UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.11%	$ 1,000.00	$ 1,037.60	$ .56
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.58	$ .56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	25.8	31.0
Metropolitan West Total Return Bond Fund Class M	11.2	6.9
Western Asset Core Plus Bond Portfolio	10.9	5.4
Fannie Mae	9.9	8.2
U.S. Treasury Obligations	9.1	13.3
JPMorgan Core Bond Fund Class A	8.1	7.8
Western Asset Core Bond Portfolio Class F	5.0	1.7
Spartan U.S. Bond Index Fund Investor Class	5.0	5.0
DoubleLine Total Return Bond Fund	2.6	2.1
Prudential Short-Term Corporate Bond Fund, Inc. Class A	1.8	1.5
	89.4
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Corporate Bonds 5.1%	Corporate Bonds 6.8%
U.S. Government and U.S. Government Agency Obligations 21.8%	U.S. Government and U.S. Government Agency Obligations 23.4%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.4%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.5%
Municipal Securities 0.1%	Municipal Securities 0.1%
Bank Loan Funds 0.0%	Bank Loan Funds 1.0%
Municipal Bond Funds 0.0%	Municipal Bond Funds 0.3%
High Yield Fixed-Income Funds 1.8%	High Yield Fixed-Income Funds 1.5%
Intermediate-Term Bond Funds 70.8%	Intermediate-Term Bond Funds 63.7%
Sector Funds 0.2%	Sector Funds 0.3%
Short-Term Funds and Net Other Assets (2.1)%	Short-Term Funds and Net Other Assets 0.0% †

Asset allocations of fixed income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.0%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 146,000	$ 161,843
5.875% 1/15/36	1,153,000	1,177,002
6.375% 6/15/14	623,000	695,284
		2,034,129
Media - 0.4%
Comcast Corp.:
5.7% 5/15/18	1,615,000	1,870,512
6.55% 7/1/39	1,211,000	1,380,548
Discovery Communications LLC:
3.7% 6/1/15	957,000	1,022,181
6.35% 6/1/40	1,875,000	2,110,993
Liberty Media Corp. 8.25% 2/1/30	616,000	602,140
NBCUniversal Media LLC:
3.65% 4/30/15	1,046,000	1,109,682
5.15% 4/30/20	1,382,000	1,530,692
6.4% 4/30/40	2,438,000	2,754,343
News America Holdings, Inc. 7.75% 12/1/45	717,000	844,393
News America, Inc.:
6.15% 3/1/37	1,758,000	1,835,758
6.15% 2/15/41	961,000	1,001,907
Time Warner Cable, Inc.:
5.85% 5/1/17	3,211,000	3,618,303
6.75% 7/1/18	1,413,000	1,662,549
Time Warner, Inc. 6.2% 3/15/40	2,433,000	2,608,811
Viacom, Inc.:
3.5% 4/1/17	530,000	548,005
6.75% 10/5/37	1,010,000	1,176,713
		25,677,530
TOTAL CONSUMER DISCRETIONARY		27,711,659
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,313,000	1,453,058
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	589,000	596,445
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 1,287,000	$ 1,460,166
6.5% 8/11/17	1,194,000	1,442,095
		2,902,261
Tobacco - 0.1%
Altria Group, Inc.:
9.25% 8/6/19	1,330,000	1,755,527
9.7% 11/10/18	1,409,000	1,860,531
Reynolds American, Inc.:
6.75% 6/15/17	1,810,000	2,130,993
7.25% 6/15/37	2,443,000	2,721,458
		8,468,509
TOTAL CONSUMER STAPLES		13,420,273
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 5.35% 3/15/20 (d)	2,258,000	2,487,307
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	1,549,000	1,630,202
Weatherford International Ltd. 5.15% 3/15/13	247,000	260,127
		4,377,636
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	4,739,000	5,468,839
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	1,643,000	1,686,066
Marathon Petroleum Corp. 5.125% 3/1/21 (d)	870,000	927,798
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	1,497,000	1,738,487
6.85% 1/15/40 (d)	816,000	1,039,746
Nakilat, Inc. 6.067% 12/31/33 (d)	666,000	719,280
Nexen, Inc. 6.4% 5/15/37	3,100,000	3,180,829
Petro-Canada 6.05% 5/15/18	497,000	575,656
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	1,441,000	1,477,189
5.75% 1/20/20	4,314,000	4,680,207
Petroleos Mexicanos 5.5% 1/21/21 (d)	1,623,000	1,765,013
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,477,000	1,569,603
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	$ 707,000	$ 731,745
5.5% 9/30/14 (d)	988,000	1,089,270
6.75% 9/30/19 (d)	647,000	776,400
Spectra Energy Partners, LP:
2.95% 6/15/16	298,000	306,487
4.6% 6/15/21	390,000	402,818
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,769,672
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	565,254
Western Gas Partners LP 5.375% 6/1/21	1,696,000	1,785,871
		32,256,230
TOTAL ENERGY		36,633,866
FINANCIALS - 2.7%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	881,000	890,048
5.25% 7/27/21	4,047,000	4,097,867
5.95% 1/18/18	1,219,000	1,296,002
6.75% 10/1/37	1,154,000	1,092,554
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	690,000	690,522
JPMorgan Chase Capital XVII 5.85% 8/1/35	460,000	449,438
JPMorgan Chase Capital XX 6.55% 9/29/36	4,414,000	4,384,245
Lazard Group LLC:
6.85% 6/15/17	623,000	700,512
7.125% 5/15/15	1,957,000	2,206,617
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,447,000	1,500,446
Morgan Stanley:
4.1% 1/26/15	1,266,000	1,259,386
4.75% 4/1/14	428,000	433,936
5.45% 1/9/17	1,300,000	1,332,174
5.5% 7/28/21	1,579,000	1,574,615
6% 5/13/14	1,310,000	1,375,195
6.625% 4/1/18	2,019,000	2,161,531
7.3% 5/13/19	1,209,000	1,348,916
Northern Trust Corp. 3.375% 8/23/21	410,000	409,273
UBS AG Stamford Branch 3.875% 1/15/15	2,100,000	2,177,564
		29,380,841
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	$ 1,874,000	$ 1,833,145
BB&T Capital Trust IV 6.82% 6/12/77 (h)	148,000	148,185
Credit Suisse (Guernsey) Ltd. 5.86% (e)(h)	1,612,000	1,394,380
Credit Suisse New York Branch 6% 2/15/18	2,126,000	2,238,674
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (d)(h)	384,000	378,240
Discover Bank:
7% 4/15/20	1,641,000	1,783,721
8.7% 11/18/19	1,504,000	1,770,598
Export-Import Bank of Korea 5.25% 2/10/14 (d)	861,000	917,408
Fifth Third Bancorp:
3.625% 1/25/16	842,000	853,205
4.5% 6/1/18	520,000	518,891
8.25% 3/1/38	603,000	681,719
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	1,003,000	930,283
HBOS PLC 6.75% 5/21/18 (d)	773,000	714,562
Huntington Bancshares, Inc. 7% 12/15/20	404,000	462,180
JPMorgan Chase Bank 6% 10/1/17	6,514,000	7,296,807
KeyBank NA:
5.45% 3/3/16	554,000	600,556
5.8% 7/1/14	1,056,000	1,153,456
KeyCorp. 5.1% 3/24/21	754,000	771,378
Korea Development Bank 5.75% 9/10/13	814,000	877,175
Marshall & Ilsley Bank:
4.85% 6/16/15	578,000	631,984
5% 1/17/17	1,905,000	2,046,842
5.25% 9/4/12	428,000	440,232
6.375% 9/1/11	1,725,000	1,725,000
Regions Bank:
6.45% 6/26/37	2,061,000	1,757,003
7.5% 5/15/18	939,000	915,525
Regions Financial Corp.:
5.75% 6/15/15	277,000	261,765
7.75% 11/10/14	1,190,000	1,181,075
SunTrust Banks, Inc. 3.6% 4/15/16	1,286,000	1,291,059
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,142,934
Wells Fargo & Co. 3.75% 10/1/14	1,573,000	1,672,723
		38,390,705
Consumer Finance - 0.0%
Discover Financial Services 10.25% 7/15/19	956,000	1,233,530
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.483% 10/25/11 (h)	$ 468,000	$ 466,916
0.553% 1/27/14 (h)	267,000	240,716
5% 10/1/13	99,000	99,512
		2,040,674
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	3,470,000	3,604,646
BP Capital Markets PLC:
3.125% 10/1/15	2,453,000	2,565,605
3.625% 5/8/14	1,279,000	1,348,822
4.742% 3/11/21	3,200,000	3,501,347
Capital One Capital V 10.25% 8/15/39	535,000	555,384
Citigroup, Inc.:
3.953% 6/15/16	1,713,000	1,749,352
4.75% 5/19/15	5,000,000	5,212,220
5.5% 4/11/13	5,064,000	5,275,731
6.125% 5/15/18	1,035,000	1,128,926
6.5% 8/19/13	333,000	354,202
JPMorgan Chase & Co. 4.95% 3/25/20	3,248,000	3,460,848
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,762,000	1,867,960
5.35% 4/15/12 (d)	387,000	394,003
5.5% 1/15/14 (d)	1,140,000	1,218,272
TECO Finance, Inc.:
4% 3/15/16	364,000	389,379
5.15% 3/15/20	523,000	582,619
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	893,000	875,140
		34,084,456
Insurance - 0.4%
Allstate Corp. 6.2% 5/16/14	1,521,000	1,720,100
Aon Corp.:
3.125% 5/27/16	1,475,000	1,476,179
3.5% 9/30/15	591,000	613,107
5% 9/30/20	690,000	741,695
6.25% 9/30/40	442,000	486,713
Assurant, Inc. 5.625% 2/15/14	1,017,000	1,079,308
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,731,749
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	2,630,000	2,505,075
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	$ 1,702,000	$ 1,658,847
6.7% 8/15/16 (d)	1,887,000	2,072,020
10.75% 6/15/88 (d)(h)	1,017,000	1,250,910
Lincoln National Corp. 7% 5/17/66 (h)	287,000	266,910
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,046,094
MetLife, Inc.:
5.875% 2/6/41	428,000	454,817
6.75% 6/1/16	1,135,000	1,329,421
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	1,422,000	1,502,034
5.125% 6/10/14 (d)	1,002,000	1,092,868
New York Life Insurance Co. 6.75% 11/15/39 (d)	533,000	628,268
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	703,000	770,988
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,196,000	1,261,110
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	1,102,000	1,454,683
Prudential Financial, Inc.:
4.75% 9/17/15	1,859,000	1,987,749
7.375% 6/15/19	438,000	523,422
Symetra Financial Corp. 6.125% 4/1/16 (d)	1,239,000	1,318,331
Unum Group 5.625% 9/15/20	805,000	878,040
		29,850,438
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12	195,000	198,146
6.125% 11/1/12	294,000	309,326
Camden Property Trust:
5.375% 12/15/13	460,000	491,976
5.875% 11/30/12	174,000	181,757
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,084,000	1,028,657
5.375% 10/15/12	2,122,000	2,147,315
7.5% 4/1/17	663,000	737,034
9.625% 3/15/16	1,009,000	1,199,654
Duke Realty LP:
4.625% 5/15/13	80,000	82,940
5.875% 8/15/12	145,000	149,525
Equity One, Inc.:
5.375% 10/15/15	203,000	215,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6% 9/15/17	$ 822,000	$ 857,094
6.25% 12/15/14	755,000	810,826
6.25% 1/15/17	540,000	580,103
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	707,782
5.9% 4/1/20	351,000	379,491
6% 7/15/12	400,000	413,496
6.2% 1/15/17	307,000	348,190
HRPT Properties Trust:
5.75% 11/1/15	564,000	603,928
6.65% 1/15/18	809,000	911,396
UDR, Inc. 5.5% 4/1/14	1,615,000	1,730,004
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	472,486
		14,556,443
Real Estate Management & Development - 0.5%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,189,785
6.3% 6/1/13	1,166,000	1,233,544
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,513,454
6.125% 4/15/20	473,000	510,650
Brandywine Operating Partnership LP:
5.7% 5/1/17	567,000	593,219
5.75% 4/1/12	807,000	822,123
Colonial Properties Trust:
5.5% 10/1/15	1,516,000	1,605,479
6.875% 8/15/12	837,000	864,813
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,178,100
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,734,531
Duke Realty LP:
5.4% 8/15/14	1,299,000	1,373,952
5.5% 3/1/16	1,275,000	1,351,963
5.95% 2/15/17	389,000	421,483
6.25% 5/15/13	963,000	1,018,243
6.5% 1/15/18	1,281,000	1,392,738
ERP Operating LP:
4.75% 7/15/20	1,056,000	1,094,125
5.2% 4/1/13	1,606,000	1,688,235
5.5% 10/1/12	1,538,000	1,605,161
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 437,000	$ 493,703
6.625% 3/15/12	281,000	288,865
Liberty Property LP:
4.75% 10/1/20	1,645,000	1,677,017
5.5% 12/15/16	799,000	886,852
6.375% 8/15/12	550,000	571,748
6.625% 10/1/17	938,000	1,105,182
Post Apartment Homes LP 6.3% 6/1/13	1,384,000	1,479,024
Reckson Operating Partnership LP 6% 3/31/16	310,000	328,139
Regency Centers LP 6.75% 1/15/12	1,481,000	1,509,730
Simon Property Group LP:
4.2% 2/1/15	511,000	544,910
5.1% 6/15/15	795,000	865,515
Tanger Properties LP:
6.125% 6/1/20	774,000	873,745
6.15% 11/15/15	3,307,000	3,727,330
		35,543,358
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	1,795,000	1,770,965
5.65% 5/1/18	1,140,000	1,162,293
6.5% 8/1/16	1,370,000	1,469,533
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,074,000	1,192,556
		5,595,347
TOTAL FINANCIALS		189,442,262
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	1,541,000	1,575,375
5.25% 6/15/12	1,072,000	1,106,161
6.25% 6/15/14	394,000	438,697
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,051,266
		4,171,499
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 297,598	$ 309,502
6.795% 2/2/20	102,391	98,807
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	553,363	542,296
8.36% 1/20/19	1,897,499	1,897,499
		2,848,104
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	755,000	763,494
TOTAL INDUSTRIALS		3,611,598
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,297,928
6.55% 10/1/17	612,000	728,132
		2,026,060
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	3,295,000	3,797,263
Metals & Mining - 0.0%
ArcelorMittal SA 3.75% 3/1/16	1,404,000	1,388,800
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	1,058,000	1,123,415
		2,512,215
TOTAL MATERIALS		6,309,478
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	5,000,000	5,119,900
6.3% 1/15/38	2,523,000	2,815,201
6.8% 5/15/36	2,099,000	2,460,202
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,063,000	1,375,891
CenturyLink, Inc.:
6.15% 9/15/19	1,651,000	1,626,790
6.45% 6/15/21	1,871,000	1,819,873
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
7.6% 9/15/39	$ 269,000	$ 247,404
Deutsche Telekom International Financial BV 5.875% 8/20/13	1,249,000	1,352,571
Embarq Corp. 7.995% 6/1/36	511,000	484,659
Telefonica Emisiones SAU 5.855% 2/4/13	325,000	335,650
Verizon Communications, Inc. 6.1% 4/15/18	4,623,000	5,495,656
		23,133,797
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16 (f)	1,259,000	1,248,777
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	2,276,000	2,502,539
5.875% 10/1/19	1,592,000	1,833,290
6.35% 3/15/40	498,000	544,470
Sprint Nextel Corp. 6% 12/1/16	2,545,000	2,449,563
		8,578,639
TOTAL TELECOMMUNICATION SERVICES		31,712,436
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	853,000	887,448
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,369,000	1,492,250
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	1,153,000	1,167,368
6.4% 9/15/20 (d)	2,270,000	2,374,992
Edison International 3.75% 9/15/17	940,000	975,120
EDP Finance BV 6% 2/2/18 (d)	1,966,000	1,647,262
FirstEnergy Corp. 7.375% 11/15/31	2,804,000	3,253,265
FirstEnergy Solutions Corp. 6.05% 8/15/21	780,000	854,016
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,059,752
3.75% 11/15/20	211,000	208,791
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,424,795
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,019,580
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	2,879,521
		19,244,160
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 732,000	$ 841,493
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (d)	527,000	548,779
		1,390,272
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,773,346
Exelon Generation Co. LLC:
4% 10/1/20	1,211,000	1,203,143
5.35% 1/15/14	1,339,000	1,444,240
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	737,200
6.5% 5/1/18	1,354,000	1,598,782
		6,756,711
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	509,000	584,829
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	414,000	395,370
7.5% 6/30/66 (h)	924,000	947,100
National Grid PLC 6.3% 8/1/16	1,687,000	1,966,954
NiSource Finance Corp.:
5.4% 7/15/14	353,000	387,670
5.45% 9/15/20	1,370,000	1,537,324
5.95% 6/15/41	1,711,000	1,745,533
6.25% 12/15/40	336,000	369,549
6.4% 3/15/18	1,146,000	1,347,232
San Diego Gas & Electric Co. 3% 8/15/21	455,000	452,826
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,012,000	1,001,880
		10,736,267
TOTAL UTILITIES		38,127,410
TOTAL NONCONVERTIBLE BONDS (Cost $346,541,671)		353,166,541
U.S. Government and Government Agency Obligations - 9.2%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 5.25% 9/15/39	3,937,000	4,655,719
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 2,089	$ 2,565
2.125% 2/15/41	27,062,866	33,439,727
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		33,442,292
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds 4.375% 5/15/41	35,659,000	40,706,888
U.S. Treasury Notes:
0.375% 6/30/13	60,438,000	60,636,237
0.5% 5/31/13	12,534,000	12,600,581
0.5% 8/15/14	24,040,000	24,164,046
0.625% 12/31/12	49,995,000	50,295,770
1% 8/31/16	2,484,000	2,488,074
1.5% 12/31/13	150,000,000	154,394,550
1.5% 7/31/16	9,840,000	10,106,762
2.125% 8/15/21	19,570,000	19,377,431
2.375% 9/30/14	21,200,000	22,501,807
2.625% 7/31/14	68,000	72,526
3.125% 5/15/21	150,003,000	162,237,245
3.625% 2/15/20	30,959,000	35,155,400
TOTAL U.S. TREASURY OBLIGATIONS		594,737,317
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $612,403,744)		632,835,328
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 9.9%
2.303% 6/1/36 (h)	35,787	37,175
2.575% 2/1/35 (h)	715,495	754,159
2.636% 7/1/37 (h)	111,193	117,442
3.5% 8/1/25 to 3/1/41 (g)	30,262,577	30,899,373
4% 12/1/25 to 6/1/41	45,206,313	46,911,587
4% 9/1/41 (f)	23,000,000	23,836,758
4% 9/1/41 (f)(g)	73,000,000	75,655,798
4% 9/1/41 (f)(g)	11,000,000	11,400,189
4% 9/1/41 (f)(g)	18,000,000	18,654,854
4% 9/1/41 (f)(g)	35,000,000	36,273,328
4.5% 6/1/24 to 9/1/41 (g)	124,282,759	131,807,477
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 9/1/41 (f)	$ 14,000,000	$ 14,800,594
4.5% 9/1/41 (f)	18,000,000	19,029,335
4.5% 9/1/41 (f)	8,000,000	8,457,482
4.5% 9/1/41 (f)	4,000,000	4,228,741
4.5% 9/1/41 (f)	4,018,000	4,247,771
5% 4/1/18 to 4/1/41 (g)	62,671,139	67,727,935
5% 9/1/41 (f)	16,000,000	17,232,125
5% 9/1/41 (f)	2,200,000	2,369,417
5% 9/1/41 (f)	1,700,000	1,830,913
5% 9/1/41 (f)	1,200,000	1,292,409
5% 10/1/41 (f)	1,300,000	1,396,708
5% 10/1/41 (f)	1,000,000	1,074,391
5.5% 12/1/30 to 9/1/38	54,361,791	59,720,968
5.5% 9/1/41 (f)	1,700,000	1,858,090
5.5% 9/1/41 (f)	7,000,000	7,650,961
5.5% 9/1/41 (f)(g)	7,000,000	7,650,961
5.5% 9/1/41 (f)(g)	3,000,000	3,278,983
5.5% 9/1/41 (f)(g)	9,000,000	9,836,950
6% 3/1/22 to 2/1/40	65,466,543	72,685,673
6% 9/1/41 (f)	2,400,000	2,657,193
6% 9/1/41 (f)	1,000,000	1,107,164
6.5% 2/1/36	52,378	58,698
TOTAL FANNIE MAE		686,541,602
Freddie Mac - 1.2%
3.261% 10/1/35 (h)	54,053	57,702
4% 9/1/41 (f)	13,000,000	13,462,470
4.5% 7/1/25 to 4/1/41 (f)	22,783,400	24,116,270
5% 9/1/39 to 4/1/41	8,745,001	9,443,553
5.5% 12/1/28 to 1/1/40	27,619,058	30,142,237
5.5% 9/1/41 (f)	3,100,000	3,381,259
5.5% 9/1/41 (f)	1,700,000	1,854,239
6% 7/1/37 to 8/1/37	1,057,997	1,174,855
TOTAL FREDDIE MAC		83,632,585
Ginnie Mae - 1.5%
3.5% 1/15/41	4,991,500	5,114,638
4% 1/15/25 to 7/15/41	10,110,547	10,794,028
4% 7/15/41	1,127,481	1,196,350
4% 9/1/41 (f)	11,000,000	11,640,539
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 1/15/39 to 7/20/41	$ 27,695,728	$ 30,044,344
4.5% 9/1/41 (f)	5,975,000	6,464,190
5% 8/15/39 to 9/15/40	9,551,516	10,572,110
5% 9/1/41 (f)	4,000,000	4,406,781
5% 9/1/41 (f)	9,000,000	9,915,258
5% 9/1/41 (f)	9,000,000	9,915,258
5.5% 12/20/28 to 12/15/38	2,555,321	2,863,055
TOTAL GINNIE MAE		102,926,551
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $858,773,141)		873,100,738
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (h)	229,738	152,006
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (h)	917	914
Class M2, 1.8684% 3/25/34 (h)	56,000	42,000
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (h)	22,373	21,583
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (h)	17,534	72
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	95,000	950
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	1,236,000	1,271,068
Series 2011-1 Class A2, 2.15% 1/15/16	4,058,000	4,138,177
Series 2011-3 Class A2, 1.81% 5/15/16	1,230,000	1,243,580
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	164,000	165,378
Class E, 6.96% 3/8/16 (d)	648,577	654,723
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (h)	14,231	11,142
Series 2004-R2 Class M3, 0.7684% 4/25/34 (h)	21,541	7,172
Series 2005-R2 Class M1, 0.6684% 4/25/35 (h)	331,000	288,566
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (h)	7,674	5,158
Series 2004-W7 Class M1, 0.7684% 5/25/34 (h)	204,000	147,483
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (h)	217,082	55,120
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0434% 4/25/34 (h)	$ 423,887	$ 330,265
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	1,070,000	1,097,190
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (h)	233,959	204,129
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (h)	1,961	1,954
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	67,000	68,699
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (h)	183,000	9,187
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (h)	289,000	82,412
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (h)	4,886	4,784
Series 2007-4 Class A1A, 0.3073% 9/25/37 (h)	45,094	42,968
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (h)	15,322	7,352
Series 2004-3 Class M4, 1.1884% 4/25/34 (h)	25,557	12,701
Series 2004-4 Class M2, 1.0134% 6/25/34 (h)	94,124	41,245
Series 2005-3 Class MV1, 0.6384% 8/25/35 (h)	91,381	88,587
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (h)	7,735	7,619
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	38,115	38,175
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (h)	6,234	4,085
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (h)	3,381	851
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (d)	278,000	282,479
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	1,407,000	1,418,516
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	1,845	1,848
Series 2007-1:
Class A4, 5.03% 2/16/15	5,018	5,019
Class C, 5.43% 2/16/15	71,000	71,079
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7084% 1/25/35 (h)	152,000	60,054
Class M4, 0.8984% 1/25/35 (h)	58,000	15,037
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (d)(h)	38,003	35,723
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3872% 11/15/34 (d)(h)	$ 273,640	$ 226,437
Class B, 0.4872% 11/15/34 (d)(h)	98,976	63,840
Class C, 0.5872% 11/15/34 (d)(h)	164,475	81,415
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	68,166	18,839
Class M1, 0.8684% 6/25/34 (h)	412,000	254,557
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (h)	167,000	7,638
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (h)	47,379	32,900
Series 2003-3 Class M1, 1.5084% 8/25/33 (h)	115,934	91,827
Series 2003-5 Class A2, 0.9184% 12/25/33 (h)	5,278	3,495
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (h)	7,652	7,493
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (h)	124,662	121,347
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (h)	104,859	87,245
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (h)	231,000	78,221
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (h)	231,000	182,499
Class MV1, 0.4484% 11/25/36 (h)	187,000	119,875
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (h)	106,840	94,512
Series 2006-A Class 2C, 1.3965% 3/27/42 (h)	406,000	101,168
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	148,501	148,694
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (h)	14,284	9,955
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (d)	14,757	14,900
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (h)	83,000	3,708
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (h)	126,000	4,309
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (h)	20,260	13,088
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (h)	72,578	49,870
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (h)	286,427	207,886
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (h)	420,938	300,201
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (h)	9,173	6,322
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (h)	$ 24,514	$ 11,885
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (h)	64,000	40,928
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (h)	66,866	8,569
National Collegiate Student Loan Trust Series 2006-4:
Class A1, 0.2484% 3/25/25 (h)	1,139	1,139
Class D, 1.3184% 5/25/32 (h)	310,000	666
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (h)	229,000	124,745
Series 2005-D Class M2, 0.6884% 2/25/36 (h)	109,000	21,547
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (h)	5,006	4,901
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (h)	15,863	15,292
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (h)	85,000	49,701
Class M4, 1.6684% 9/25/34 (h)	109,000	44,796
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (h)	328,000	296,897
Class M3, 0.7784% 1/25/36 (h)	77,000	49,226
Class M4, 1.0484% 1/25/36 (h)	236,000	119,088
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (h)	291,000	2,026
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (h)	222	221
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (h)	815	658
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (h)	229,940	179,999
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (d)(h)	96,937	92,550
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (h)	204,000	93,890
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	80,459	83,732
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (h)	4,618	3,114
TOTAL ASSET-BACKED SECURITIES (Cost $15,778,524)		15,714,861
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.2%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (h)	$ 227,000	$ 103,608
Class C, 5.6565% 4/10/49 (h)	605,000	246,530
Class D, 5.6565% 4/10/49 (h)	303,000	106,238
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	543,629	552,930
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (h)	216,264	190,884
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (h)	221,123	188,921
Series 2004-A Class 2A2, 2.8478% 2/25/34 (h)	26,693	22,839
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	18,560	15,978
Class 2A2, 2.8677% 3/25/34 (h)	128,982	115,302
Series 2004-D Class 2A2, 2.8857% 5/25/34 (h)	195,240	170,732
Series 2004-G Class 2A7, 2.9352% 8/25/34 (h)	181,204	154,417
Series 2004-H Class 2A1, 3.1632% 9/25/34 (h)	158,443	133,395
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (h)	330,392	249,715
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (h)	190,295	168,132
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (h)	230,098	211,648
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (h)	277,000	286,896
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (h)	162,326	160,634
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	310,000	86,800
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (d)(h)	4,241	4,240
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (h)	234,795	207,384
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	950,543	944,602
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (h)	182,071	161,959
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (d)(h)	433,000	429,936
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.303% 12/20/54 (h)	682,000	540,485
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4: - continued
Class M1, 0.383% 12/20/54 (h)	$ 179,000	$ 114,560
Series 2007-1:
Class 1M1, 0.513% 12/20/54 (h)	226,000	144,640
Class 2M1, 0.713% 12/20/54 (h)	290,000	185,600
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (h)	86,931	69,006
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	525,000	545,090
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (h)	319,399	242,919
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (h)	187,357	179,265
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (h)	219,942	200,444
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	125,000	135,359
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (h)	143,880	92,677
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (h)	251,535	168,546
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.397% 6/15/22 (d)(h)	237,000	221,595
Class E, 0.417% 6/15/22 (d)(h)	146,000	134,320
Class F, 0.447% 6/15/22 (d)(h)	241,000	219,310
Class H, 0.537% 6/15/22 (d)(h)	109,000	94,830
Class J, 0.577% 6/15/22 (d)(h)	128,000	110,400
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (h)	259,039	244,749
Series 2005-A2 Class A7, 2.6224% 2/25/35 (h)	158,447	148,119
Series 2006-A6 Class A4, 3.1818% 10/25/33 (h)	178,992	161,149
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (h)	338,641	260,750
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (h)	455,000	20,029
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (h)	615,906	491,937
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (d)(h)	205,772	161,531
Class B6, 3.0558% 7/10/35 (d)(h)	272,937	200,608
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 116,349	$ 123,036
Series 2004-SL3 Class A1, 7% 8/25/16	5,723	5,758
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (d)(h)	50,349	46,085
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	6,062	4,169
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (h)	81,254	73,922
Series 2003-20 Class 1A1, 5.5% 7/25/33	56,688	57,274
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (h)	524,000	377,827
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (h)	132,836	122,391
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (h)	358,158	296,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7617% 11/25/34 (h)	407,930	371,562
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (h)	445,102	393,324
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (h)	298,170	259,858
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (h)	246,919	218,162
Series 2006-AR8 Class 3A1, 2.77% 4/25/36 (h)	2,390,888	1,909,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,663,563)		14,261,106
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (h)	204,000	210,862
Class A3, 6.8838% 2/14/43 (h)	220,000	231,718
Class A6, 7.2038% 2/14/43 (h)	324,000	339,031
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (h)	309,469	326,697
Series 2006-3 Class A4, 5.889% 7/10/44	1,724,000	1,868,938
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	578,771
Series 2007-4 Class A3, 5.798% 2/10/51 (h)	276,000	291,795
Series 2006-6 Class E, 5.619% 10/10/45 (d)	160,000	29,696
Series 2007-3:
Class A3, 5.6242% 6/10/49 (h)	463,000	484,978
Class A4, 5.6242% 6/10/49 (h)	577,000	607,933
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 607,000	$ 644,248
Series 2004-2:
Class A3, 4.05% 11/10/38	45,950	46,367
Class A4, 4.153% 11/10/38	351,000	362,964
Series 2005-1 Class A3, 4.877% 11/10/42	242,553	242,701
Series 2001-3 Class H, 6.562% 4/11/37 (d)	155,000	154,747
Series 2001-PB1 Class K, 6.15% 5/11/35 (d)	129,000	127,671
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	860,000	900,755
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (d)(h)	119,000	112,455
Class D, 0.5672% 3/15/22 (d)(h)	121,000	113,135
Class E, 0.6072% 3/15/22 (d)(h)	100,000	92,000
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (d)(h)	118,366	115,111
Class D, 0.4172% 10/15/19 (d)(h)	217,000	207,778
Class E, 0.4472% 10/15/19 (d)(h)	201,000	189,443
Class F, 0.5172% 10/15/19 (d)(h)	477,000	447,188
Class G, 0.5372% 10/15/19 (d)(h)	192,000	170,400
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.5784% 4/25/34 (d)(h)	183,602	153,648
Class B, 2.1184% 4/25/34 (d)(h)	20,551	11,613
Series 2004-2 Class A, 0.6484% 8/25/34 (d)(h)	149,250	121,904
Series 2004-3:
Class A1, 0.5884% 1/25/35 (d)(h)	331,485	259,130
Class A2, 0.6384% 1/25/35 (d)(h)	47,596	37,677
Class M1, 0.7184% 1/25/35 (d)(h)	57,172	39,834
Class M2, 1.2184% 1/25/35 (d)(h)	28,727	19,150
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (d)(h)	257,884	201,597
Class M2, 0.6984% 8/25/35 (d)(h)	22,408	12,149
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (d)(h)	101,906	77,033
Class A2, 0.6184% 11/25/35 (d)(h)	95,401	72,495
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (d)(h)	236,461	175,591
Class M1, 0.6684% 1/25/36 (d)(h)	76,323	45,239
Series 2006-2A Class A1, 0.4484% 7/25/36 (d)(h)	623,374	465,618
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (d)(h)	123,882	87,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A: - continued
Class A2, 0.4884% 12/25/36 (d)(h)	$ 627,420	$ 426,646
Series 2007-1:
Class A2, 0.4884% 3/25/37 (d)(h)	136,779	88,906
Class B3, 3.5684% 3/25/37 (d)(h)	47,703	2,147
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (d)(h)	345,328	238,924
Class A2, 0.5384% 7/25/37 (d)(h)	323,318	187,899
Class B1, 1.8184% 7/25/37 (d)(h)	97,147	7,237
Class B2, 2.4684% 7/25/37 (d)(h)	84,245	3,913
Class B3, 3.5684% 7/25/37 (d)(h)	94,870	2,593
Class M1, 0.5884% 7/25/37 (d)(h)	110,050	35,043
Class M4, 0.8684% 7/25/37 (d)(h)	120,675	17,668
Class M5, 0.9684% 7/25/37 (d)(h)	106,255	13,353
Class M6, 1.2184% 7/25/37 (d)(h)	135,854	13,652
Series 2007-3:
Class A2, 0.5084% 7/25/37 (d)(h)	134,106	82,498
Class B1, 1.1684% 7/25/37 (d)(h)	80,958	10,393
Class B2, 1.8184% 7/25/37 (d)(h)	207,648	18,939
Class B3, 4.2184% 7/25/37 (d)(h)	81,091	3,446
Class M1, 0.5284% 7/25/37 (d)(h)	71,070	28,151
Class M2, 0.5584% 7/25/37 (d)(h)	76,014	25,287
Class M3, 0.5884% 7/25/37 (d)(h)	121,746	33,504
Class M4, 0.7184% 7/25/37 (d)(h)	192,198	44,249
Class M5, 0.8184% 7/25/37 (d)(h)	97,644	19,371
Class M6, 1.0184% 7/25/37 (d)(h)	74,160	12,260
Series 2007-4A:
Class B2, 3.6684% 9/25/37 (d)(h)	121,282	606
Class M4, 1.8184% 9/25/37 (d)(h)	116,179	6,971
Class M5, 1.9684% 9/25/37 (d)(h)	116,179	4,647
Class M6, 2.1684% 9/25/37 (d)(h)	116,179	2,904
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.5072% 3/15/22 (d)(h)	514,000	475,800
Class F, 0.5572% 3/15/22 (d)(h)	315,000	286,074
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	43,721	44,071
Series 2004-PWR3 Class A3, 4.487% 2/11/41	99,070	101,201
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (h)	162,000	174,985
Series 2007-PW17 Class A1, 5.282% 6/11/50	73,838	74,820
Series 2007-T26 Class A1, 5.145% 1/12/45	39,535	39,777
Series 2006-PW13 Class A3, 5.518% 9/11/41	978,000	1,003,826
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class A4, 5.5338% 4/12/38 (h)	$ 35,000	$ 38,842
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (d)(h)	44,000	21,733
Class C, 5.7154% 6/11/40 (d)(h)	37,000	14,465
Class D, 5.7154% 6/11/40 (d)(h)	37,000	13,023
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (d)(h)	126,066	89,306
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	325,000	339,658
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (d)(h)	99,000	97,614
Class G, 0.5402% 8/15/21 (d)(h)	82,000	79,540
Class H, 0.5802% 8/15/21 (d)(h)	66,000	60,720
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	414,766	405,618
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	62,509	62,403
Class A2, 5.6978% 12/10/49 (h)	277,000	281,654
Class A4, 5.6978% 12/10/49 (h)	918,000	990,420
Series 2007-FL3A Class A2, 0.3472% 4/15/22 (d)(h)	1,000,000	959,681
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	92,822	92,951
Class A4, 5.322% 12/11/49	4,537,000	4,713,417
Series 2007-CD4:
Class A3, 5.293% 12/11/49	270,000	278,357
Class C, 5.476% 12/11/49	522,000	104,400
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (h)	277,000	294,619
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	166,200
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (d)(h)	1,438,000	1,388,850
Class C, 0.4772% 4/15/17 (d)(h)	223,000	215,379
Class D, 0.5172% 4/15/17 (d)(h)	152,000	145,765
Class E, 0.5772% 4/15/17 (d)(h)	48,000	45,181
Class F, 0.6172% 4/15/17 (d)(h)	27,000	24,399
Class G, 0.7572% 4/15/17 (d)(h)	27,000	24,314
Class H, 0.8272% 4/15/17 (d)(h)	27,000	24,180
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater: - continued
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (d)(h)	$ 211,505	$ 200,929
Class D, 0.5472% 11/15/17 (d)(h)	10,974	10,316
Class E, 0.5972% 11/15/17 (d)(h)	38,909	36,185
Class F, 0.6572% 11/15/17 (d)(h)	29,930	27,236
Class G, 0.7072% 11/15/17 (d)(h)	20,618	18,247
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (d)(h)	395,000	361,425
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,730	2,736
Series 2006-C8:
Class A3, 5.31% 12/10/46	789,000	825,647
Class A4, 5.306% 12/10/46	3,713,000	3,947,053
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	468,000	465,293
Class AJFX, 5.478% 2/5/19 (d)	828,000	834,065
Series 2007-C9 Class A4, 5.8145% 12/10/49 (h)	613,000	670,845
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,429,000	1,494,308
Series 2006-C5 Class A3, 5.311% 12/15/39	2,730,000	2,919,555
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	554,000	583,632
Series 2007-C3 Class A4, 5.702% 6/15/39 (h)	167,000	174,250
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,550,707	1,589,764
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	251,000	264,964
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (d)(h)	988,000	711,360
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	277,000	277,029
Series 2002-CP5 Class A1, 4.106% 12/15/35	7,314	7,335
Series 2004-C1:
Class A3, 4.321% 1/15/37	28,088	28,233
Class A4, 4.75% 1/15/37	129,000	135,073
Series 2006-C1 Class A3, 5.422% 2/15/39 (h)	1,027,392	1,077,203
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (d)(h)	105,000	91,350
Class C:
0.3772% 2/15/22 (d)(h)	299,000	254,150
0.4772% 2/15/22 (d)(h)	107,000	85,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class F, 0.5272% 2/15/22 (d)(h)	$ 213,000	$ 166,140
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	420,000	63,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	9,764	9,776
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,939,000	3,060,639
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (d)(h)	104,000	101,159
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	554,000	570,460
Series 2007-GG9 Class A4, 5.444% 3/10/39	805,000	850,495
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (h)	730,000	766,357
Class A4, 5.881% 7/10/38 (h)	2,144,000	2,334,402
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (d)(h)	63,182	58,231
Class F, 0.6451% 6/6/20 (d)(h)	134,000	122,145
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(h)	263,000	252,628
Class D, 2.3636% 3/6/20 (d)(h)	1,737,000	1,668,524
Class H, 3.5846% 3/6/20 (d)(h)	121,000	117,633
Class J, 4.4568% 3/6/20 (d)(h)	174,000	170,365
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	84,972	85,051
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	183,534	183,412
Series 2007-GG10 Class A2, 5.778% 8/10/45	126,924	129,269
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	628,000	632,032
Class A3, 5.42% 1/15/49	4,514,000	4,780,294
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	53,000	10,068
Class CS, 5.466% 1/15/49 (h)	23,000	3,908
Class ES, 5.5379% 1/15/49 (d)(h)	143,000	9,998
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	32,968	32,906
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8801% 4/15/45 (h)	$ 747,000	$ 821,324
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (d)(h)	178,349	164,081
Class C, 0.4172% 11/15/18 (d)(h)	126,960	115,534
Class F, 0.5372% 11/15/18 (d)(h)	86,656	75,390
Class G, 0.5672% 11/15/18 (d)(h)	75,068	63,057
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	176,000	191,346
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	113,569	115,855
Class A3, 5.336% 5/15/47	5,615,000	5,864,166
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (h)	972,000	1,026,211
Series 2007-CB20 Class A4, 5.794% 2/12/51	1,382,000	1,482,977
Series 2007-LD11:
Class A2, 5.8019% 6/15/49 (h)	778,000	790,933
Class A4, 5.8169% 6/15/49 (h)	1,860,000	1,966,329
Series 2006-CB17 Class A3, 5.45% 12/12/43	79,000	79,796
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (h)	24,000	10,660
Class C, 5.7415% 2/12/49 (h)	62,000	25,269
Class D, 5.7415% 2/12/49 (h)	65,000	22,089
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (h)	4,948,000	5,277,210
Series 1998-C1 Class D, 6.98% 2/18/30	61,734	63,020
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	39,738	40,249
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	154,870	154,900
Series 2006-C7:
Class A2, 5.3% 11/15/38	256,173	257,400
Class A3, 5.347% 11/15/38	206,000	215,811
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	5,258	5,267
Class A4, 5.424% 2/15/40	1,687,000	1,797,868
Series 2007-C2 Class A3, 5.43% 2/15/40	505,000	527,163
Series 2001-C3 Class B, 6.512% 6/15/36	96,408	96,461
Series 2001-C7 Class D, 6.514% 11/15/33	305,000	305,212
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	346,000	368,344
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	314,393
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (d)(h)	$ 88,297	$ 78,231
Class E, 0.4972% 9/15/21 (d)(h)	320,310	280,172
Class F, 0.5472% 9/15/21 (d)(h)	183,169	158,584
Class G, 0.5672% 9/15/21 (d)(h)	361,641	300,339
Class H, 0.6072% 9/15/21 (d)(h)	92,993	73,683
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	492,000	493,130
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	629,677	639,285
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (h)	217,201	219,792
Series 2005-LC1 Class F, 5.3796% 1/12/44 (d)(h)	241,000	122,765
Series 2006-C1 Class A2, 5.6285% 5/12/39 (h)	269,489	275,178
Series 2007-C1 Class A4, 5.8267% 6/12/50 (h)	1,049,000	1,112,782
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	636,923
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (h)	116,063	113,226
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (h)	295,000	300,450
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	238,000	250,662
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	109,593
Class B, 5.479% 8/12/48	831,000	337,095
Series 2007-6:
Class A1, 5.175% 3/12/51	3,669	3,675
Class A4, 5.485% 3/12/51 (h)	656,000	688,467
Series 2007-7 Class A4, 5.7436% 6/12/50 (h)	970,000	1,045,786
Series 2007-8 Class A1, 4.622% 8/12/49	10,578	10,583
Series 2007-6 Class B, 5.635% 3/12/51 (h)	277,000	124,629
Series 2007-7 Class B, 5.7436% 6/12/50 (h)	356,000	94,449
Series 2007-8 Class A3, 5.9665% 8/12/49 (h)	239,000	253,939
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (d)(h)	57,391	34,435
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (d)(h)	159,000	143,717
Class D, 0.398% 10/15/20 (d)(h)	107,000	95,626
Class E, 0.458% 10/15/20 (d)(h)	134,000	118,422
Class NHRO, 1.098% 10/15/20 (d)(h)	127,622	102,098
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	$ 384,390	$ 387,645
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	2,197,000	2,280,310
Series 2007-IQ13 Class A1, 5.05% 3/15/44	26,998	27,034
Series 2007-IQ15 Class A4, 6.0747% 6/11/49 (h)	1,262,000	1,350,484
Series 2007-T25 Class A1, 5.391% 11/12/49	20,739	20,777
Series 2007-T27 Class A4, 5.6406% 6/11/42 (h)	1,015,000	1,127,314
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (h)	163,362	164,327
Series 2006-IQ11 Class A4, 5.73% 10/15/42 (h)	83,000	91,144
Series 2006-T23 Class A3, 5.8184% 8/12/41 (h)	141,000	150,463
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (h)	1,466,000	1,520,367
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	416,000	432,135
Class AAB, 5.654% 4/15/49	608,000	644,666
Class B, 5.7233% 4/15/49 (h)	68,000	30,600
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	19,347	19,409
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (d)(h)	204,000	195,846
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (d)(h)	278,000	246,755
Class F, 0.5502% 9/15/21 (d)(h)	301,000	264,470
Class G, 0.5702% 9/15/21 (d)(h)	285,000	239,230
Series 2007-WHL8 Class F, 0.6872% 6/15/20 (d)(h)	686,000	445,900
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	321,946	322,750
Series 2006-C27 Class A2, 5.624% 7/15/45	7,034	7,024
Series 2006-C28 Class A4, 5.572% 10/15/48	1,373,000	1,450,222
Series 2006-C29 Class A3, 5.313% 11/15/48	736,000	780,978
Series 2007-C30:
Class A3, 5.246% 12/15/43	238,000	241,171
Class A4, 5.305% 12/15/43	81,000	83,315
Class A5, 5.342% 12/15/43	5,296,000	5,513,189
Series 2007-C31:
Class A4, 5.509% 4/15/47	626,000	667,016
Class A5, 5.5% 4/15/47	1,310,000	1,374,935
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (h)	298,985	301,945
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32: - continued
Class A3, 5.7428% 6/15/49 (h)	$ 3,959,000	$ 4,164,662
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	255,600
Series 2005-C22:
Class B, 5.3592% 12/15/44 (h)	614,000	467,185
Class F, 5.3592% 12/15/44 (d)(h)	462,000	204,981
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	831,000	411,396
Class D, 5.513% 12/15/43 (h)	443,000	174,674
Series 2007-C31 Class C, 5.6883% 4/15/47 (h)	1,142,000	543,649
Series 2007-C31A Class A2, 5.421% 4/15/47	765,985	797,008
Series 2007-C32:
Class D, 5.7428% 6/15/49 (h)	208,000	88,275
Class E, 5.7428% 6/15/49 (h)	328,000	103,385
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.8992% 2/15/51 (h)	10,000,000	10,612,890
Class A5, 5.8992% 2/15/51 (h)	4,253,000	4,578,057
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $131,780,022)		131,694,355
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	465,000	482,131
California Gen. Oblig. 7.5% 4/1/34	1,240,000	1,470,491
Illinois Gen. Oblig.:
5.665% 3/1/18	825,000	884,425
5.877% 3/1/19	465,000	497,225
TOTAL MUNICIPAL SECURITIES (Cost $3,015,571)		3,334,272
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.05% 1/11/40 (Cost $1,096,735)	1,082,000	1,238,890
Supranational Obligations - 0.0%
	Principal Amount	Value
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $109,224)	$ 104,000	$ 110,186
Fixed-Income Funds - 72.8%
	Shares
High Yield Fixed-Income Funds - 1.8%
Fidelity Focused High Income Fund (c)	8,853,757	79,152,586
Janus High-Yield Fund Class T	5,431,050	47,467,378
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,619,964
Intermediate-Term Bond Funds - 70.8%
DoubleLine Total Return Bond	15,794,107	176,578,117
JPMorgan Core Bond Fund Class A	47,042,557	556,043,026
Loomis Sayles Bond Fund Retail Class	2,152,087	31,162,217
Metropolitan West Total Return Bond Fund Class M	73,548,989	772,999,873
PIMCO Total Return Fund Administrative Class	161,720,330	1,780,540,828
Spartan U.S. Bond Index Fund Investor Class (c)	29,190,252	342,693,560
Templeton Global Bond Fund Class A	5,984,896	82,830,959
Westcore Plus Bond Fund	4,145,601	45,560,152
Western Asset Core Bond Portfolio Class F	29,214,788	345,610,938
Western Asset Core Plus Bond Portfolio	68,241,537	754,751,394
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,888,771,064
Sector Funds - 0.2%
Fidelity Real Estate Income Fund (c)	1,219,339	12,668,937
TOTAL FIXED-INCOME FUNDS (Cost $4,917,490,210)		5,028,059,965
Short-Term Funds - 1.8%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $120,988,485)	10,522,244	120,584,913
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $104,924,249)	104,924,249	$ 104,924,249
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $7,127,565,139)		7,279,025,404
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(374,753,990)
NET ASSETS - 100%		$ 6,904,271,414
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(48,223))	March 2018	$ 1,500,000	171,741
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,681,306 or 1.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 117,666
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 70,611,865	$ 11,980,664	$ -	$ 2,020,373	$ 79,152,586
Fidelity Municipal Income Fund	16,855,833	24,016,128	41,657,500	445,174	-
Fidelity Real Estate Income Fund	12,956,055	223,723	-	223,723	12,668,937
Spartan U.S. Bond Index Fund Investor Class	238,975,649	159,130,880	67,473,252	4,727,477	342,693,560
Total	$ 339,399,402	$ 195,351,395	$ 109,130,752	$ 7,416,747	$ 434,515,083
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 353,166,541	$ -	$ 353,166,541	$ -
U.S. Government and Government Agency Obligations	632,835,328	-	632,835,328	-
U.S. Government Agency - Mortgage Securities	873,100,738	-	873,100,738	-
Asset-Backed Securities	15,714,861	-	13,767,232	1,947,629
Collateralized Mortgage Obligations	14,261,106	-	13,697,901	563,205
Commercial Mortgage Securities	131,694,355	-	124,801,318	6,893,037
Municipal Securities	3,334,272	-	3,334,272	-
Foreign Government and Government Agency Obligations	1,238,890	-	1,238,890	-
Supranational Obligations	110,186	-	110,186	-
Fixed-Income Funds	5,028,059,965	5,028,059,965	-	-
Short-Term Funds	120,584,913	120,584,913	-	-
Money Market Funds	104,924,249	104,924,249	-	-
Total Investments in Securities:	$ 7,279,025,404	$ 5,253,569,127	$ 2,016,052,406	$ 9,403,871
Derivative Instruments:
Assets
Swap Agreements	$ 171,741	$ -	$ 171,741	$ -
Other Financial Instruments:
Forward Commitment	$ 493,077	$ -	$ 493,077	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,338,632
Total Realized Gain (Loss)	123,107
Total Unrealized Gain (Loss)	(940,647)
Cost of Purchases	950
Proceeds of Sales	(862,302)
Amortization/Accretion	(17,630)
Transfers in to Level 3	4,076,854
Transfers out of Level 3	(1,315,093)
Ending Balance	$ 9,403,871
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (911,102)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 171,741	$ -
Total Value of Derivatives	$ 171,741	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,602,609,004)	$ 6,739,586,072
Fidelity Central Funds (cost $104,924,249)	104,924,249
Affiliated issuers (cost $420,031,886)	434,515,083
Total Investments (cost $7,127,565,139)		$ 7,279,025,404
Commitment to sell securities on a delayed delivery basis	(288,366,775)
Receivable for securities sold on a delayed delivery basis	288,859,852	493,077
Receivable for investments sold, regular delivery		2,560,865
Receivable for fund shares sold		7,124,241
Dividends receivable		12,748,812
Interest receivable		11,077,111
Distributions receivable from Fidelity Central Funds		12,326
Swap agreements, at value		171,741
Prepaid expenses		22,835
Total assets		7,313,236,412

Liabilities
Payable for investments purchased Regular delivery	$ 41,860,704
Delayed delivery	362,669,444
Payable for fund shares redeemed	3,633,291
Distributions payable	33,917
Accrued management fee	214,858
Other affiliated payables	287,772
Other payables and accrued expenses	265,012
Total liabilities		408,964,998

Net Assets		$ 6,904,271,414
Net Assets consist of:
Paid in capital		$ 6,731,236,245
Undistributed net investment income		3,798,277
Accumulated undistributed net realized gain (loss) on investments		17,156,667
Net unrealized appreciation (depreciation) on investments		152,080,225
Net Assets, for 649,243,606 shares outstanding		$ 6,904,271,414
Net Asset Value, offering price and redemption price per share ($6,904,271,414 ÷ 649,243,606 shares)		$ 10.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 81,128,364
Affiliated issuers		7,416,747
Interest		25,083,702
Income from Fidelity Cash Central Funds		117,666
Total income		113,746,479

Expenses
Management fee	$ 9,479,627
Transfer agent fees	1,167,769
Accounting fees and expenses	618,625
Custodian fees and expenses	33,441
Independent trustees' compensation	18,460
Registration fees	329,786
Audit	6,721
Legal	45,671
Miscellaneous	35,199
Total expenses before reductions	11,735,299
Expense reductions	(8,241,586)	3,493,713
Net investment income (loss)		110,252,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,848,497
Affiliated issuers	1,821,497
Swap agreements	(1,667,135)
Realized gain distributions from underlying funds:
Affiliated issuers	945,716
Total net realized gain (loss)		23,948,575
Change in net unrealized appreciation (depreciation) on: Investment securities	110,704,675
Swap agreements	705,573
Delayed delivery commitments	774,921
Total change in net unrealized appreciation (depreciation)		112,185,169
Net gain (loss)		136,133,744
Net increase (decrease) in net assets resulting from operations		$ 246,386,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,252,766	$ 125,633,147
Net realized gain (loss)	23,948,575	135,876,880
Change in net unrealized appreciation (depreciation)	112,185,169	(45,008,124)
Net increase (decrease) in net assets resulting from operations	246,386,510	216,501,903
Distributions to shareholders from net investment income	(109,104,451)	(123,911,392)
Distributions to shareholders from net realized gain	(63,015,711)	(66,910,635)
Total distributions	(172,120,162)	(190,822,027)
Share transactions Proceeds from sales of shares	2,952,016,836	2,606,331,080
Reinvestment of distributions	171,844,556	190,454,907
Cost of shares redeemed	(1,085,443,010)	(678,073,090)
Net increase (decrease) in net assets resulting from share transactions	2,038,418,382	2,118,712,897
Total increase (decrease) in net assets	2,112,684,730	2,144,392,773

Net Assets
Beginning of period	4,791,586,684	2,647,193,911
End of period (including undistributed net investment income of $3,798,277 and undistributed net investment income of $2,649,962, respectively)	$ 6,904,271,414	$ 4,791,586,684
Other Information Shares
Sold	279,878,995	244,571,549
Issued in reinvestment of distributions	16,319,937	18,085,653
Redeemed	(102,363,480)	(64,362,650)
Net increase (decrease)	193,835,452	198,294,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.30	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.176	.376	.488	.509	.207
Net realized and unrealized gain (loss)	.214	.372	1.326	(.950)	.132
Total from investment operations	.390	.748	1.814	(.441)	.339
Distributions from net investment income	(.175)	(.373)	(.504)	(.499)	(.222) I
Distributions from net realized gain	(.105)	(.155)	(.030)	(.130)	(.027) I
Total distributions	(.280)	(.528)	(.534)	(.629)	(.249)
Net asset value, end of period	$ 10.63	$ 10.52	$ 10.30	$ 9.02	$ 10.09
Total Return B,C	3.76%	7.36%	20.54%	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before reductions	.35% A	.28%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.11% A	.03%	.00%	.00%	.00% A
Expenses net of all reductions	.11% A	.03%	.00%	.00%	.00% A
Net investment income (loss)	3.33% A	3.57%	4.93%	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,904,271	$ 4,791,587	$ 2,647,194	$ 728,293	$ 746,712
Portfolio turnover rate E	139% A	44% H	10%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities,

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 181,694,963
Gross unrealized depreciation	(34,579,545)
Net unrealized appreciation (depreciation) on securities and other investments	$ 147,115,418

Tax cost	$ 7,131,909,986

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (19,486)	$ 171,741
Interest Rate Risk
Swap Agreements	(1,647,649)	533,832
Totals (a)	$ (1,667,135)	$ 705,573

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swap Agreements - continued

are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,335,352,404 and $486,511,136, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 0.60% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .29% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Strategic Advisers waived a portion of its management fee. During the period, this waiver reduced the Fund's expenses by $8,241,586.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Focused High Income Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SSC-USAN-1011
1.926376.100

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.03%	$ 1,000.00	$ 970.20	$ .15
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Lazard Emerging Markets Portfolio Institutional Class	16.2	19.9
Fidelity Emerging Markets Fund	15.1	16.8
T. Rowe Price Emerging Markets Stock Fund	13.2	14.5
Aberdeen Emerging Markets Institutional Fund	11.4	11.9
GMO Emerging Markets Fund Class IV	9.9	6.3*
Acadian Emerging Market Portfolio Institutional Class	8.4	9.5
SSgA Emerging Markets Fund	7.2	7.1
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5.4	5.7
Oppenheimer Developing Markets Fund Class A	5.0	5.4
Invesco Developing Markets Fund Class A	3.9	2.9
	95.7
* Amount represents investment in a different class of the Fund.
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Emerging Markets Funds 99.0%	Emerging Markets Funds 100.0%
Europe Stock Funds 0.8%	Europe Stock Funds 0.0%
Short-Term Funds and Net Other Assets 0.2%	Short-Term Funds and Net Other Assets 0.0% †

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Emerging Markets Funds - 99.0%
Aberdeen Emerging Markets Institutional Fund	14,588,085	$ 205,692,005
Acadian Emerging Market Portfolio Institutional Class	8,106,437	151,022,925
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,611,929	96,600,280
Fidelity Emerging Markets Fund (b)	11,235,440	271,448,224
GMO Emerging Markets Fund Class IV	13,851,833	177,719,013
Invesco Developing Markets Fund Class A	2,213,535	70,633,899
Lazard Emerging Markets Portfolio Institutional Class	14,479,395	290,601,451
Oppenheimer Developing Markets Fund Class A	2,706,127	89,708,097
SSgA Emerging Markets Fund	6,256,018	130,187,738
T. Rowe Price Emerging Markets Stock Fund	7,324,739	236,808,802
Vanguard Emerging Markets ETF	1,334,100	58,633,695
TOTAL EMERGING MARKETS FUNDS		1,779,056,129
Europe Stock Funds - 0.8%
Market Vectors Russia ETF	434,300	14,501,277
TOTAL EQUITY FUNDS (Cost $1,910,860,424)		1,793,557,406
Short-Term Funds - 0.2%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $3,908,154)	3,908,154	3,908,154
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,914,768,578)		1,797,465,560
NET OTHER ASSETS (LIABILITIES) - 0.0%		296,280
NET ASSETS - 100%		$ 1,797,761,840
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Security Abbreviations
ETF	-	Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 271,453,025	$ 13,852,244	$ 877,015	$ -	$ 271,448,224
Fidelity Select Money Market Portfolio	943	-	943	-	-
Total	$ 271,453,968	$ 13,852,244	$ 877,958	$ -	$ 271,448,224
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $674,799 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,623,064,781)	$ 1,526,017,336
Affiliated issuers (cost $291,703,797)	271,448,224
Total Investments (cost $1,914,768,578)		$ 1,797,465,560
Receivable for fund shares sold		1,639,412
Prepaid expenses		9,651
Other receivables		27,559
Total assets		1,799,142,182

Liabilities
Payable for investments purchased	$ 461,549
Payable for fund shares redeemed	856,698
Other affiliated payables	21,995
Other payables and accrued expenses	40,100
Total liabilities		1,380,342

Net Assets		$ 1,797,761,840
Net Assets consist of:
Paid in capital		$ 1,904,678,852
Undistributed net investment income		966,278
Accumulated undistributed net realized gain (loss) on investments		9,419,728
Net unrealized appreciation (depreciation) on investments		(117,303,018)
Net Assets, for 184,250,706 shares outstanding		$ 1,797,761,840
Net Asset Value, offering price and redemption price per share ($1,797,761,840 ÷ 184,250,706 shares)		$ 9.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,152,180
Interest		10
Total income		1,152,190

Expenses
Management fee	$ 2,211,956
Transfer agent fees	57,903
Accounting fees and expenses	78,296
Custodian fees and expenses	2,023
Independent trustees' compensation	5,089
Registration fees	67,083
Audit	12,852
Legal	14,236
Miscellaneous	11,838
Total expenses before reductions	2,461,276
Expense reductions	(2,275,364)	185,912
Net investment income (loss)		966,278
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(387,867)
Affiliated issuers	(138,841)
Realized gain distributions from underlying funds:
Unaffiliated issuers	11,004,927
Total net realized gain (loss)		10,478,219
Change in net unrealized appreciation (depreciation) on investment securities		(66,579,396)
Net gain (loss)		(56,101,177)
Net increase (decrease) in net assets resulting from operations		$ (55,134,899)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	For the period September 30, 2010 (commencement of operations) to February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 966,278	$ 13,855,862
Net realized gain (loss)	10,478,219	2,461,355
Change in net unrealized appreciation (depreciation)	(66,579,396)	(50,723,622)
Net increase (decrease) in net assets resulting from operations	(55,134,899)	(34,406,405)
Distributions to shareholders from net investment income	-	(13,795,381)
Distributions to shareholders from net realized gain	-	(3,827,629)
Total distributions	-	(17,623,010)
Share transactions Proceeds from sales of shares	360,663,182	1,744,669,320
Reinvestment of distributions	-	17,588,198
Cost of shares redeemed	(125,318,190)	(92,676,356)
Net increase (decrease) in net assets resulting from share transactions	235,344,992	1,669,581,162
Total increase (decrease) in net assets	180,210,093	1,617,551,747

Net Assets
Beginning of period	1,617,551,747	-
End of period (including undistributed net investment income of $966,278 and $0, respectively)	$ 1,797,761,840	$ 1,617,551,747
Other Information Shares
Sold	35,718,763	168,065,304
Issued in reinvestment of distributions	-	1,676,106
Redeemed	(12,241,043)	(8,968,424)
Net increase (decrease)	23,477,720	160,772,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Period ended February 28,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.11
Net realized and unrealized gain (loss)	(.31)	.07 F
Total from investment operations	(.30)	.18
Distributions from net investment income	-	(.09)
Distributions from net realized gain	-	(.03)
Total distributions	-	(.12)
Net asset value, end of period	$ 9.76	$ 10.06
Total Return B, C	(2.98)%	1.70%
Ratios to Average Net Assets H
Expenses before reductions	.28% A	.35% A
Expenses net of fee waivers, if any	.03% A	.10% A
Expenses net of all reductions	.02% A	.10% A
Net investment income (loss)	.11% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,797,762	$ 1,617,552
Portfolio turnover rate E	9% A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period September 30, 2010 (commencement of operations) to February 28, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,205,676
Gross unrealized depreciation	(122,572,043)
Net unrealized appreciation (depreciation) on securities and other investments	$ (118,366,367)

Tax cost	$ 1,915,831,927

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $320,210,031 and $77,306,573, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,208 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,295 for the period. In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $2,211,956 and $113, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

SAE-USAN-1011
1.926378.101

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.02%	$ 1,000.00	$ 964.20	$ .10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.04	$ .10

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund Advisor Class	25.3	22.8
Fidelity Capital & Income Fund	23.9	28.1
Fidelity High Income Fund	13.8	14.3
PIMCO High Yield Fund Administrative Class	12.1	9.5
BlackRock High Yield Bond Portfolio Investor A Class	5.9	4.7
Janus High-Yield Fund Class T	5.7	4.0
Fidelity Advisor High Income Advantage Fund Institutional Class	4.2	3.6
MainStay High Yield Corporate Bond Fund Class A	3.9	5.5
Fidelity Advisor High Income Fund Institutional Class	3.4	4.4
Goldman Sachs High Yield Fund Class A	1.5	2.6
	99.7
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 100.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	21,046,997	$ 155,747,778
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	12,160,942	110,421,357
Fidelity Advisor High Income Fund Institutional Class (a)	10,708,293	88,450,503
Fidelity Capital & Income Fund (a)	69,674,322	627,765,638
Fidelity Focused High Income Fund (a)	1,038,203	9,281,531
Fidelity High Income Fund (a)	41,892,204	361,529,724
Goldman Sachs High Yield Fund Class A	5,904,848	40,861,548
Janus High-Yield Fund Class T	17,135,984	149,768,500
MainStay High Yield Corporate Bond Fund Class A	17,756,675	102,100,880
PIMCO High Yield Fund Administrative Class	35,393,729	317,127,810
T. Rowe Price High Yield Fund Advisor Class	102,832,808	665,328,265
TOTAL FIXED-INCOME FUNDS (Cost $2,628,534,164)		2,628,383,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,628,534,164)		2,628,383,534
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107,934)
NET ASSETS - 100%		$ 2,628,275,600
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 73,525,825	$ 45,896,823	$ -	$ 2,741,262	$ 110,421,357
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Fund Institutional Class	$ 90,059,434	$ 2,965,128	$ -	$ 2,858,863	$ 88,450,503
Fidelity Capital & Income Fund	576,375,979	111,715,675	4,261,593	15,858,217	627,765,638
Fidelity Focused High Income Fund	9,352,223	390,685	-	265,429	9,281,531
Fidelity High Income Fund	292,492,433	95,647,774	4,261,593	10,583,539	361,529,724
Total	$ 1,041,805,894	$ 256,616,085	$ 8,523,186	$ 32,307,310	$ 1,197,448,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $1,301,241 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,459,694,546)	$ 1,430,934,781
Affiliated issuers (cost $1,168,839,618)	1,197,448,753
Total Investments (cost $2,628,534,164)		$ 2,628,383,534
Receivable for fund shares sold		2,293,170
Prepaid expenses		9,784
Total assets		2,630,686,488

Liabilities
Payable for investments purchased	$ 1,109,027
Payable for fund shares redeemed	1,161,074
Distributions payable	23,671
Other affiliated payables	18,261
Other payables and accrued expenses	98,855
Total liabilities		2,410,888

Net Assets		$ 2,628,275,600
Net Assets consist of:
Paid in capital		$ 2,630,603,857
Undistributed net investment income		65,693
Accumulated undistributed net realized gain (loss) on investments		(2,243,320)
Net unrealized appreciation (depreciation) on investments		(150,630)
Net Assets, for 278,399,772 shares outstanding		$ 2,628,275,600
Net Asset Value, offering price and redemption price per share ($2,628,275,600 ÷ 278,399,772 shares)		$ 9.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)
Investment Income
Dividends: Unaffiliated issuers		$ 46,633,499
Affiliated issuers		32,307,310
Total income		78,940,809

Expenses
Management fee	$ 3,155,937
Accounting fees and expenses	106,494
Custodian fees and expenses	3,828
Independent trustees' compensation	7,071
Registration fees	135,495
Audit	3,841
Legal	18,326
Miscellaneous	13,490
Total expenses before reductions	3,444,482
Expense reductions	(3,155,937)	288,545
Net investment income (loss)		78,652,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(661,149)
Affiliated issuers	(113,167)
Realized gain distributions from underlying funds:
Affiliated issuers	3,073,681
Total net realized gain (loss)		2,299,365
Change in net unrealized appreciation (depreciation) on underlying funds		(182,011,354)
Net gain (loss)		(179,711,989)
Net increase (decrease) in net assets resulting from operations		$ (101,059,725)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,652,264	$ 104,314,518
Net realized gain (loss)	2,299,365	1,176,409
Change in net unrealized appreciation (depreciation)	(182,011,354)	148,418,558
Net increase (decrease) in net assets resulting from operations	(101,059,725)	253,909,485
Distributions to shareholders from net investment income	(78,600,757)	(104,166,977)
Distributions to shareholders from net realized gain	-	(1,776,167)
Total distributions	(78,600,757)	(105,943,144)
Share transactions Proceeds from sales of shares	927,778,757	1,279,041,974
Reinvestment of distributions	78,466,867	105,726,236
Cost of shares redeemed	(245,680,191)	(254,116,641)
Net increase (decrease) in net assets resulting from share transactions	760,565,433	1,130,651,569
Total increase (decrease) in net assets	580,904,951	1,278,617,910

Net Assets
Beginning of period	2,047,370,649	768,752,739
End of period (including undistributed net investment income of $65,693 and undistributed net investment income of $14,186, respectively)	$ 2,628,275,600	$ 2,047,370,649
Other Information Shares
Sold	92,625,278	134,683,361
Issued in reinvestment of distributions	7,904,278	10,936,634
Redeemed	(24,847,102)	(26,510,201)
Net increase (decrease)	75,682,454	119,109,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.19	$ 6.52	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.309	.699	.648	.660	.302
Net realized and unrealized gain (loss)	(.659)	.910	2.684	(2.753)	(.728)
Total from investment operations	(.350)	1.609	3.332	(2.093)	(.426)
Distributions from net investment income	(.310)	(.687)	(.652)	(.657)	(.304)
Distributions from net realized gain	-	(.012)	(.010)	-	-
Total distributions	(.310)	(.699)	(.662)	(.657)	(.304)
Net asset value, end of period	$ 9.44	$ 10.10	$ 9.19	$ 6.52	$ 9.27
Total Return B, C	(3.58)%	18.17%	52.61%	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before reductions	.27% A	.27%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.02% A	.01%	.00%	.00%	.00% A
Expenses net of all reductions	.02% A	.01%	.00%	.00%	.00% A
Net investment income (loss)	6.20% A	7.27%	7.88%	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,628,276	$ 2,047,371	$ 768,753	$ 481,952	$ 387,233
Portfolio turnover rate E	3% A	2%	32%	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 75,643,893
Gross unrealized depreciation	(79,389,736)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,745,843)
Tax cost	$ 2,632,129,377

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $806,334,933 and $42,615,925, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 0.75% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,740 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers waived a portion of its management fee. During the period, this waiver reduced the Fund's expenses by $3,155,937.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

7. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Advisor High Income Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SRQ-USAN-1011
1.926374.100

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.12%	$ 1,000.00	$ 901.20	$ .57
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.53	$ .61

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Retirement Class	10.1	10.7
Manning & Napier Fund, Inc. World Opportunities Series Class A	7.0	6.8
Fidelity International Discovery Fund	6.2	7.0
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	5.5	5.5
Oakmark International Fund Class I	4.3	4.0
Fidelity Diversified International Fund	4.2	4.7
Thornburg International Value Fund Class A	3.9	4.2
Artisan International Value Fund Investor Class	3.9	3.8
Scout International Fund	3.2	3.3
iShares MSCI Japan Index ETF	3.0	1.9
	51.3
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Stocks 23.1%	Stocks 6.4%
Europe Stock Funds 0.7%	Europe Stock Funds 0.0%
Foreign Large Blend Funds 48.4%	Foreign Large Blend Funds 58.0%
Foreign Large Growth Funds 8.8%	Foreign Large Growth Funds 10.0%
Foreign Large Value Funds 6.3%	Foreign Large Value Funds 10.4%
Foreign Small Mid Value Funds 3.1%	Foreign Small Mid Value Funds 7.0%
Other 7.6%	Other 6.1%
Foreign Small Mid Growth Funds 0.0%†	Foreign Small Mid Growth Funds 0.0%†
International Equity Funds 0.0%	International Equity Funds 0.0%†
Sector Funds 1.3%	Sector Funds 1.5%
Short-Term Funds and Net Other Assets 0.7%	Short-Term Funds and Net Other Assets 0.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 22.9%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
Denso Corp.	219,600	$ 7,020,066
Exedy Corp.	51,700	1,788,259
FCC Co. Ltd.	37,100	826,286
GKN PLC	1,297,826	4,256,837
Hyundai Mobis	11,502	3,639,941
Nokian Tyres PLC	62,240	2,308,749
		19,840,138
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	187,103	15,146,966
Honda Motor Co. Ltd.	689,300	22,459,375
Hyundai Motor Co.	18,746	3,573,516
Toyota Motor Corp.	503,700	18,144,773
		59,324,630
Distributors - 0.0%
Li & Fung Ltd.	1,804,000	3,253,164
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	1,397,115	12,499,796
Greek Organization of Football Prognostics SA	809,427	9,884,338
Orascom Development Holding AG	23,477	540,321
Sands China Ltd. (a)	2,455,200	7,631,406
The Restaurant Group PLC	113,639	527,546
Tim Hortons, Inc. (Canada)	71,943	3,426,697
Whitbread PLC	54,464	1,331,845
		35,841,949
Household Durables - 0.1%
Berkeley Group Holdings PLC (a)	118,814	2,282,294
Haseko Corp. (a)	5,206,000	3,709,062
JM AB (B Shares)	44,036	734,431
SEB SA	13,039	1,294,414
		8,020,201
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	333,617	661,429
Start Today Co. Ltd.	11,900	321,139
		982,568
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	162,300	8,331,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.5%
British Sky Broadcasting Group PLC	447,024	$ 4,794,274
CyberAgent, Inc.	357	1,181,686
Fuji Media Holdings, Inc.	3,799	5,631,850
Nippon Television Network Corp.	78,040	11,393,262
Publicis Groupe SA	157,814	7,421,793
Reed Elsevier NV	1,950,548	23,017,721
Rightmove PLC	19,163	404,818
T4F Entretenimento SA	42,300	390,596
United Business Media Ltd.	221,649	1,672,827
		55,908,827
Multiline Retail - 0.0%
Clicks Group Ltd.	215,205	1,283,088
Daiei, Inc. (a)	321,700	1,200,519
Dollarama, Inc.	39,953	1,336,255
Intime Department Store Group Co. Ltd.	335,500	530,029
Next PLC	87,677	3,359,826
		7,709,717
Specialty Retail - 0.4%
Carphone Warehouse Group PLC	332,722	1,917,914
Cia.Hering SA	94,900	2,097,761
Delticom AG	592	57,876
Dufry AG (a)	9,053	960,337
Dunelm Group PLC	164,610	1,143,982
Esprit Holdings Ltd.	979,900	2,750,018
Fast Retailing Co. Ltd.	27,700	5,289,707
Foschini Ltd.	129,894	1,766,191
H&M Hennes & Mauritz AB (B Shares)	202,851	6,321,598
Inditex SA	108,722	9,262,391
K'S Denki Corp.	52,400	2,309,490
L'Occitane Ltd. (a)	234,750	562,023
Mekonomen AB	14,031	473,549
Nitori Holdings Co. Ltd.	40,450	4,146,621
Sa Sa International Holdings Ltd.	232,000	184,451
United Arrows Ltd.	18,700	357,454
USS Co. Ltd.	54,570	4,737,862
		44,339,225
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	122,500	$ 1,916,121
Burberry Group PLC	98,887	2,211,018
Gerry Weber International AG (Bearer)	30,428	1,025,540
LVMH Moet Hennessy - Louis Vuitton	55,577	9,417,682
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	7,865,670
		22,436,031
TOTAL CONSUMER DISCRETIONARY		265,988,414
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Britvic PLC	120,955	624,554
Diageo PLC	356,329	7,161,769
Heineken NV (Bearer)	604,531	30,262,864
		38,049,187
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	99,397	2,910,245
Drogasil SA	65,500	514,306
Eurocash SA	48,933	424,543
Lawson, Inc.	296,400	16,160,571
Shoprite Holdings Ltd.	140,464	2,212,367
Sun Art Retail Group Ltd. (a)	114,000	143,787
Tesco PLC	3,961,933	24,356,053
		46,721,872
Food Products - 0.8%
Barry Callebaut AG	1,883	1,787,215
China Minzhong Food Corp. Ltd. (a)	321,000	327,877
Danone	424,984	29,040,966
Nestle SA	781,402	48,386,816
PT Indofood Sukses Makmur Tbk	3,736,500	2,724,710
Saputo, Inc.	67,223	2,772,125
Viscofan Envolturas Celulosicas SA	31,829	1,205,367
		86,245,076
Household Products - 0.2%
Kimberly-Clark de Mexico SA de CV Series A	588,400	3,528,907
Reckitt Benckiser Group PLC	320,327	17,034,289
		20,563,196
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Dr. Ci:Labo Co., Ltd.	136	$ 796,826
Kao Corp.	620,700	16,488,661
Kobayashi Pharmaceutical Co. Ltd.	110,400	5,681,687
Kose Corp.	137,400	3,519,060
L'Oreal SA	50,768	5,527,808
		32,014,042
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	873,167	38,859,425
Japan Tobacco, Inc.	4,590	19,837,641
KT&G Corp.	315,543	20,386,282
Swedish Match Co.	63,113	2,290,331
		81,373,679
TOTAL CONSUMER STAPLES		304,967,052
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
AMEC PLC	389,944	5,784,022
John Wood Group PLC	130,460	1,259,356
Petrofac Ltd.	610,058	13,541,252
Saipem SpA	108,500	4,872,700
Schoeller-Bleckmann Oilfield Equipment AG	9,191	719,896
Technip SA	182,538	17,822,049
Tecnicas Reunidas SA	237,400	9,445,676
		53,444,951
Oil, Gas & Consumable Fuels - 1.2%
Bankers Petroleum Ltd. (a)	380,536	1,943,096
BG Group PLC	596,757	12,906,869
BP PLC	5,450,159	35,583,190
Cairn Energy PLC (a)	578,252	3,143,560
Celtic Exploration Ltd. (a)	14,854	352,236
Crescent Point Energy Corp.	48,096	2,183,279
INPEX Corp.	2,913	19,857,662
OGX Petroleo e Gas Participacoes SA (a)	201,200	1,449,646
Petroleo Brasileiro SA - Petrobras (ON)	418,200	6,028,889
Petrominerales Ltd.	36,021	1,124,185
Peyto Exploration & Development Corp.	67,035	1,511,574
PT Indo Tambangraya Megah Tbk	78,500	410,291
Reliance Industries Ltd. GDR (d)	103,821	3,595,321
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,156,758	$ 38,705,872
Class B	267,463	9,003,289
Sasol Ltd.	64,664	3,117,127
Tullow Oil PLC	83,839	1,463,436
		142,379,522
TOTAL ENERGY		195,824,473
FINANCIALS - 4.4%
Capital Markets - 0.4%
Ashmore Group PLC	225,868	1,483,150
Cetip SA	49,200	769,547
CI Financial Corp.	90,634	1,868,771
Credit Suisse Group	248,410	7,122,011
Daiwa Securities Group, Inc.	1,695,000	6,818,875
EFG-Hermes Holding SAE (a)	249,078	680,720
Hargreaves Lansdown PLC	86,051	603,613
Julius Baer Group Ltd.	255,936	10,510,523
Jupiter Fund Management PLC	179,755	560,404
Nomura Holdings, Inc.	706,272	2,974,961
Partners Group Holding	12,837	2,181,971
UBS AG (a)	867,689	12,543,172
Value Partners Group Ltd.	1,304,000	736,941
		48,854,659
Commercial Banks - 2.1%
Banco Santander (Brasil) SA ADR	499,986	4,809,865
Banco Santander Chile sponsored ADR	22,054	1,992,799
Banco Santander SA (Spain)	1,285,855	11,882,172
Barclays PLC	5,023,050	13,882,568
BNP Paribas SA	581,573	29,969,989
Canadian Western Bank, Edmonton	47,128	1,454,942
Chiba Bank Ltd.	330,000	2,156,168
China Construction Bank Corp. (H Shares)	6,737,000	5,001,459
Commercial International Bank Ltd.	171,225	789,506
Credicorp Ltd. (NY Shares)	26,924	2,682,707
DnB NOR ASA	411,881	4,971,256
Erste Bank AG	155,637	5,668,156
HDFC Bank Ltd. sponsored ADR	288,436	9,622,225
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
(Hong Kong)	1,476,000	$ 12,860,274
(United Kingdom)	2,950,419	25,705,329
ICICI Bank Ltd. sponsored ADR	183,920	7,239,091
Industrial & Commercial Bank of China Ltd. (H Shares)	10,716,000	7,047,012
Joyo Bank Ltd.	496,000	2,084,119
Jyske Bank A/S (Reg.) (a)	27,469	842,274
Kasikornbank PCL (For. Reg.)	506,500	2,148,122
KBC Groupe SA	132,398	3,747,129
Komercni Banka AS	23,141	4,864,826
Mitsubishi UFJ Financial Group, Inc.	498,800	2,262,070
National Bank of Canada	40,492	2,999,270
PT Bank Rakyat Indonesia Tbk	3,133,000	2,507,863
Sapporo Hokuyo Holdings, Inc.	395,500	1,504,087
Sberbank of Russia sponsored ADR	477,113	5,629,933
Skandinaviska Enskilda Banken AB (A Shares)	1,502,441	8,909,392
Standard Chartered PLC (United Kingdom)	392,615	8,925,121
Sumitomo Mitsui Financial Group, Inc.	740,700	21,928,940
Sydbank A/S	49,487	1,002,061
The Hachijuni Bank Ltd.	339,000	1,886,208
Turkiye Halk Bankasi AS	311,704	1,954,058
UniCredit SpA	7,899,928	10,696,839
Unione di Banche Italiane SCpA	232,390	863,370
United Overseas Bank Ltd.	220,000	3,388,972
Westpac Banking Corp.	491,065	10,817,985
		246,698,157
Consumer Finance - 0.1%
Aeon Credit Service Co. Ltd.	385,500	5,766,466
Compartamos SAB de CV	745,800	1,222,796
		6,989,262
Diversified Financial Services - 0.3%
Deutsche Boerse AG (a)	100,037	5,799,746
IG Group Holdings PLC	201,370	1,462,230
ING Groep NV (Certificaten Van Aandelen) (a)	1,817,273	15,770,790
ORIX Corp.	48,600	4,413,521
Osaka Securities Exchange Co. Ltd.	115	619,780
SNS Reaal (a)	954,564	3,207,645
		31,273,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.2%
AIA Group Ltd.	1,760,400	$ 6,184,022
Amlin PLC	893,600	4,525,616
Aviva PLC	2,012,694	11,094,145
AXA SA	1,052,001	16,896,974
Catlin Group Ltd.	488,803	2,956,510
Euler Hermes SA	27,379	2,133,085
Hiscox Ltd.	1,436,440	8,289,419
Intact Financial Corp.	31,799	1,789,343
Jardine Lloyd Thompson Group PLC	354,934	3,806,621
Lancashire Holdings Ltd.	158,667	1,758,363
Munich Re Group	137,060	17,892,962
Samsung Fire & Marine Insurance Co. Ltd.	11,065	2,389,848
Sony Financial Holdings, Inc.	990,400	15,644,053
St. James's Place Capital PLC	138,015	795,562
Sul America SA unit	88,100	994,477
Swiss Re Ltd.	356,683	18,705,943
Zurich Financial Services AG	85,112	19,197,719
		135,054,662
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	146,100	1,628,993
BR Properties SA	94,900	1,049,775
Brookfield Asset Management, Inc.	229,158	6,787,660
Brookfield Asset Management, Inc. Class A	10,552	313,586
CapitaMalls Asia Ltd.	1,709,000	1,930,111
Daito Trust Construction Co. Ltd.	30,200	2,799,998
Deutsche Wohnen AG	412,311	6,110,055
Global Logistic Properties Ltd.	1,722,000	2,388,092
GSW Immobilien AG	218,232	7,038,591
Hang Lung Properties Ltd.	1,396,000	5,172,894
Parque Arauco SA	549,840	1,119,228
Parque Arauco SA rights 9/2/11	52,171	0
		36,338,983
Thrifts & Mortgage Finance - 0.0%
Home Capital Group, Inc.	10,812	542,035
TOTAL FINANCIALS		505,751,470
HEALTH CARE - 2.4%
Biotechnology - 0.0%
Abcam PLC	287,300	1,716,732
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Biosensors International Group Ltd. (a)	228,000	$ 250,872
Cochlear Ltd.	8,883	719,301
Coloplast A/S Series B	18,393	2,757,824
DiaSorin S.p.A.	15,612	671,299
Elekta AB (B Shares)	41,753	1,563,918
Essilor International SA	68,122	5,224,166
Getinge AB (B Shares)	102,302	2,641,165
Nihon Kohden Corp.	110,900	2,891,082
Smith & Nephew PLC	505,688	5,142,913
Sonova Holding AG Class B	41,959	3,581,612
Synthes, Inc.	62,875	11,217,649
		36,661,801
Health Care Providers & Services - 0.3%
Bangkok Dusit Medical Service PCL (For. Reg.)	377,000	793,154
Diagnosticos da America SA	326,800	3,376,903
Life Healthcare Group Holdings Ltd.	471,018	1,181,232
Miraca Holdings, Inc.	434,600	18,481,585
Odontoprev SA	81,800	1,413,047
Rhoen-Klinikum AG	436,890	10,682,739
		35,928,660
Pharmaceuticals - 1.8%
Bayer AG	554,026	35,729,812
CFR Pharmaceuticals SA	3,220,501	816,819
Genomma Lab Internacional SA de CV (a)	393,200	823,140
GlaxoSmithKline PLC	896,871	19,099,117
Hisamitsu Pharmaceutical Co., Inc.	56,100	2,388,223
Kaken Pharmaceutical Co. Ltd.	62,000	865,892
Novartis AG	471,867	27,527,869
PT Kalbe Farma Tbk	3,327,000	1,401,944
Roche Holding AG (participation certificate)	299,371	52,408,496
Sanofi-Aventis	610,568	44,532,132
Santen Pharmaceutical Co. Ltd.	350,900	13,954,747
Sawai Pharmaceutical Co. Ltd.	11,400	1,166,168
Shire PLC	88,162	2,840,955
Teva Pharmaceutical Industries Ltd. sponsored ADR	76,856	3,178,764
		206,734,078
TOTAL HEALTH CARE		281,041,271
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.4%
Cobham PLC	2,180,685	$ 6,791,422
Meggitt PLC	300,473	1,680,792
MTU Aero Engines Holdings AG	31,799	2,165,880
Rolls-Royce Group PLC	3,377,316	35,097,068
		45,735,162
Air Freight & Logistics - 0.5%
Deutsche Post AG	1,232,633	18,868,537
PostNL NV	1,618,762	9,500,053
TNT Express NV	690,694	6,459,779
Yamato Holdings Co. Ltd.	1,187,900	20,739,232
		55,567,601
Airlines - 0.2%
Copa Holdings SA Class A	12,314	851,144
Norwegian Air Shuttle A/S (a)	45,843	786,168
Ryanair Holdings PLC sponsored ADR	278,400	7,355,328
Singapore Airlines Ltd.	1,020,000	9,351,271
		18,343,911
Building Products - 0.0%
Geberit AG (Reg.)	26,313	5,513,977
Nibe Industrier AB (B Shares)	47,333	757,692
		6,271,669
Commercial Services & Supplies - 0.1%
Aggreko PLC	59,431	1,871,156
Babcock International Group PLC	300,832	3,070,071
Brambles Ltd.	356,385	2,564,925
RPS Group PLC	270,658	878,522
Serco Group PLC	180,082	1,500,054
		9,884,728
Construction & Engineering - 0.5%
Balfour Beatty PLC	2,097,801	8,505,542
JGC Corp.	973,000	27,755,459
Outotec Oyj	63,060	2,614,576
Samsung Engineering Co. Ltd.	11,543	2,612,322
VINCI SA	214,457	11,207,125
Wilson Bayly Holmes-Ovcon Ltd.	58,310	849,376
		53,544,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
ABB Ltd. (Reg.)	144,008	$ 3,070,725
Legrand SA	655,130	26,019,267
Schneider Electric SA	101,482	13,573,432
		42,663,424
Industrial Conglomerates - 0.4%
Alliance Global Group, Inc.	5,059,000	1,227,508
Hutchison Whampoa Ltd.	460,000	4,410,522
Keppel Corp. Ltd.	975,000	7,529,895
SembCorp Industries Ltd.	307,000	1,098,796
Siemens AG	320,406	32,962,989
		47,229,710
Machinery - 0.8%
Atlas Copco AB (A Shares)	169,919	3,837,494
Fanuc Corp.	29,200	4,860,122
Fenner PLC	48,467	289,374
Glory Ltd.	429,100	9,240,394
Haitian International Holdings Ltd.	645,000	599,792
Hyundai Heavy Industries Co. Ltd.	40,777	13,268,125
Iochpe-Maxion SA	56,500	656,585
Joy Global, Inc.	83,660	6,981,427
Komatsu Ltd.	88,400	2,357,722
Kone Oyj (B Shares)	55,173	3,268,859
Makita Corp.	32,700	1,360,237
Meyer Burger Technology AG (a)	20,256	742,636
PT United Tractors Tbk	862,500	2,459,054
Rotork PLC	26,617	745,534
Samsung Heavy Industries Ltd.	56,000	1,827,401
Schindler Holding AG (participation certificate)	110,248	13,097,079
SembCorp Marine Ltd.	2,375,000	8,027,113
Sinotruk Hong Kong Ltd.	2,648,500	1,813,132
SMC Corp.	93,600	14,833,357
Spirax-Sarco Engineering PLC	54,792	1,644,138
The Weir Group PLC	96,314	3,015,196
		94,924,771
Professional Services - 0.1%
Capita Group PLC	12,358	142,370
Michael Page International PLC	1,207,312	7,645,454
SGS SA (Reg.)	1,408	2,620,347
		10,408,171
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.0%
East Japan Railway Co.	79,100	$ 4,750,221
Trading Companies & Distributors - 0.2%
Brenntag AG	20,815	2,143,808
Bunzl PLC	569,890	7,402,871
Misumi Group, Inc.	40,700	960,908
Mitsubishi Corp.	300,700	7,234,906
		17,742,493
Transportation Infrastructure - 0.0%
Companhia de Concessoes Rodoviarias	69,600	2,098,121
TOTAL INDUSTRIALS		409,164,382
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
AAC Acoustic Technology Holdings, Inc.	114,000	238,668
HTC Corp.	72,000	1,875,995
Nokia Corp.	496,688	3,195,165
Telefonaktiebolaget LM Ericsson (B Shares)	1,391,235	15,615,341
		20,925,169
Computers & Peripherals - 0.2%
Acer, Inc. GDR	634,350	5,709,150
ASUSTeK Computer, Inc. GDR (Reg. S) (a)	59,460	2,628,727
Catcher Technology Co. Ltd.	256,000	2,007,238
Gemalto NV	194,330	9,284,270
		19,629,385
Electronic Equipment & Components - 0.2%
China High Precision Automation Group Ltd.	631,000	336,341
Halma PLC	931,538	5,262,283
Hexagon AB (B Shares)	120,212	2,041,862
Keyence Corp.	13,300	3,581,879
Murata Manufacturing Co. Ltd.	33,500	2,044,512
Spectris PLC	144,526	3,374,613
TPK Holdings Co.	53,550	1,299,300
Venture Corp. Ltd.	499,000	3,095,441
		21,036,231
Internet Software & Services - 0.1%
Baidu.com, Inc. sponsored ADR (a)	26,940	3,927,313
DeNA Co. Ltd.	44,400	2,315,489
GREE, Inc.	147,300	4,777,950
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Kakaku.com, Inc.	31,800	$ 1,179,276
Moneysupermarket.com Group PLC	273,674	490,593
Opera Software ASA	74,293	397,452
TelecityGroup PLC (a)	159,798	1,415,420
		14,503,493
IT Services - 0.3%
Amadeus IT Holding SA Class A	433,810	8,669,173
Cognizant Technology Solutions Corp. Class A (a)	63,350	4,019,558
Computershare Ltd.	489,112	4,048,456
Infosys Ltd. sponsored ADR	84,495	4,361,632
Nomura Research Institute Ltd.	506,900	11,477,758
Obic Co. Ltd.	26,860	5,056,732
Sonda SA	195,175	528,449
		38,161,758
Office Electronics - 0.2%
Canon, Inc.	205,400	9,691,878
Konica Minolta Holdings, Inc.	1,313,100	9,026,165
Neopost SA	95,313	6,869,849
		25,587,892
Semiconductors & Semiconductor Equipment - 0.4%
Aixtron AG	38,038	854,982
ASM International NV (Netherlands)	67,167	1,774,753
ASML Holding NV (Netherlands)	166,391	5,862,860
Infineon Technologies AG	321,776	2,744,553
Samsung Electronics Co. Ltd.	18,631	13,016,677
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,268,921	15,188,984
Tokyo Electron Ltd.	100,000	4,815,057
		44,257,866
Software - 0.1%
Check Point Software Technologies Ltd. (a)	42,863	2,333,462
Dassault Systemes SA	79,896	6,485,216
SAP AG	89,888	4,902,497
SimCorp AS	4,486	761,299
		14,482,474
TOTAL INFORMATION TECHNOLOGY		198,584,268
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.3%
Air Liquide SA	143,633	$ 18,678,834
Akzo Nobel NV	605,323	30,819,945
Arkema SA	22,247	1,727,500
BASF AG	83,699	5,972,627
Chugoku Marine Paints Ltd.	311,000	2,621,087
Dongyue Group Co. Ltd.	792,000	630,695
Givaudan SA	20,224	19,546,521
Israel Chemicals Ltd.	145,603	2,100,703
Johnson Matthey PLC	137,002	3,792,892
Lanxess AG	29,295	1,827,824
Linde AG	196,016	30,019,241
Nippon Paint Co. Ltd.	338,000	2,694,871
Nufarm Ltd. (a)	864,186	3,539,535
Shin-Etsu Chemical Co., Ltd.	296,155	15,022,012
Sika AG (Bearer)	944	2,131,613
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	26,781	1,721,483
Symrise AG	257,150	6,986,007
Victrex PLC	59,932	1,264,116
		151,097,506
Containers & Packaging - 0.2%
Rexam PLC	1,941,829	11,158,626
Smurfit Kappa Group PLC (a)	894,386	7,131,304
		18,289,930
Metals & Mining - 0.7%
Antofagasta PLC	75,704	1,658,250
BHP Billiton PLC	239,893	8,167,207
Eurasian Natural Resources Corp. PLC	693,919	7,684,442
Glencore International PLC	653,146	4,469,670
Iluka Resources Ltd.	509,524	8,925,216
Newcrest Mining Ltd.	148,730	6,401,837
Rio Tinto PLC	417,599	25,463,259
Sumitomo Metal Industries Ltd.	1,008,000	2,124,353
Teck Resources Ltd. Class B (sub. vtg.)	193,152	8,578,227
Xstrata PLC	232,319	4,070,290
		77,542,751
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
UPM-Kymmene Corp.	177,094	$ 2,322,874
TOTAL MATERIALS		249,253,061
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
China Unicom (Hong Kong) Ltd.	6,418,000	13,450,283
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,082,000	1,262,774
Koninklijke KPN NV	1,139,167	16,136,721
TDC AS	545,964	4,753,739
Telecom Italia SpA	1,811,564	2,197,422
		37,800,939
Wireless Telecommunication Services - 0.9%
KDDI Corp.	5,720	42,908,557
Millicom International Cellular SA (depositary receipt)	23,849	2,679,895
SmarTone Telecommunications Holdings Ltd.	381,000	721,315
SOFTBANK CORP.	243,500	8,094,603
TIM Participacoes SA sponsored ADR	107,044	3,333,350
Vodafone Group PLC	17,416,227	45,717,305
		103,455,025
TOTAL TELECOMMUNICATION SERVICES		141,255,964
UTILITIES - 0.7%
Electric Utilities - 0.2%
Ceske Energeticke Zavody AS	129,526	6,093,889
Energias de Portugal SA	2,714,394	8,930,162
Fortum Corp.	262,634	7,063,302
Scottish & Southern Energy PLC	310,822	6,561,064
		28,648,417
Gas Utilities - 0.3%
Enagas SA	650,217	13,647,701
Snam Rete Gas SpA	1,911,081	9,225,063
Tokyo Gas Co. Ltd.	1,559,000	7,173,223
		30,045,987
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	626,226	3,457,237
Tractebel Energia SA	253,700	4,031,917
		7,489,154
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Centrica PLC	1,569,990	$ 7,627,420
Suez Environnement SA	250,855	4,207,563
		11,834,983
TOTAL UTILITIES		78,018,541
TOTAL COMMON STOCKS (Cost $2,822,374,314)		2,629,848,896
Nonconvertible Preferred Stocks - 0.2%
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	153,782	9,092,412
TELECOMMUNICATIONS SERVICES - 0.1%
Diversified Telecommunications Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,472,227	8,186,792
TOTAL NONCONVERTIBLE PREFFERED STOCKS (Cost $19,641,510)		17,279,204
Equity Funds - 76.2%

Europe Stock Funds - 0.7%
Henderson European Focus Fund Class A	38	953
Vanguard European ETF	1,727,700	80,061,618
TOTAL EUROPE STOCK FUNDS		80,062,571
Foreign Large Blend Funds - 48.4%
American EuroPacific Growth Fund Class F-1	4,710,355	180,406,600
Artio International Equity Fund II Class A	7,771,840	86,966,884
Artisan International Value Fund Investor Class	17,491,756	447,439,106
Fidelity Canada Fund (c)	2,541,838	143,461,329
Fidelity Diversified International Fund (c)	17,150,504	485,016,243
Fidelity International Discovery Fund (c)	23,217,681	716,033,293
GE Institutional International Equity Fund Service Class	27,112,011	284,947,241
Harbor International Fund Retirement Class	20,432,827	1,159,971,575
Henderson International Opportunities Fund Class A	13,344,835	266,896,705
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
iShares MSCI EAFE Index ETF	1,531,900	$ 82,094,521
Litman Gregory Masters International Fund	18,830,496	261,367,284
Manning & Napier Fund, Inc. World Opportunities Series Class A	99,291,114	798,300,553
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	49,163,043	635,678,150
Neuberger Berman International Fund Trust Class	373	6,893
TOTAL FOREIGN LARGE BLEND FUNDS		5,548,586,377
Foreign Large Growth Funds - 8.8%
AIM International Growth Fund Class A	3,714,330	99,581,198
Fidelity International Capital Appreciation Fund (c)	4,866,275	59,027,921
Scout International Fund	12,092,036	363,486,609
T. Rowe Price International Stock Fund Advisor Class	2,616,374	34,980,922
Thornburg International Value Fund Class A	17,526,409	453,758,733
TOTAL FOREIGN LARGE GROWTH FUNDS		1,010,835,383
Foreign Large Value Funds - 6.3%
Oakmark International Fund Class I	28,373,785	490,015,275
Pear Tree Polaris Freign Value Fund - Ordinary Class	9,413,280	121,431,317
SSgA International Stock Selection Fund Institutional Class	12,201,524	112,742,084
TOTAL FOREIGN LARGE VALUE FUNDS		724,188,676
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,216
Foreign Small Mid Value Funds - 3.1%
Morgan Stanley International Small Cap Portfolio Class P (a)	7,195,425	91,381,892
Third Avenue International Value Fund	16,448,696	263,343,630
TOTAL FOREIGN SMALL MID VALUE FUNDS		354,725,522
Sector Funds - 1.3%
ING International Real Estate Fund Class A	15,628,590	129,092,151
SPDR DJ Wilshire International Real Estate ETF	706,300	26,556,880
TOTAL SECTOR FUNDS		155,649,031
Equity Funds - continued
	Shares	Value
Other - 7.6%
Fidelity Japan Fund (c)	15,814,573	$ 156,564,269
Fidelity Japan Smaller Companies Fund (c)	6,195,192	57,057,722
iShares MSCI Australia Index ETF	10,995,600	267,522,948
iShares MSCI Japan Index ETF	34,695,500	342,444,585
Lazard Emerging Markets Equity Portfolio Open Shares	56	1,149
Matthews Pacific Tiger Fund Class I	15,036	345,831
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,964,568
SSgA Emerging Markets Fund	50	1,035
Wintergreen Fund (a)	2,541,069	36,286,463
TOTAL OTHER		867,188,570
TOTAL EQUITY FUNDS (Cost $8,359,479,282)		8,741,237,346
Short-Term Funds - 0.7%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $77,256,849)	77,256,849	77,256,849
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,278,751,955)		11,465,622,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(634,118)
NET ASSETS - 100%		$ 11,464,988,177
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,595,321 or 0.0% of net assets.

Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 168,872,831	$ 13,143,138	$ 23,377,321	$ -	$ 143,461,329
Fidelity Diversified International Fund	536,141,778	5,417,919	1,688,661	-	485,016,243
Fidelity International Capital Appreciation Fund	64,040,185	-	-	-	59,027,921
Fidelity International Discovery Fund	788,860,713	17,167,500	12,986,311	-	716,033,293
Fidelity Japan Fund	169,612,340	16,149,880	-	-	156,564,269
Fidelity Japan Smaller Companies Fund	56,024,953	4,599,578	-	-	57,057,722
Fidelity Select Money Market Portfolio	6,143	2	6,145	2	-
Total	$ 1,783,558,943	$ 56,478,017	$ 38,058,438	$ 2	$ 1,617,160,777
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 265,988,414	$ 165,222,918	$ 100,765,496	$ -
Consumer Staples	314,059,464	202,829,114	111,230,350	-
Energy	195,824,473	89,147,042	106,677,431	-
Financials	505,751,470	321,523,900	184,227,570	-
Health Care	281,041,271	140,748,644	140,292,627	-
Industrials	409,164,382	276,579,056	132,585,326	-
Information Technology	198,584,268	112,411,974	86,172,294	-
Materials	249,253,061	193,160,272	56,092,789	-
Telecommunication Services	149,442,756	28,887,794	120,554,962	-
Utilities	78,018,541	70,845,318	7,173,223	-
Equity Funds	8,741,237,346	8,741,237,346	-	-
Short-Term Funds	77,256,849	77,256,849	-	-
Total Investments in Securities:	$ 11,465,622,295	$ 10,419,850,227	$ 1,045,772,068	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,750,701,160)	$ 9,848,461,518
Affiliated issuers (cost $1,528,050,795)	1,617,160,777
Total Investments (cost $11,278,751,955)		$ 11,465,622,295
Foreign currency held at value (cost $287,708)		287,798
Receivable for investments sold		13,441,753
Receivable for fund shares sold		10,034,354
Dividends receivable		5,960,276
Prepaid expenses		53,944
Other receivables		25,568
Total assets		11,495,425,988

Liabilities
Payable to custodian bank	$ 914,519
Payable for investments purchased	22,311,398
Payable for fund shares redeemed	5,578,462
Accrued management fee	862,079
Other affiliated payables	521,147
Other payables and accrued expenses	250,206
Total liabilities		30,437,811

Net Assets		$ 11,464,988,177
Net Assets consist of:
Paid in capital		$ 11,040,632,007
Undistributed net investment income		36,346,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		201,130,979
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,879,056
Net Assets, for 1,358,063,298 shares outstanding		$ 11,464,988,177
Net Asset Value, offering price and redemption price per share ($11,464,988,177 ÷ 1,358,063,298 shares)		$ 8.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		48,439,767
Affiliated issuers		2
Interest		347
Income before foreign taxes withheld		48,440,116
Less foreign taxes withheld		(2,559,354)
Total income		45,880,762

Expenses
Management fee	$ 17,684,669
Transfer agent fees	1,694,962
Accounting fees and expenses	916,147
Custodian fees and expenses	138,334
Independent trustees' compensation	32,792
Registration fees	321,269
Audit	9,725
Legal	93,828
Miscellaneous	267,625
Total expenses before reductions	21,159,351
Expense reductions	(14,631,063)	6,528,288
Net investment income (loss)		39,352,474
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	245,606,723
Affiliated issuers	127,927
Foreign currency transactions	(214,718)
Total net realized gain (loss)		245,519,932
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,444,500,947)
Assets and liabilities in foreign currencies	(7,991)
Total change in net unrealized appreciation (depreciation)		(1,444,508,938)
Net gain (loss)		(1,198,989,006)
Net increase (decrease) in net assets resulting from operations		$ (1,159,636,532)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,352,474	$ 135,011,694
Net realized gain (loss)	245,519,932	21,366,879
Change in net unrealized appreciation (depreciation)	(1,444,508,938)	1,607,779,671
Net increase (decrease) in net assets resulting from operations	(1,159,636,532)	1,764,158,244
Distributions to shareholders from net investment income	(6,150,922)	(131,867,108)
Distributions to shareholders from net realized gain	(36,905,536)	(19,493,400)
Total distributions	(43,056,458)	(151,360,508)
Share transactions Proceeds from sales of shares	2,290,406,014	6,754,115,840
Reinvestment of distributions	42,945,006	150,999,485
Cost of shares redeemed	(994,461,804)	(1,523,120,316)
Net increase (decrease) in net assets resulting from share transactions	1,338,889,216	5,381,995,009
Total increase (decrease) in net assets	136,196,226	6,994,792,745

Net Assets
Beginning of period	11,328,791,951	4,333,999,206
End of period (including undistributed net investment income of $36,346,135 and undistributed net investment income of $3,144,583, respectively)	$ 11,464,988,177	$ 11,328,791,951
Other Information Shares
Sold	257,354,468	815,013,523
Issued in reinvestment of distributions	4,593,049	16,833,833
Redeemed	(109,659,162)	(179,098,165)
Net increase (decrease)	152,288,355	652,749,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.84	$ 5.16	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.15	.18	.19	.22	.18
Net realized and unrealized gain (loss)	(.95)	1.54	2.67	(5.14)	.08	1.57
Total from investment operations	(.92)	1.69	2.85	(4.95)	.30	1.75
Distributions from net investment income	(.01)	(.12)	(.12)	(.14)	(.18)	(.13)
Distributions from net realized gain	(.03)	(.02)	(.06)	(.49)	(.72)	(.28)
Total distributions	(.04)	(.13) K	(.17) J	(.63)	(.90)	(.41)
Net asset value, end of period	$ 8.44	$ 9.40	$ 7.84	$ 5.16	$ 10.74	$ 11.34
Total Return B, C	(9.88)%	21.66%	55.24%	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets G
Expenses before reductions	.37% A	.28%	.25%	.25%	.26%	.26% A
Expenses net of fee waivers, if any	.12% A	.03%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.11% A	.03%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.68% A	1.72%	2.32%	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,464,988	$ 11,328,792	$ 4,333,999	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	14% A, H	15% H	9%	18%	34%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period March 23, 2006 (commencement of operations) to February 28, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I For the year ended February 29. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.017 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 616,096,758
Gross unrealized depreciation	(462,324,257)
Net unrealized appreciation (depreciation) on securities and other investments	$ 153,772,501

Tax cost	$ 11,311,849,794

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $2,321,380,718 and $828,621,520, respectively.

Exchanges In-Kind. During the period, the Fund redeemed shares of MFS International Value Fund A Shares, MFS Research International Fund A Shares and William Blair International Growth Fund Class N in exchange for cash and securities, as noted in the following table. Realized gains on the Fund's redemptions of MFS Research International Fund A Shares, MFS International Value Fund A Shares and William Blair International Growth Fund Class N shares are included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized gains on the exchanges for federal income tax purposes.

Transaction Date		Value of securities and cash received	Realized gain (loss)	Shares redeemed
5/20/11	MFS International Value Fund A Shares	$ 576,923,369	$ 61,863,292	$ 22,146,770
5/20/11	MFS Research International Fund A Shares	705,190,722	107,015,561	43,964,509
7/22/11	William Blair International Growth Fund Class N	557,826,353	93,266,809	24,886,852
	Total	$ 1,839,940,444	$ 262,145,662	$ 90,998,131

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Sub-Adviser. Causeway Capital Management, LLC, Massachusetts Financial Services (MFS) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,732 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $245,170 for the period. In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $14,385,435 and $458, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Japan Fund	30%
Fidelity Japan Smaller Companies Fund	17%
Fidelity International Capital Appreciation Fund	10%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 3, 2011, the Board of Trustees of Fidelity Rutland Square Trust II, including the Independent Trustees (together, the Board), voted to approve new sub-advisory agreements (the Sub-Advisory Contracts) with Massachusetts Financial Services Company (MFS) and William Blair & Company, L.L.C. (William Blair) (the Investment Advisers) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Sub-Advisory Contracts.

The Board reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by the Investment Advisers is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the Investment Advisers' investment personnel, and also took into consideration the fund's investment objective and discipline. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the Investment Advisers under the Sub-Advisory Contracts and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Advisers, the Board concluded that the nature, extent, and quality of investment management services that will be provided to the fund will benefit the fund's shareholders.

Management Fee. In reviewing the Sub-Advisory Contracts, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the amount and nature of fees to be paid by Strategic Advisers to the Investment Advisers. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. The Board noted that the addition of the Investment Advisers as sub-advisers to the fund will not result in a change to the maximum aggregate annual management fee payable by the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure was fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Contracts have no impact on the maximum management fees paid by the fund, the Board did not consider the fund's investment performance, costs of services and profitability, or economies of scale to be significant factors in its decision to approve the Sub-Advisory Contracts.

In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreements with MFS, William Blair, Causeway Capital Management LLC and Pyramis Global Advisors, LLC, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Sub-Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SIT-USAN-1011
1.926370.100

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.23%	$ 1,000.00	$ 886.70	$ 1.09
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.98	$ 1.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	16.3	20.9
Fidelity Diversified International Fund	15.6	18.4
Fidelity Advisor Overseas Fund Institutional Class	13.3	13.4
Fidelity International Capital Appreciation Fund	8.3	8.7
Fidelity International Value Fund	4.3	7.4
Fidelity Japan Fund	2.9	3.1
Fidelity Japan Smaller Companies Fund	1.4	1.3
Fidelity International Real Estate Fund	1.3	1.3
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	1.2	1.3
Fidelity International Small Cap Opportunities Fund	1.2	1.1
	65.8
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Stocks 32.5%	Stocks 20.7%
Foreign Large Blend Funds 46.0%	Foreign Large Blend Funds 54.5%
Foreign Large Growth Funds 8.3%	Foreign Large Growth Funds 8.7%
Foreign Large Value Funds 4.3%	Foreign Large Value Funds 7.4%
Foreign Small Mid Growth Funds 1.2%	Foreign Small Mid Growth Funds 1.1%
Other 5.5%	Other 6.0%
Sector Funds 1.3%	Sector Funds 1.3%
Short-Term Funds and Net Other Assets 0.9%	Short-Term Funds and Net Other Assets 0.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.0%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	26,400	$ 885,421
Bridgestone Corp.	59,500	1,327,349
Denso Corp.	15,800	505,087
NHK Spring Co. Ltd.	22,000	208,182
NOK Corp.	13,600	236,443
Pirelli & C SpA	29,500	247,082
		3,409,564
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	24,784	2,006,394
Daimler AG (Germany)	13,435	727,083
Fuji Heavy Industries Ltd.	51,000	319,928
Honda Motor Co. Ltd.	61,300	1,997,330
Toyota Motor Corp.	76,600	2,759,360
		7,810,095
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd. (a)	203,600	632,842
William Hill PLC	59,500	218,056
		850,898
Household Durables - 0.2%
Panasonic Corp.	24,600	261,447
PDG Realty SA Empreendimentos e Participacoes	95,500	469,716
Sekisui House Ltd.	51,000	460,536
Sony Corp.	10,300	226,160
		1,417,859
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	643	726,390
Start Today Co. Ltd.	15,800	426,386
		1,152,776
Leisure Equipment & Products - 0.1%
Nikon Corp.	11,700	257,295
SHIMANO, Inc.	3,800	195,165
		452,460
Media - 0.5%
British Sky Broadcasting Group PLC	61,800	662,797
CyberAgent, Inc.	91	301,214
ITV PLC (a)	290,200	288,618
Modern Times Group MTG AB (B Shares)	8,400	433,334
Pearson PLC	20,500	370,635
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
United Business Media Ltd.	35,500	$ 267,925
Vivendi	48,317	1,177,619
WPP PLC	68,214	711,843
		4,213,985
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	120,000	369,909
PPR SA	12,200	2,033,147
		2,403,056
Specialty Retail - 0.3%
ABC-Mart, Inc.	9,800	373,550
Carphone Warehouse Group PLC	106,000	611,017
Inditex SA	14,416	1,228,147
		2,212,714
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	8,200	571,179
Billabong International Ltd.	97,282	357,875
Burberry Group PLC	27,300	610,402
Christian Dior SA	3,100	450,260
Compagnie Financiere Richemont SA Series A	22,603	1,311,871
LVMH Moet Hennessy - Louis Vuitton	7,790	1,320,038
		4,621,625
TOTAL CONSUMER DISCRETIONARY		28,545,032
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	18,432	1,017,510
Carlsberg A/S Series B	7,900	592,639
Coca-Cola West Co. Ltd.	14,700	269,454
Diageo PLC	57,944	1,164,602
Pernod-Ricard SA	6,260	562,089
SABMiller PLC	13,500	489,268
Treasury Wine Estates Ltd.	160,812	612,222
		4,707,784
Food & Staples Retailing - 0.5%
FamilyMart Co. Ltd.	12,200	451,039
Lawson, Inc.	3,600	196,282
Seven & i Holdings Co., Ltd.	28,600	759,125
Sundrug Co. Ltd.	23,100	732,912
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tesco PLC	184,200	$ 1,132,373
Wesfarmers Ltd.	19,490	640,910
		3,912,641
Food Products - 1.6%
Danone	30,820	2,106,062
Nestle SA	125,087	7,745,772
Toyo Suisan Kaisha Ltd.	12,000	317,720
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	72,900	2,471,141
Unilever PLC	35,400	1,188,195
		13,828,890
Household Products - 0.2%
Reckitt Benckiser Group PLC	26,600	1,414,530
Personal Products - 0.1%
L'Oreal SA	7,400	805,739
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	73,000	3,248,792
Imperial Tobacco Group PLC	23,343	773,983
Japan Tobacco, Inc.	524	2,264,689
		6,287,464
TOTAL CONSUMER STAPLES		30,957,048
ENERGY - 2.7%
Energy Equipment & Services - 0.6%
Aker Solutions ASA	30,200	394,057
AMEC PLC	21,611	320,555
Kvaerner ASA (a)	2,900	5,595
Saipem SpA	45,042	2,022,822
Transocean Ltd. (Switzerland)	33,005	1,833,702
Worleyparsons Ltd.	3,610	105,007
		4,681,738
Oil, Gas & Consumable Fuels - 2.1%
BG Group PLC	162,665	3,518,176
BP PLC	391,769	2,557,795
ENI SpA	60,100	1,208,513
Galp Energia SGPS SA Class B	35,718	713,525
INPEX Corp.	42	286,310
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Oil Search Ltd.	65,332	$ 441,553
Origin Energy Ltd.	58,316	883,686
Royal Dutch Shell PLC:
Class A (United Kingdom)	158,622	5,307,595
Class B	53,092	1,787,173
Total SA	25,570	1,248,853
Woodside Petroleum Ltd.	4,621	173,849
		18,127,028
TOTAL ENERGY		22,808,766
FINANCIALS - 6.8%
Capital Markets - 0.4%
ICAP PLC	40,000	308,577
Macquarie Group Ltd.	17,007	469,959
UBS AG (a)	204,665	2,958,604
		3,737,140
Commercial Banks - 3.5%
Australia & New Zealand Banking Group Ltd.	100,065	2,171,223
Banco Bilbao Vizcaya Argentaria SA	161,356	1,464,237
Banco Santander SA (Spain)	159,981	1,478,333
Barclays PLC	708,516	1,958,177
BNP Paribas SA	24,500	1,262,550
Commonwealth Bank of Australia	41,900	2,160,635
Danske Bank A/S (a)	71,571	1,060,015
DBS Group Holdings Ltd.	123,000	1,353,388
Hang Seng Bank Ltd.	27,400	403,661
HSBC Holdings PLC (United Kingdom)	400,754	3,491,543
Industrial Bank of Korea	29,320	440,529
Intesa Sanpaolo SpA	305,543	497,779
KBC Groupe SA	12,906	365,266
Lloyds Banking Group PLC (a)	2,265,600	1,236,148
Mitsubishi UFJ Financial Group, Inc.	398,600	1,807,661
Mizrahi Tefahot Bank Ltd.	51,400	492,079
National Australia Bank Ltd.	37,818	959,298
Societe Generale Series A	44,217	1,483,929
Sumitomo Mitsui Financial Group, Inc.	102,100	3,022,742
Sumitomo Mitsui Trust Holdings, Inc.	187,620	637,746
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Overseas Bank Ltd.	43,860	$ 675,638
Westpac Banking Corp.	44,654	983,712
		29,406,289
Consumer Finance - 0.1%
Promise Co. Ltd. (a)	86,350	618,187
Diversified Financial Services - 0.5%
Deutsche Boerse AG (a)	12,300	713,105
IG Group Holdings PLC	27,500	199,689
ING Groep NV (Certificaten Van Aandelen) (a)	241,800	2,098,406
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,730	272,736
ORIX Corp.	12,750	1,157,868
		4,441,804
Insurance - 1.4%
AEGON NV (a)	279,500	1,258,682
Ageas	170,700	343,331
AIA Group Ltd.	342,400	1,202,800
Allianz AG	13,500	1,391,187
Aviva PLC	184,600	1,017,531
AXA SA	93,740	1,505,628
NKSJ Holdings, Inc.	30,000	177,294
QBE Insurance Group Ltd.	50,034	755,510
Resolution Ltd.	137,900	596,510
Sampo OYJ (A Shares)	25,200	722,623
Sony Financial Holdings, Inc.	27,800	439,120
Storebrand ASA (A Shares)	104,100	691,775
Suncorp-Metway Ltd.	56,293	492,434
T&D Holdings, Inc.	16,800	346,957
Tokio Marine Holdings, Inc.	23,700	646,877
		11,588,259
Real Estate Investment Trusts - 0.3%
British Land Co. PLC	72,800	637,147
Unibail-Rodamco	2,500	540,719
Westfield Group unit	150,852	1,313,154
		2,491,020
Real Estate Management & Development - 0.6%
Cheung Kong Holdings Ltd.	47,000	659,812
Henderson Land Development Co. Ltd.	82,000	478,685
Keppel Land Ltd.	101,000	259,168
Mitsubishi Estate Co. Ltd.	34,000	561,335
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsui Fudosan Co. Ltd.	65,000	$ 1,099,667
New World Development Co. Ltd.	551,000	702,754
Swire Pacific Ltd. (A Shares)	45,000	600,524
Wharf Holdings Ltd.	119,000	758,108
		5,120,053
TOTAL FINANCIALS		57,402,752
HEALTH CARE - 3.2%
Biotechnology - 0.1%
CSL Ltd.	35,724	1,074,275
Health Care Equipment & Supplies - 0.3%
Elekta AB (B Shares)	23,400	876,481
Nakanishi, Inc.	5,400	517,699
Smith & Nephew PLC	15,900	161,705
Terumo Corp.	11,300	596,470
William Demant Holding A/S (a)	5,300	437,864
		2,590,219
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG & Co. KGaA	3,800	257,377
Pharmaceuticals - 2.8%
Astellas Pharma, Inc.	19,500	736,880
Bayer AG	28,702	1,851,027
GlaxoSmithKline PLC	155,500	3,311,416
Mitsubishi Tanabe Pharma Corp.	109,000	1,841,030
Novartis AG	30,171	1,760,122
Novo Nordisk A/S Series B	17,110	1,822,787
Roche Holding AG (participation certificate)	26,021	4,555,289
Rohto Pharmaceutical Co. Ltd.	27,000	337,408
Sanofi-Aventis	55,920	4,078,558
Shire PLC	67,200	2,165,470
Takeda Pharmaceutical Co. Ltd.	15,200	736,143
		23,196,130
TOTAL HEALTH CARE		27,118,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.3%
Rolls-Royce Group PLC	105,600	$ 1,097,395
Safran SA	27,300	1,059,935
		2,157,330
Airlines - 0.1%
Deutsche Lufthansa AG	24,150	409,229
Qantas Airways Ltd. (a)	228,911	384,332
		793,561
Building Products - 0.2%
Asahi Glass Co. Ltd.	48,000	472,497
ASSA ABLOY AB (B Shares)	5,600	130,270
JS Group Corp.	16,700	423,850
Wienerberger AG	27,200	388,385
		1,415,002
Construction & Engineering - 0.3%
Chiyoda Corp.	25,000	271,084
Eiffage SA	6,000	292,215
Obayashi Corp.	62,000	305,046
VINCI SA	34,210	1,787,751
		2,656,096
Electrical Equipment - 0.4%
Alstom SA	35,454	1,646,474
Mitsubishi Electric Corp.	34,000	340,152
Schneider Electric SA	9,534	1,275,193
		3,261,819
Industrial Conglomerates - 0.8%
Cookson Group PLC	60,200	514,652
Hutchison Whampoa Ltd.	55,000	527,345
Keppel Corp. Ltd.	52,700	407,000
Koninklijke Philips Electronics NV	86,200	1,823,531
Siemens AG	30,947	3,183,791
		6,456,319
Machinery - 0.8%
Fanuc Corp.	7,400	1,231,675
Fiat Industrial SpA (a)	116,300	1,131,148
GEA Group AG	13,102	383,613
Kubota Corp.	22,000	181,938
Makita Corp.	8,100	336,939
MAN SE	5,915	535,955
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NSK Ltd.	47,000	$ 376,445
Schindler Holding AG (participation certificate)	4,423	525,437
SMC Corp.	3,200	507,123
Sumitomo Heavy Industries Ltd.	34,000	205,911
Vallourec SA	11,570	1,041,371
Volvo AB (B Shares)	25,200	313,376
		6,770,931
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.	136,000	351,311
Kuehne & Nagel International AG	7,170	999,886
Nippon Yusen KK	120,000	364,691
		1,715,888
Professional Services - 0.0%
Experian PLC	37,400	427,223
Road & Rail - 0.0%
Tokyu Corp.	29,000	140,821
Trading Companies & Distributors - 0.5%
Itochu Corp.	70,900	765,214
Marubeni Corp.	33,000	209,241
Mitsubishi Corp.	71,800	1,727,523
Mitsui & Co. Ltd.	66,900	1,147,762
Sumitomo Corp.	27,600	361,722
Travis Perkins PLC	27,700	371,292
		4,582,754
Transportation Infrastructure - 0.2%
Kamigumi Co. Ltd.	33,000	298,797
MAp Group unit	342,143	1,152,546
		1,451,343
TOTAL INDUSTRIALS		31,829,087
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	119,241	1,338,371
Computers & Peripherals - 0.3%
Fujitsu Ltd.	34,000	172,673
Gemalto NV	10,047	480,003
Toshiba Corp.	363,000	1,583,986
		2,236,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Fujifilm Holdings Corp.	8,800	$ 213,775
Hirose Electric Co. Ltd.	2,000	188,050
Hitachi High-Technologies Corp.	11,400	217,103
Hitachi Ltd.	173,000	935,787
Hoya Corp.	22,000	485,648
Nippon Electric Glass Co. Ltd.	28,000	285,134
TDK Corp.	26,400	1,165,979
		3,491,476
Internet Software & Services - 0.1%
DeNA Co. Ltd.	6,300	328,549
GREE, Inc.	15,800	512,502
		841,051
IT Services - 0.1%
Cap Gemini SA	12,200	495,229
Indra Sistemas	15,100	270,842
		766,071
Office Electronics - 0.1%
Canon, Inc.	14,300	674,751
Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	60,600	556,114
ASML Holding NV (Netherlands)	5,500	193,795
Elpida Memory, Inc. (a)	70,100	492,501
Samsung Electronics Co. Ltd.	566	395,440
Tokyo Electron Ltd.	6,900	332,239
		1,970,089
Software - 0.2%
SAP AG	29,774	1,623,876
TOTAL INFORMATION TECHNOLOGY		12,942,347
MATERIALS - 3.5%
Chemicals - 1.5%
Air Liquide SA	4,500	585,205
Air Water, Inc.	22,000	268,462
Akzo Nobel NV	5,307	270,205
Arkema SA	5,600	434,845
Asahi Kasei Corp.	55,000	367,047
BASF AG	12,905	920,880
Incitec Pivot Ltd.	174,568	705,662
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Johnson Matthey PLC	30,300	$ 838,854
JSR Corp.	26,200	475,627
K&S AG	3,100	218,227
Lanxess AG	11,000	686,331
Linde AG	9,040	1,384,448
Mitsubishi Gas Chemical Co., Inc.	80,000	565,127
Mitsui Chemicals, Inc.	72,000	249,941
Nitto Denko Corp.	7,500	293,811
Shin-Etsu Chemical Co., Ltd.	28,900	1,465,909
Sumitomo Chemical Co. Ltd.	57,000	239,683
Ube Industries Ltd.	58,000	183,682
Umicore SA	28,764	1,392,199
Wacker Chemie AG	2,200	320,488
Yara International ASA	6,400	352,885
		12,219,518
Construction Materials - 0.1%
HeidelbergCement AG	23,180	996,715
Containers & Packaging - 0.0%
Toyo Seikan Kaisha Ltd.	8,100	130,426
Metals & Mining - 1.9%
African Minerals Ltd. (a)	41,100	342,023
Anglo American PLC (United Kingdom)	32,700	1,363,256
BHP Billiton Ltd.	77,277	3,289,190
BHP Billiton PLC	8,940	304,364
European Goldfields Ltd. (a)	35,400	422,484
Fortescue Metals Group Ltd.	189,428	1,225,575
Hitachi Metals Ltd.	17,000	205,626
JFE Holdings, Inc.	25,400	590,323
Kazakhmys PLC	17,500	310,014
Medusa Mining Ltd.	26,459	227,777
Newcrest Mining Ltd.	46,684	2,009,436
Rio Tinto Ltd.	7,750	601,035
Rio Tinto PLC	42,400	2,585,356
Thyssenkrupp AG	18,600	628,227
Xstrata PLC	126,400	2,214,561
		16,319,247
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	162,927
TOTAL MATERIALS		29,828,833
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
BT Group PLC	178,100	$ 494,092
Deutsche Telekom AG	103,300	1,306,863
France Telecom SA	49,480	945,436
Iliad SA	4,973	596,920
Nippon Telegraph & Telephone Corp.	18,500	866,129
Singapore Telecommunications Ltd.	295,000	761,875
Swisscom AG	4,465	2,003,710
TalkTalk Telecom Group PLC	346,700	721,144
Telefonica SA	59,972	1,246,957
Telenor ASA	111,300	1,860,982
Telstra Corp. Ltd.	273,289	885,533
		11,689,641
Wireless Telecommunication Services - 0.8%
KDDI Corp.	225	1,687,837
NTT DoCoMo, Inc.	226	411,961
SOFTBANK CORP.	21,600	718,043
Vodafone Group PLC	1,644,700	4,317,310
		7,135,151
TOTAL TELECOMMUNICATION SERVICES		18,824,792
UTILITIES - 1.2%
Electric Utilities - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	79,000	478,929
Chubu Electric Power Co., Inc.	21,800	413,069
E.ON AG	30,416	666,600
Enel SpA	311,764	1,522,846
Iberdrola SA	85,300	629,152
Kansai Electric Power Co., Inc.	41,600	739,030
Osterreichische Elektrizitatswirtschafts AG	14,160	545,191
Power Assets Holdings Ltd.	78,000	605,109
Public Power Corp. of Greece	47,100	405,997
Tokyo Electric Power Co.	5,400	27,693
		6,033,616
Gas Utilities - 0.1%
Gas Natural SDG SA	31,600	578,372
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	211,576	1,168,058
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
National Grid PLC	221,000	$ 2,227,115
TOTAL UTILITIES		10,007,161
TOTAL COMMON STOCKS (Cost $294,365,289)		270,263,819
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	9,650	653,464
Volkswagen AG	16,500	2,748,563
		3,402,027
Media - 0.1%
ProSiebenSat.1 Media AG	24,100	481,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,844,473)		3,883,290
Equity Funds - 66.6%

Foreign Large Blend Funds - 46.0%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,545,723	112,520,978
Fidelity Canada Fund (c)	121,484	6,856,585
Fidelity Diversified International Fund (c)	4,655,671	131,662,387
Fidelity International Discovery Fund (c)	4,473,937	137,976,202
TOTAL FOREIGN LARGE BLEND FUNDS		389,016,152
Foreign Large Growth Funds - 8.3%
Fidelity International Capital Appreciation Fund (c)	5,772,707	70,022,941
Foreign Large Value Funds - 4.3%
Fidelity International Value Fund (c)	4,876,706	36,038,859
Foreign Small Mid Growth Funds - 1.2%
Fidelity International Small Cap Opportunities Fund (c)	1,011,505	10,115,053
Sector Funds - 1.3%
Fidelity International Real Estate Fund (c)	1,306,872	11,134,552
Equity Funds - continued
	Shares	Value
Other - 5.5%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	988,739	$ 10,134,577
Fidelity Japan Fund (c)	2,512,172	24,870,499
Fidelity Japan Smaller Companies Fund (c)	1,302,951	12,000,175
TOTAL OTHER		47,005,251
TOTAL EQUITY FUNDS (Cost $622,833,009)		563,332,808
Short-Term Funds - 0.8%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $7,053,251)	7,053,251	7,053,251
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $928,096,022)		844,533,168
NET OTHER ASSETS (LIABILITIES) - 0.1%		991,234
NET ASSETS - 100%		$ 845,524,402
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,604,613	$ 2,965	$ -	$ -	$ 10,134,577
Fidelity Advisor Overseas Fund Institutional Class	123,605,117	4,365,171	1,313,077	-	112,520,978
Fidelity Canada Fund	11,693,873	300,782	4,162,508	-	6,856,585
Fidelity Diversified International Fund	169,429,375	5,522,711	28,681,502	-	131,662,387
Fidelity Emerging Markets Fund	2,596,444	34,079	2,743,198	-	-
Fidelity International Capital Appreciation Fund	79,847,691	388,154	4,103,030	-	70,022,941
Fidelity International Discovery Fund	192,366,122	4,995,360	44,161,092	-	137,976,202
Fidelity International Real Estate Fund	11,882,996	453,672	-	-	11,134,552
Fidelity International Small Cap Opportunities Fund	10,358,485	430,286	111,944	-	10,115,053
Fidelity International Value Fund	68,104,543	-	24,103,030	-	36,038,859
Fidelity Japan Fund	28,682,288	1,158,003	388,276	-	24,870,499
Fidelity Japan Smaller Companies Fund	12,468,965	457,694	119,004	-	12,000,175
Fidelity Overseas Fund	4,793,520	-	4,789,079	-	-
Total	$ 727,434,032	$ 18,108,877	$ 114,675,740	$ -	$ 563,332,808
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,428,322	$ 19,878,601	$ 12,549,721	$ -
Consumer Staples	30,957,048	16,875,587	14,081,461	-
Energy	22,808,766	10,412,527	12,396,239	-
Financials	57,402,752	29,652,901	27,749,851	-
Health Care	27,118,001	8,794,936	18,323,065	-
Industrials	31,829,087	16,802,023	15,027,064	-
Information Technology	12,942,347	1,641,514	11,300,833	-
Materials	29,828,833	18,451,332	11,214,574	162,927
Telecommunication Services	18,824,792	8,137,027	10,687,765	-
Utilities	10,007,161	6,600,254	3,406,907	-
Equity Funds	563,332,808	563,332,808	-	-
Short-Term Funds	7,053,251	7,053,251	-	-
Total Investments in Securities:	$ 844,533,168	$ 707,632,761	$ 136,737,480	$ 162,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 293,182
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(130,255)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 162,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (130,255)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $22,399,113 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 29, 2012 approximately $15,814,235 of losses recognized during the period November 1, 2010 to February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $305,263,013)	$ 281,200,360
Affiliated issuers (cost $622,833,009)	563,332,808
Total Investments (cost $928,096,022)		$ 844,533,168
Foreign currency held at value (cost $21,853)		21,719
Receivable for investments sold		1,689,851
Receivable for fund shares sold		145,955
Dividends receivable		873,517
Prepaid expenses		4,445
Total assets		847,268,655

Liabilities
Payable for investments purchased	$ 1,160,881
Payable for fund shares redeemed	368,991
Accrued management fee	101,331
Other affiliated payables	70,427
Other payables and accrued expenses	42,623
Total liabilities		1,744,253

Net Assets		$ 845,524,402
Net Assets consist of:
Paid in capital		$ 970,870,636
Undistributed net investment income		3,179,408
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,972,342)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(83,553,300)
Net Assets, for 117,512,196 shares outstanding		$ 845,524,402
Net Asset Value, offering price and redemption price per share ($845,524,402 ÷ 117,512,196 shares)		$ 7.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 4,619,294
Interest		4
Income before foreign taxes withheld		4,619,298
Less foreign taxes withheld		(433,036)
Total income		4,186,262

Expenses
Management fee	$ 1,634,675
Transfer agent fees	189,329
Accounting fees and expenses	209,393
Custodian fees and expenses	39,526
Independent trustees' compensation	2,537
Registration fees	20,282
Audit	4,128
Legal	7,631
Miscellaneous	5,804
Total expenses before reductions	2,113,305
Expense reductions	(1,106,451)	1,006,854
Net investment income (loss)		3,179,408
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,342,763)
Affiliated issuers	9,404,361
Foreign currency transactions	(45,000)
Realized gain distributions from underlying funds:
Affiliated issuers	2,965
Total net realized gain (loss)		7,019,563
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,299,193)
Assets and liabilities in foreign currencies	6,192
Total change in net unrealized appreciation (depreciation)		(115,293,001)
Net gain (loss)		(108,273,438)
Net increase (decrease) in net assets resulting from operations		$ (105,094,030)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,179,408	$ 11,984,018
Net realized gain (loss)	7,019,563	16,056,425
Change in net unrealized appreciation (depreciation)	(115,293,001)	146,188,204
Net increase (decrease) in net assets resulting from operations	(105,094,030)	174,228,647
Distributions to shareholders from net investment income	-	(11,941,918)
Distributions to shareholders from net realized gain	-	(3,980,639)
Total distributions	-	(15,922,557)
Share transactions Proceeds from sales of shares	110,338,437	227,089,686
Reinvestment of distributions	-	15,852,352
Cost of shares redeemed	(80,160,042)	(238,348,422)
Net increase (decrease) in net assets resulting from share transactions	30,178,395	4,593,616
Total increase (decrease) in net assets	(74,915,635)	162,899,706

Net Assets
Beginning of period	920,440,037	757,540,331
End of period (including undistributed net investment income of $3,179,408 and undistributed net investment income of $0, respectively)	$ 845,524,402	$ 920,440,037
Other Information Shares
Sold	14,530,672	31,973,544
Issued in reinvestment of distributions	-	2,045,465
Redeemed	(10,341,614)	(32,328,366)
Net increase (decrease)	4,189,058	1,690,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 6.79	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.10	.12	.12	.16
Net realized and unrealized gain (loss)	(.95)	1.37	2.36	(5.03)	.14
Total from investment operations	(.92)	1.47	2.48	(4.91)	.30
Distributions from net investment income	-	(.11)	(.11)	(.10)	(.14)
Distributions from net realized gain	-	(.04)	(.02)	(.50)	(.21)
Total distributions	-	(.14) H	(.13)	(.60)	(.35)
Net asset value, end of period	$ 7.20	$ 8.12	$ 6.79	$ 4.44	$ 9.95
Total Return B, C	(11.33)%	21.75%	55.82%	(52.13)%	2.67%
Ratios to Average Net Assets G
Expenses before reductions	.48% A	.33%	.25%	.25%	.26% A
Expenses net of fee waivers, if any	.23% A	.08%	.00%	.00%	.00% A
Expenses net of all reductions	.23% A	.08%	.00%	.00%	.00% A
Net investment income (loss)	.72% A	1.38%	1.86%	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 845,524	$ 920,440	$ 757,540	$ 277,980	$ 418,530
Portfolio turnover rate E	43% A	48%	13%	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,900,663
Gross unrealized depreciation	(128,158,445)
Net unrealized appreciation (depreciation) on securities and other investments	$ (97,257,782)

Tax cost	$ 941,790,950

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $223,405,494 and $195,283,678, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers to the aggregate of fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $339 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers waived a portion of its management fee. During the period, this waiver reduced the Fund's expenses by $1,106,451.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Fidelity Funds:

Fidelity International Capital Appreciation Fund	12%
Fidelity Advisor Overseas Fund	14%
Fidelity International Value Fund	21%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SIL-USAN-1011
1.926364.100

Strategic Advisers®
Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.37%	$ 1,000.00	$ 892.40	$ 1.76
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.28	$ 1.88

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Vanguard Small-Capital ETF	4.5	0.0
Champlain Small Company Fund Advisor Class	3.0	3.1
FMI Common Stock Fund	2.8	1.9
RS Emerging Growth Fund Class A	2.6	3.0
Royce Value Fund Service Class	2.5	2.3
The Brown Capital Management Small Co. Fund Institutional Shares	2.5	0.9
Baron Small Cap Fund	2.5	1.7
Natixis Vaughan Nelson Small Cap Value Fund Class A	2.4	2.3
Goldman Sachs Small Cap Value Fund Class A	2.4	2.1
RS Partners Fund Class A	2.4	2.5
	27.6
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Common Stocks 31.7%	Common Stocks 31.6%
Mid-Cap Blend Funds 5.3%	Mid-Cap Blend Funds 6.3%
Mid-Cap Growth Funds 3.7%	Mid-Cap Growth Funds 1.7%
Mid-Cap Value Funds 1.2%	Mid-Cap Value Funds 1.7%
Small Blend Funds 14.6%	Small Blend Funds 12.4%
Small Growth Funds 19.5%	Small Growth Funds 21.7%
Small Value Funds 8.9%	Small Value Funds 14.0%
Sector Funds 4.6%	Sector Funds 7.8%
Investment Companies 0.0%	Investment Companies 0.1%
Short-Term Funds and Net Other Assets 10.5%	Short-Term Funds and Net Other Assets 2.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.5%
Autoliv, Inc.	17,120	$ 955,638
Dana Holding Corp. (a)	191,332	2,439,483
Lear Corp.	94,825	4,530,739
Stoneridge, Inc. (a)	246,000	1,960,620
Tenneco, Inc. (a)	71,818	2,356,349
TRW Automotive Holdings Corp. (a)	33,021	1,376,645
		13,619,474
Automobiles - 0.1%
Harley-Davidson, Inc.	63,625	2,459,743
Distributors - 0.1%
LKQ Corp. (a)	88,497	2,265,523
Pool Corp.	54,891	1,423,324
		3,688,847
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	33,057	1,362,610
Sotheby's Class A (Ltd. vtg.)	43,287	1,610,709
Weight Watchers International, Inc.	63,027	3,814,394
		6,787,713
Hotels, Restaurants & Leisure - 1.0%
Ameristar Casinos, Inc.	92,975	1,735,843
Brinker International, Inc.	109,825	2,479,849
Buffalo Wild Wings, Inc. (a)	28,772	1,773,218
Choice Hotels International, Inc.	37,472	1,164,630
Darden Restaurants, Inc.	31,720	1,525,732
Dunkin' Brands Group, Inc. (a)	35,845	944,157
Hyatt Hotels Corp. Class A (a)	107,108	3,803,405
Interval Leisure Group, Inc. (a)	126,332	1,591,783
Jack in the Box, Inc. (a)	67,651	1,405,111
Life Time Fitness, Inc. (a)	45,165	1,731,626
Penn National Gaming, Inc. (a)	55,725	2,218,412
Six Flags Entertainment Corp.	55,666	1,867,594
Vail Resorts, Inc.	84,856	3,430,728
Wyndham Worldwide Corp.	37,325	1,212,316
		26,884,404
Household Durables - 0.2%
Ethan Allen Interiors, Inc.	52,072	895,118
La-Z-Boy, Inc. (a)	296,213	2,606,674
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skullcandy, Inc. (a)	32,640	$ 539,866
SodaStream International Ltd.	19,558	693,331
		4,734,989
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	46,160	2,476,946
Leisure Equipment & Products - 0.0%
Brunswick Corp.	75,352	1,197,343
Media - 0.3%
DreamWorks Animation SKG, Inc. Class A (a)	35,852	757,194
Entercom Communications Corp. Class A (a)	388,000	2,370,680
Focus Media Holding Ltd. ADR (a)	63,101	1,978,847
Knology, Inc. (a)	101,646	1,385,435
National CineMedia, Inc.	74,323	1,053,157
Regal Entertainment Group Class A	81,170	1,060,892
		8,606,205
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	96,686	5,162,066
Fred's, Inc. Class A	49,329	564,817
JCPenney Co., Inc.	128,347	3,417,881
Macy's, Inc.	172,525	4,477,024
Saks, Inc. (a)	91,300	883,784
		14,505,572
Specialty Retail - 1.7%
ANN, Inc. (a)	90,936	2,143,362
Asbury Automotive Group, Inc. (a)	126,600	2,381,346
Dick's Sporting Goods, Inc. (a)	72,523	2,547,733
DSW, Inc. Class A	52,544	2,438,567
Express, Inc.	84,138	1,606,194
Foot Locker, Inc.	398,814	8,323,248
Francescas Holdings Corp. (a)	25,910	594,116
Group 1 Automotive, Inc.	36,565	1,526,589
Guess?, Inc.	27,710	945,188
Monro Muffler Brake, Inc.	43,987	1,738,806
Pier 1 Imports, Inc. (a)	225,650	2,409,942
Signet Jewelers Ltd.	103,600	4,034,184
Teavana Holdings, Inc. (a)	23,395	607,100
The Children's Place Retail Stores, Inc. (a)	38,094	1,634,994
The Men's Wearhouse, Inc.	114,250	3,302,968
Tiffany & Co., Inc.	9,300	669,228
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	25,419	$ 1,559,964
Urban Outfitters, Inc. (a)	39,140	1,024,490
Vitamin Shoppe, Inc. (a)	94,016	4,164,909
Williams-Sonoma, Inc.	67,619	2,238,865
		45,891,793
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	8,930	794,413
Maidenform Brands, Inc. (a)	57,957	1,473,267
PVH Corp.	91,919	6,127,321
Steven Madden Ltd. (a)	56,925	2,056,131
Under Armour, Inc. Class A (sub. vtg.) (a)	24,845	1,760,517
Vera Bradley, Inc.	42,768	1,501,157
		13,712,806
TOTAL CONSUMER DISCRETIONARY		144,565,835
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	70,735	1,398,431
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	69,595	3,131,775
Fresh Market, Inc.	35,254	1,361,157
Ruddick Corp.	37,968	1,552,512
United Natural Foods, Inc. (a)	52,523	2,136,110
		8,181,554
Food Products - 0.6%
B&G Foods, Inc. Class A	87,031	1,584,835
Chiquita Brands International, Inc. (a)	45,770	471,889
Diamond Foods, Inc.	29,513	2,327,395
Hain Celestial Group, Inc. (a)	142,917	4,520,465
Lancaster Colony Corp.	30,033	1,820,600
Pilgrims Pride Corp. (a)	84,300	293,364
Smithfield Foods, Inc. (a)	175,075	3,837,644
Snyders-Lance, Inc.	115,100	2,563,277
		17,419,469
Household Products - 0.1%
Church & Dwight Co., Inc.	46,173	2,010,372
Spectrum Brands Holdings, Inc. (a)	17,790	476,416
		2,486,788
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
MediFast, Inc. (a)	49,400	$ 810,654
Nu Skin Enterprises, Inc. Class A	139,615	5,904,318
		6,714,972
TOTAL CONSUMER STAPLES		36,201,214
ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Dresser-Rand Group, Inc. (a)	36,845	1,564,070
Dril-Quip, Inc. (a)	30,659	1,983,637
FMC Technologies, Inc. (a)	38,100	1,693,926
Helmerich & Payne, Inc.	24,755	1,411,530
Hercules Offshore, Inc. (a)	632,600	2,669,572
Lufkin Industries, Inc.	22,893	1,424,631
McDermott International, Inc. (a)	57,010	820,374
Oil States International, Inc. (a)	70,040	4,628,243
Patterson-UTI Energy, Inc.	64,026	1,564,795
Superior Energy Services, Inc. (a)	67,675	2,390,281
Tidewater, Inc.	10,670	571,912
		20,722,971
Oil, Gas & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	10,070	333,015
Arch Coal, Inc.	90,295	1,833,891
Berry Petroleum Co. Class A	14,610	716,328
Bill Barrett Corp. (a)	35,787	1,715,987
Brigham Exploration Co. (a)	105,210	3,061,611
Cabot Oil & Gas Corp.	92,150	6,990,499
Carrizo Oil & Gas, Inc. (a)	48,269	1,449,035
Comstock Resources, Inc. (a)	107,300	2,183,555
Concho Resources, Inc. (a)	4,630	402,579
Denbury Resources, Inc. (a)	422,715	6,742,304
Energen Corp.	101,548	4,986,007
Energy XXI (Bermuda) Ltd. (a)	37,770	1,012,614
Forest Oil Corp. (a)	26,230	510,698
Goodrich Petroleum Corp. (a)	158,645	2,541,493
HollyFrontier Corp.	34,116	2,448,164
James River Coal Co. (a)	63,959	692,036
Kodiak Oil & Gas Corp. (a)	234,368	1,406,208
Magnum Hunter Resources Corp.	469,400	2,107,606
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	46,940	0
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Patriot Coal Corp. (a)	99,722	$ 1,468,905
Plains Exploration & Production Co. (a)	46,493	1,367,359
Range Resources Corp.	47,750	3,092,290
Resolute Energy Corp. (a)	86,768	1,170,500
SandRidge Energy, Inc. (a)	208,397	1,529,634
SM Energy Co.	29,250	2,237,625
Swift Energy Co. (a)	31,090	959,127
Ultra Petroleum Corp. (a)	55,369	1,854,862
Western Refining, Inc. (a)	225,550	3,933,592
		58,747,524
TOTAL ENERGY		79,470,495
FINANCIALS - 5.8%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	72,858	6,350,303
FBR Capital Markets Corp. (a)	719,500	1,834,725
Fortress Investment Group LLC (a)	372,396	1,318,282
FXCM, Inc. Class A	31,280	365,663
GFI Group, Inc.	112,900	493,373
Greenhill & Co., Inc.	19,213	682,638
Invesco Ltd.	158,800	2,906,040
Investment Technology Group, Inc. (a)	78,940	898,337
Jefferies Group, Inc.	188,050	3,085,901
MF Global Holdings Ltd. (a)	530,210	2,910,853
optionsXpress Holdings, Inc.	15,650	197,190
Raymond James Financial, Inc.	241,728	6,787,722
Stifel Financial Corp. (a)	30,457	916,147
Waddell & Reed Financial, Inc. Class A	26,000	811,720
		29,558,894
Commercial Banks - 1.8%
CIT Group, Inc. (a)	139,816	4,833,439
City National Corp.	25,164	1,129,612
Eagle Bancorp, Inc., Maryland (a)	150,400	1,863,456
Fifth Third Bancorp	477,621	5,072,335
First Midwest Bancorp, Inc., Delaware	224,500	1,971,110
FirstMerit Corp.	41,040	511,358
Fulton Financial Corp.	192,100	1,761,557
Huntington Bancshares, Inc.	1,206,794	6,070,174
IBERIABANK Corp.	10,930	526,170
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Investors Bancorp, Inc. (a)	206,226	$ 2,966,561
KeyCorp	1,013,591	6,730,244
PrivateBancorp, Inc.	224,600	1,994,448
Prosperity Bancshares, Inc.	84,300	3,190,755
Regions Financial Corp.	119,200	541,168
Signature Bank, New York (a)	39,761	2,211,109
Sterling Financial Corp., Washington (a)	186,800	2,624,540
SVB Financial Group (a)	37,344	1,720,812
Synovus Financial Corp.	1,484,500	2,152,525
UMB Financial Corp.	25,600	992,768
		48,864,141
Consumer Finance - 0.4%
DFC Global Corp. (a)	33,540	740,228
Discover Financial Services	269,020	6,768,543
SLM Corp.	334,825	4,597,147
		12,105,918
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc.	29,290	439,643
Leucadia National Corp.	126,210	3,739,602
		4,179,245
Insurance - 0.8%
American Equity Investment Life Holding Co.	70,570	712,757
Arch Capital Group Ltd. (a)	61,125	2,058,690
Brown & Brown, Inc.	44,798	941,206
Delphi Financial Group, Inc. Class A	32,110	776,420
Lincoln National Corp.	213,450	4,429,088
Platinum Underwriters Holdings Ltd.	22,800	718,200
ProAssurance Corp. (a)	26,835	1,947,148
W.R. Berkley Corp.	89,939	2,778,216
White Mountains Insurance Group Ltd.	9,685	3,874,000
XL Group PLC Class A	189,200	3,937,252
		22,172,977
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	47,530	1,355,080
BioMed Realty Trust, Inc.	284,775	5,208,535
CBL & Associates Properties, Inc.	221,300	3,255,323
Colonial Properties Trust (SBI)	83,000	1,744,660
CommonWealth REIT	118,303	2,432,310
Digital Realty Trust, Inc.	14,770	882,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	46,790	$ 844,092
DuPont Fabros Technology, Inc.	80,600	1,865,890
Essex Property Trust, Inc.	5,550	796,703
Home Properties, Inc.	90,275	6,036,689
Invesco Mortgage Capital, Inc.	55,200	973,728
Plum Creek Timber Co., Inc.	130,518	4,955,768
Post Properties, Inc.	22,740	950,532
SL Green Realty Corp.	39,540	2,856,370
Summit Hotel Properties, Inc.	176,600	1,462,248
The Macerich Co.	29,629	1,453,006
		37,073,442
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	15,870	1,061,862
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	457,050	4,917,858
Northwest Bancshares, Inc.	148,712	1,772,647
		6,690,505
TOTAL FINANCIALS		161,706,984
HEALTH CARE - 3.5%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. (a)	45,309	1,180,299
Amarin Corp. PLC ADR (a)	37,400	430,474
BioMarin Pharmaceutical, Inc. (a)	80,612	2,384,906
Chelsea Therapeutics International Ltd. (a)	63,990	273,877
Cubist Pharmaceuticals, Inc. (a)	18,105	628,062
Dendreon Corp. (a)	34,130	419,116
Human Genome Sciences, Inc. (a)	65,922	848,416
Idenix Pharmaceuticals, Inc. (a)	56,120	326,057
Incyte Corp. (a)	112,774	1,812,278
InterMune, Inc. (a)	21,822	587,012
ONYX Pharmaceuticals, Inc. (a)	20,500	697,615
Pharmasset, Inc. (a)	11,020	1,447,146
United Therapeutics Corp. (a)	23,520	1,014,888
		12,050,146
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	60,155	1,148,961
Analogic Corp.	6,750	334,260
Conceptus, Inc. (a)	38,070	403,542
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	13,770	$ 484,704
HeartWare International, Inc. (a)	24,817	1,558,756
Hologic, Inc. (a)	36,930	614,515
Insulet Corp. (a)	167,502	2,927,935
Mako Surgical Corp. (a)	68,017	2,441,810
Masimo Corp.	54,839	1,352,878
Meridian Bioscience, Inc.	60,224	1,114,144
Orthofix International NV (a)	61,000	2,235,955
Sirona Dental Systems, Inc. (a)	135,781	6,335,541
Steris Corp.	49,096	1,579,909
The Cooper Companies, Inc.	36,925	2,779,345
Volcano Corp. (a)	34,610	1,036,570
Zoll Medical Corp. (a)	42,669	1,906,451
		28,255,276
Health Care Providers & Services - 1.4%
Assisted Living Concepts, Inc. Class A	182,824	2,455,326
BioScrip, Inc. (a)	397,092	2,513,592
Brookdale Senior Living, Inc. (a)	51,200	824,832
Catalyst Health Solutions, Inc. (a)	28,984	1,557,020
Centene Corp. (a)	65,835	2,099,478
Chemed Corp.	30,570	1,774,589
Coventry Health Care, Inc. (a)	60,216	1,979,902
Hanger Orthopedic Group, Inc. (a)	9,760	183,293
Health Management Associates, Inc. Class A (a)	726,952	5,975,545
Health Net, Inc. (a)	191,550	4,729,370
HealthSpring, Inc. (a)	65,200	2,545,408
HMS Holdings Corp. (a)	47,716	1,251,591
IPC The Hospitalist Co., Inc. (a)	32,770	1,314,077
MEDNAX, Inc. (a)	23,430	1,530,213
Omnicare, Inc.	17,900	531,809
PSS World Medical, Inc. (a)	59,603	1,405,439
Team Health Holdings, Inc. (a)	104,977	1,962,020
Universal Health Services, Inc. Class B	50,372	2,095,475
VCA Antech, Inc. (a)	54,667	1,011,886
Wellcare Health Plans, Inc. (a)	7,160	328,143
		38,069,008
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	95,339	1,711,812
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc. (a)	76,055	$ 1,254,908
Quality Systems, Inc.	22,125	2,035,943
		5,002,663
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	86,196	1,226,569
PAREXEL International Corp. (a)	120,387	2,453,487
PerkinElmer, Inc.	60,213	1,377,071
Sequenom, Inc. (a)	16,630	101,942
Techne Corp.	20,196	1,463,604
		6,622,673
Pharmaceuticals - 0.3%
Auxilium Pharmaceuticals, Inc. (a)	33,452	569,019
Medicis Pharmaceutical Corp. Class A	73,258	2,849,736
Optimer Pharmaceuticals, Inc. (a)	125,245	1,246,188
Par Pharmaceutical Companies, Inc. (a)	86,900	2,583,537
Salix Pharmaceuticals Ltd. (a)	47,916	1,459,042
		8,707,522
TOTAL HEALTH CARE		98,707,288
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.8%
AAR Corp.	87,408	2,061,955
BE Aerospace, Inc. (a)	19,610	683,016
Esterline Technologies Corp. (a)	33,473	2,520,182
Hexcel Corp. (a)	79,792	1,832,822
Orbital Sciences Corp. (a)	143,200	2,239,648
Spirit AeroSystems Holdings, Inc. Class A (a)	217,616	3,651,596
TransDigm Group, Inc. (a)	48,528	4,457,782
Triumph Group, Inc.	83,400	4,368,492
		21,815,493
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	90,131	4,423,629
Forward Air Corp.	48,439	1,376,152
Hub Group, Inc. Class A (a)	53,934	1,698,382
		7,498,163
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.0%
Copa Holdings SA Class A	4,600	$ 317,952
US Airways Group, Inc. (a)	132,105	738,467
		1,056,419
Building Products - 0.1%
Owens Corning (a)	90,475	2,629,204
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. (a)	46,431	2,501,238
Corrections Corp. of America (a)	84,183	1,910,112
Fuel Tech, Inc. (a)	46,690	277,806
Multi-Color Corp.	11,910	309,898
Tetra Tech, Inc. (a)	79,165	1,576,175
The Geo Group, Inc. (a)	77,085	1,655,015
Waste Connections, Inc.	93,140	3,221,713
		11,451,957
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	58,936	1,339,026
KBR, Inc.	171,030	5,139,452
MasTec, Inc. (a)	134,775	2,992,005
		9,470,483
Electrical Equipment - 0.6%
AMETEK, Inc.	72,626	2,838,224
Encore Wire Corp.	129,099	2,893,109
General Cable Corp. (a)	107,396	3,237,989
GrafTech International Ltd. (a)	105,813	1,661,264
Thomas & Betts Corp. (a)	72,004	3,145,135
Woodward, Inc.	55,919	1,812,894
		15,588,615
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	31,730	1,244,133
Machinery - 1.4%
Actuant Corp. Class A	93,052	1,868,484
AGCO Corp. (a)	19,270	825,527
Barnes Group, Inc.	99,783	2,297,005
Colfax Corp. (a)	21,730	544,988
Commercial Vehicle Group, Inc. (a)	38,250	275,018
Crane Co.	37,748	1,594,853
Federal Signal Corp.	413,300	2,252,485
Flowserve Corp.	7,530	710,380
Kennametal, Inc.	64,420	2,374,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	46,812	$ 1,593,012
Lindsay Corp.	20,788	1,293,014
Meritor, Inc. (a)	101,247	855,537
Navistar International Corp. (a)	16,530	684,342
Nordson Corp.	11,050	485,095
Pentair, Inc.	106,750	3,663,660
RBC Bearings, Inc. (a)	47,263	1,651,842
SPX Corp.	31,486	1,791,239
Terex Corp. (a)	35,405	571,083
Timken Co.	116,175	4,571,486
Trinity Industries, Inc.	205,140	5,653,658
Wabtec Corp.	36,487	2,221,693
		37,778,922
Professional Services - 0.2%
CBIZ, Inc. (a)	350,200	2,384,862
CoStar Group, Inc. (a)	37,636	1,926,210
IHS, Inc. Class A (a)	24,304	1,885,747
		6,196,819
Road & Rail - 0.5%
AMERCO (a)	16,805	1,231,975
Genesee & Wyoming, Inc. Class A (a)	37,068	1,925,312
Hertz Global Holdings, Inc. (a)	294,625	3,299,800
Ryder System, Inc.	101,300	4,769,204
Swift Transporation Co.	256,500	2,211,030
		13,437,321
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	55,500	1,699,410
United Rentals, Inc. (a)	69,530	1,159,760
Watsco, Inc.	19,203	1,145,459
WESCO International, Inc. (a)	31,400	1,353,026
		5,357,655
TOTAL INDUSTRIALS		133,525,184
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.5%
ADTRAN, Inc.	22,420	696,365
Aruba Networks, Inc. (a)	63,166	1,347,331
Aviat Networks, Inc. (a)	474,200	1,232,920
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)	161,013	$ 1,970,799
Finisar Corp. (a)	141,924	2,619,917
Harmonic, Inc. (a)	58,963	280,664
NETGEAR, Inc. (a)	48,456	1,347,561
Polycom, Inc. (a)	98,282	2,339,112
Riverbed Technology, Inc. (a)	48,282	1,196,428
		13,031,097
Computers & Peripherals - 0.2%
Western Digital Corp. (a)	153,405	4,523,913
Electronic Equipment & Components - 0.5%
Avnet, Inc. (a)	143,435	3,763,734
Fabrinet (a)	53,241	877,944
Littelfuse, Inc.	32,633	1,513,845
Molex, Inc. Class A (non-vtg.)	159,715	2,951,533
Tech Data Corp. (a)	84,753	3,990,171
Trimble Navigation Ltd. (a)	48,673	1,807,715
		14,904,942
Internet Software & Services - 1.0%
Ancestry.com, Inc. (a)	94,324	3,368,310
Cornerstone OnDemand, Inc.	101,385	1,573,495
IAC/InterActiveCorp (a)	61,233	2,420,540
KIT Digital, Inc. (a)	265,000	2,933,550
LogMeIn, Inc. (a)	53,547	1,673,344
Open Text Corp. (a)	29,160	1,727,504
OpenTable, Inc. (a)	23,918	1,458,759
RightNow Technologies, Inc. (a)	47,740	1,565,395
SPS Commerce, Inc. (a)	139,609	2,531,111
ValueClick, Inc. (a)	410,586	6,281,966
VistaPrint Ltd. (a)	61,824	1,819,480
WebMD Health Corp. (a)	27,060	956,300
		28,309,754
IT Services - 0.4%
Alliance Data Systems Corp. (a)	19,686	1,838,869
Convergys Corp. (a)	226,000	2,406,900
Euronet Worldwide, Inc. (a)	144,800	2,355,896
Gartner, Inc. Class A (a)	46,045	1,640,123
Genpact Ltd. (a)	35,000	579,950
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp.	49,600	$ 532,208
VeriFone Systems, Inc. (a)	28,087	989,224
		10,343,170
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	97,260	664,286
Atmel Corp. (a)	498,752	4,543,631
Avago Technologies Ltd.	21,900	725,109
Brooks Automation, Inc.	198,575	1,878,520
Cavium, Inc. (a)	6,732	216,703
Cymer, Inc. (a)	35,015	1,416,707
Cypress Semiconductor Corp.	68,875	1,090,980
FSI International, Inc. (a)	839,773	1,805,512
Hittite Microwave Corp. (a)	31,262	1,698,152
Inphi Corp.	68,683	552,211
Mellanox Technologies Ltd. (a)	61,821	1,820,628
Microsemi Corp. (a)	95,585	1,484,435
Netlogic Microsystems, Inc. (a)	76,746	2,303,915
Novellus Systems, Inc. (a)	55,345	1,548,000
ON Semiconductor Corp. (a)	184,306	1,339,905
Power Integrations, Inc.	33,532	1,077,718
Semtech Corp. (a)	69,840	1,489,687
Skyworks Solutions, Inc. (a)	82,596	1,703,955
Teradyne, Inc. (a)	121,942	1,475,498
Veeco Instruments, Inc. (a)	36,930	1,342,775
Volterra Semiconductor Corp. (a)	64,692	1,310,013
		31,488,340
Software - 1.6%
ANSYS, Inc. (a)	30,978	1,672,192
Aspen Technology, Inc. (a)	110,690	1,858,485
BroadSoft, Inc. (a)	97,462	2,948,226
Cadence Design Systems, Inc. (a)	456,900	4,221,756
Check Point Software Technologies Ltd. (a)	18,500	1,007,140
CommVault Systems, Inc. (a)	50,618	1,716,456
Compuware Corp. (a)	97,830	827,642
DemandTec, Inc. (a)	63,740	419,409
Fair Isaac Corp.	52,152	1,332,484
Fortinet, Inc. (a)	83,237	1,592,324
Informatica Corp. (a)	104,395	4,361,623
Interactive Intelligence Group, Inc. (a)	42,438	1,371,596
Magma Design Automation, Inc. (a)	286,076	1,456,127
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Manhattan Associates, Inc. (a)	51,626	$ 1,842,532
MICROS Systems, Inc. (a)	89,617	4,271,146
Nice Systems Ltd. sponsored ADR (a)	88,262	2,754,657
Parametric Technology Corp. (a)	65,127	1,172,286
Pegasystems, Inc.	10,640	429,962
QLIK Technologies, Inc. (a)	62,654	1,590,159
Quest Software, Inc. (a)	75,975	1,309,049
RealPage, Inc.	60,471	1,259,006
Rovi Corp. (a)	16,150	789,574
SolarWinds, Inc. (a)	98,008	2,427,658
Sourcefire, Inc. (a)	25,550	705,691
Tangoe, Inc. (a)	82,745	915,987
Websense, Inc. (a)	67,312	1,384,608
		45,637,775
TOTAL INFORMATION TECHNOLOGY		148,238,991
MATERIALS - 1.8%
Chemicals - 0.8%
Airgas, Inc.	10,520	682,538
Ashland, Inc.	12,110	641,951
CF Industries Holdings, Inc.	1,810	330,904
Huntsman Corp.	213,575	2,799,968
Innophos Holdings, Inc.	30,400	1,264,944
Innospec, Inc. (a)	8,900	240,745
Intrepid Potash, Inc. (a)	46,382	1,587,192
Kraton Performance Polymers, Inc. (a)	45,914	1,100,559
Olin Corp.	77,884	1,553,007
PolyOne Corp.	86,200	1,088,706
Rockwood Holdings, Inc. (a)	92,916	4,738,716
Solutia, Inc. (a)	297,042	5,162,590
		21,191,820
Containers & Packaging - 0.3%
Ball Corp.	26,970	968,762
Boise, Inc.	211,700	1,314,657
Crown Holdings, Inc. (a)	24,690	875,754
Greif, Inc. Class A	28,667	1,601,339
Rock-Tenn Co. Class A	12,130	651,017
Silgan Holdings, Inc.	53,549	2,031,114
		7,442,643
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Allied Nevada Gold Corp. (a)	18,522	$ 769,219
AuRico Gold, Inc. (a)	112,841	1,325,236
Carpenter Technology Corp.	36,278	1,830,951
Compass Minerals International, Inc.	6,640	502,050
Detour Gold Corp. (a)	21,981	824,736
Globe Specialty Metals, Inc.	29,285	490,524
Kaiser Aluminum Corp.	80,329	4,166,665
Molycorp, Inc. (a)	20,006	1,130,739
Noranda Aluminium Holding Corp. (a)	312,350	3,551,420
Royal Gold, Inc.	5,240	401,803
Schnitzer Steel Inds, Inc. Class A	45,445	2,069,565
Walter Energy, Inc.	6,160	503,518
		17,566,426
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	105,400	2,900,608
TOTAL MATERIALS		49,101,497
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	12,690	179,944
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	26,440	84,872
NII Holdings, Inc. (a)	4,190	161,441
SBA Communications Corp. Class A (a)	115,071	4,348,533
		4,594,846
TOTAL TELECOMMUNICATION SERVICES		4,774,790
UTILITIES - 1.0%
Electric Utilities - 0.2%
ITC Holdings Corp.	56,182	4,250,730
Portland General Electric Co.	25,290	609,995
UIL Holdings Corp.	13,980	474,761
		5,335,486
Gas Utilities - 0.1%
ONEOK, Inc.	49,290	3,494,661
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. (a)	46,510	505,099
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.4%
CMS Energy Corp.	281,260	$ 5,540,822
NiSource, Inc.	204,175	4,361,178
OGE Energy Corp.	12,490	625,125
		10,527,125
Water Utilities - 0.3%
American Water Works Co., Inc.	245,670	7,316,053
TOTAL UTILITIES		27,178,424
TOTAL COMMON STOCKS (Cost $937,877,266)		883,470,702
Equity Funds - 57.8%

Mid-Cap Blend Funds - 5.3%
FMI Common Stock Fund	3,169,154	76,535,069
Royce Value Fund Service Class	5,838,337	70,760,649
TOTAL MID-CAP BLEND FUNDS		147,295,718
Mid-Cap Growth Funds - 3.7%
Champlain Small Co. Fund	1,188,455	13,203,735
iShares Russell Midcap Growth Index ETF	601,400	33,263,434
Royce Premier Fund	2,826,385	56,471,174
TOTAL MID-CAP GROWTH FUNDS		102,938,343
Mid-Cap Value Funds - 1.2%
iShares Russell Midcap Value Index ETF	788,400	33,641,028
Sector Funds - 4.6%
FBR Small Cap Financial Fund	426,882	6,949,631
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,239,330	55,392,545
Fidelity Utilities Portfolio (c)	453,635	23,321,368
John Hancock Regional Bank Fund Class A	647,482	7,996,403
RS Technology Fund Class A	1,441,761	25,360,584
SPDR S&P Oil & Gas Exploration & Production ETF	184,800	9,908,976
TOTAL SECTOR FUNDS		128,929,507
Small Blend Funds - 14.6%
Dreyfus Advantage Funds, Inc.	182	4,524
Equity Funds - continued
	Shares	Value
Small Blend Funds - continued
Natixis Vaughan Nelson Small Cap Value Fund Class A	3,199,951	$ 66,334,992
Perritt MicroCap Opportunities Fund (a)	1,536,853	36,346,572
Royce Low Priced Stock Fund Service Class	262	4,463
Royce Micro-Cap Fund Service Class	2,787,640	44,741,620
RS Partners Fund Class A (a)	2,144,655	65,433,412
T. Rowe Price Small-Cap Value Fund	1,179,607	40,307,183
Vanguard Small-Capital ETF	1,821,400	125,567,316
Wells Fargo Small Cap Value Fund Class A	959,396	28,695,521
TOTAL SMALL BLEND FUNDS		407,435,603
Small Growth Funds - 19.5%
Aston/TAMRO Small Cap Fund Class N	2,111,761	42,087,395
Baron Small Cap Fund (a)	2,934,691	69,552,183
Buffalo Small Cap Fund (a)	1,047,305	25,020,113
Champlain Small Company Fund Advisor Class (a)	5,833,622	84,704,189
iShares Russell 2000 Growth Index ETF	482,000	40,054,200
JPMorgan Small Capital Equity Fund Class A	39	1,305
MFS New Discovery Fund A Shares	2,825,725	63,946,156
Perimeter Small Cap Growth Fund Investor Shares (a)	1,962,675	21,098,757
RS Emerging Growth Fund Class A (a)	1,799,010	72,715,980
The Brown Capital Management Small Co. Fund Institutional Shares	1,568,252	69,771,510
Turner Small Cap Growth Fund Class I (a)	665,069	21,049,443
William Blair Small Cap Growth Fund Class N (a)	1,690,688	34,574,578
TOTAL SMALL GROWTH FUNDS		544,575,809
Small Value Funds - 8.9%
Fidelity Small Cap Value Fund (c)	3,271,079	46,776,436
Goldman Sachs Small Cap Value Fund Class A	1,753,152	66,146,423
iShares Russell 2000 Value Index ETF	492,400	31,656,396
Royce Opportunity Fund Service Class (a)	3,890,938	39,493,016
Rydex/SGI Mid Cap Value Fund Class A	2,111,651	63,708,516
TOTAL SMALL VALUE FUNDS		247,780,787
TOTAL EQUITY FUNDS (Cost $1,379,865,777)		1,612,596,795
Short-Term Funds - 9.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (c)	5	$ 5
SSgA US Treasury Money Market Fund, 0% (b)	263,588,049	263,588,049
TOTAL SHORT-TERM FUNDS (Cost $263,588,054)		263,588,054
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $2,581,331,097)		2,759,655,551
NET OTHER ASSETS (LIABILITIES) - 1.1%		31,831,246
NET ASSETS - 100%		$ 2,791,486,797
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,333 CME E-mini S&P Midcap 400 Index Contracts	Sept. 2011	$ 116,557,520	$ (966,987)
1,729 NYFE Russell Mini Index Contracts	Sept. 2011	125,559,980	(1,832,946)
TOTAL EQUITY INDEX CONTRACTS		$ 242,117,500	$ (2,799,933)

The face value of futures purchased as a percentage of net assets is 8.7%
Security Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 78,835,549	$ -	$ 20,000,000	$ -	$ 55,392,545
Fidelity Institutional Money Market Portfolio Class I	56,635	40	56,670	39	5
Fidelity Small Cap Value Fund	68,736,149	-	15,000,000	-	46,776,436
Fidelity Utilities Portfolio	35,286,929	77,199	13,000,000	77,199	23,321,368
Total	$ 182,915,262	$ 77,239	$ 48,056,670	$ 77,238	$ 125,490,354
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,799,933)
Total Value of Derivatives	$ -	$ (2,799,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,485,889,779)	$ 2,634,165,197
Affiliated issuers (cost $95,441,318)	125,490,354
Total Investments (cost $2,581,331,097)		$ 2,759,655,551
Segregated cash with broker for futures contracts		22,262,250
Receivable for investments sold		10,128,742
Receivable for fund shares sold		2,455,478
Dividends receivable		501,861
Receivable for daily variation margin on futures contracts		1,762,587
Prepaid expenses		13,708
Other receivables		11,023
Total assets		2,796,791,200

Liabilities
Payable for investments purchased	$ 3,104,188
Payable for fund shares redeemed	1,324,303
Accrued management fee	390,189
Transfer agent fee payable	355,216
Other affiliated payables	64,657
Other payables and accrued expenses	65,850
Total liabilities		5,304,403

Net Assets		$ 2,791,486,797
Net Assets consist of:
Paid in capital		$ 2,534,627,497
Undistributed net investment income		376,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		80,957,786
Net unrealized appreciation (depreciation) on investments		175,524,520
Net Assets, for 264,945,934 shares outstanding		$ 2,791,486,797
Net Asset Value, offering price and redemption price per share ($2,791,486,797 ÷ 264,945,934 shares)		$ 10.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 5,368,529
Affiliated issuers		77,238
Interest		86
Total income		5,445,853

Expenses
Management fee	$ 6,043,634
Transfer agent fees	1,985,141
Accounting fees and expenses	414,266
Custodian fees and expenses	25,463
Independent trustees' compensation	8,069
Registration fees	102,199
Audit	5,149
Legal	23,446
Miscellaneous	83,686
Total expenses before reductions	8,691,053
Expense reductions	(3,622,194)	5,068,859
Net investment income (loss)		376,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,345,922
Affiliated issuers	9,216,717
Foreign currency transactions	(16)
Futures contracts	(14,681,119)
Realized gain distributions from underlying funds:
Unaffiliated issuers	2,843,797
Total net realized gain (loss)		83,725,301
Change in net unrealized appreciation (depreciation) on: Investment securities	(377,925,140)
Futures contracts	(3,087,408)
Total change in net unrealized appreciation (depreciation)		(381,012,548)
Net gain (loss)		(297,287,247)
Net increase (decrease) in net assets resulting from operations		$ (296,910,253)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,994	$ 5,860,241
Net realized gain (loss)	83,725,301	97,649,286
Change in net unrealized appreciation (depreciation)	(381,012,548)	438,631,983
Net increase (decrease) in net assets resulting from operations	(296,910,253)	542,141,510
Distributions to shareholders from net investment income	-	(7,063,592)
Distributions to shareholders from net realized gain	(45,864,987)	(7,063,592)
Total distributions	(45,864,987)	(14,127,184)
Share transactions Proceeds from sales of shares	621,130,687	1,385,312,533
Reinvestment of distributions	45,771,055	14,093,459
Cost of shares redeemed	(405,767,785)	(372,532,803)
Net increase (decrease) in net assets resulting from share transactions	261,133,957	1,026,873,189
Total increase (decrease) in net assets	(81,641,283)	1,554,887,515

Net Assets
Beginning of period	2,873,128,080	1,318,240,565
End of period (including undistributed net investment income of $376,994 and undistributed net investment income of $0, respectively)	$ 2,791,486,797	$ 2,873,128,080
Other Information Shares
Sold	56,389,238	130,834,666
Issued in reinvestment of distributions	3,823,814	1,237,354
Redeemed	(34,781,884)	(35,599,493)
Net increase (decrease)	25,431,168	96,472,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.22	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Income from Investment Operations
Net investment income (loss) D	- I	.03	.03	.04	.03	.02
Net realized and unrealized gain (loss)	(1.27)	2.81	3.65	(4.05)	(1.17)	.75
Total from investment operations	(1.27)	2.84	3.68	(4.01)	(1.14)	.77
Distributions from net investment income	-	(.03)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	(.19)	(.03)	-	(.38)	(.61)	(.30)
Total distributions	(.19)	(.06)	(.03)	(.41) H	(.64)	(.31)
Net asset value, end of period	$ 10.54	$ 12.00	$ 9.22	$ 5.57	$ 9.99	$ 11.77
Total Return B,C	(10.76)%	30.84%	66.12%	(41.74)%	(10.38)%	6.86%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.40%	.25%	.25%	.26%	.26%
Expenses net of fee waivers, if any	.37% A	.15%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.36% A	.15%	.00%	.00%	.00%	.00%
Net investment income (loss)	.03% A	.32%	.42%	.50%	.30%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,791,487	$ 2,873,128	$ 1,318,241	$ 559,886	$ 359,884	$ 303,861
Portfolio turnover rate E	82% A	69%	39%	55%	20%	27%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G For the year ended February 29. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

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2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 312,345,976
Gross unrealized depreciation	(135,823,538)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,522,438

Tax cost	$ 2,583,133,113

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $(14,681,119) and a change in net unrealized appreciation (depreciation) of $(3,087,408) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,092,873,898 and $1,110,771,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, Advisory Research, Inc. (ARI), Evercore Asset Management, LLC, Fred Alger Management, Inc., Invesco Advisers, Inc., Loomis, Sayles & Company, L.P. and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In June 2011, the Board of Trustees approved the appointment of Neuberger Berman Management, LLC (Neuberger Berman) as an additional sub-adviser for the Fund. As of the date of this report, however, Neuberger Berman has not been allocated any portion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Adviser - continued

the Fund's assets. Neuberger Berman in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with a brokerage firm that is an affiliate of Strategic Advisers. The commissions paid to this firm were $481 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,080 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114,065 for the period. In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $3,508,051 and $78, respectively.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% of the total outstanding shares of Fidelity Advisor Real Estate Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On March 3, 2011, the Board of Trustees of Fidelity Rutland Square Trust II, including the Independent Trustees (together, the Board), voted to approve a new sub-advisory agreement (the Sub-Advisory Contract) with Evercore Asset Management LLC (Evercore) (the Investment Adviser) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Sub-Advisory Contract.

The Board reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Contract is in the best interests of the fund and its shareholders and that the compensation to be received by the Investment Adviser is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Adviser, including the backgrounds of the Investment Adviser's investment personnel, and also took into consideration the fund's investment objective and discipline. The Board considered the structure of the Investment Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Adviser's analysts have access to a variety of technological tools and market and securities data that enable them to perform fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the Investment Adviser under the Sub-Advisory Contract and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Adviser, the Board concluded that the nature, extent, and quality of investment management services that will be provided to the fund will benefit the fund's shareholders.

Management Fee. In reviewing the Sub-Advisory Contract, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the amount and nature of fees to be paid by Strategic Advisers to the Investment Adviser. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10%. The Board noted that the addition of the Investment Adviser as a sub-adviser to the fund will not result in a change to the maximum aggregate annual management fee payable by the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure was fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Contract has no impact on the maximum management fees paid by the fund, the Board did not consider the fund's investment performance, costs of services and profitability, or economies of scale to be significant factors in its decision to approve the Sub-Advisory Contract.

In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreements with Advisory Research, Inc., Evercore, Fred Alger Management, Inc., Invesco Advisers, Inc., Loomis, Sayles & Co., L.P., Systematic Financial Management, L.P. and Pyramis Global Advisors, LLC, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Sub-Advisory Contract should be approved.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Small-Mid Cap Fund

On June 2, 2011, the Board of Trustees of Fidelity Rutland Square Trust II, including the Independent Trustees (together, the Board), voted to approve a new sub-advisory agreement (the Sub-Advisory Contract) with Neuberger Berman Management LLC (Neuberger Berman) (the Investment Adviser) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Sub-Advisory Contract.

The Board reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Contract is in the best interests of the fund and its shareholders and that the compensation to be received by the Investment Adviser is fair and reasonable.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Adviser, including the backgrounds of the Investment Adviser's investment personnel, and also took into consideration the fund's investment objective and discipline. The Board considered the structure of the Investment Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Adviser's analysts have access to a variety of technological tools and market and securities data that enable them to perform fundamental analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the Investment Adviser under the Sub-Advisory Contract and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Based on its review, and giving particular weight to the nature and quality of the resources to be dedicated by the Investment Adviser, the Board concluded that the nature, extent, and quality of investment management services that will be provided to the fund will benefit the fund's shareholders.

Management Fee. In reviewing the Sub-Advisory Contract, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the amount and nature of fees to be paid by Strategic Advisers to the Investment Adviser. The Board also considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2013 and noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10%. The Board noted that the addition of the Investment Adviser as a sub-adviser to the fund will not result in a change to the maximum aggregate annual management fee payable by the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure was fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Contract has no impact on the maximum management fees paid by the fund, the Board did not consider the fund's investment performance, costs of services and profitability, or economies of scale to be significant factors in its decision to approve the Sub-Advisory Contract.

In connection with the Board's annual renewal of the fund's management contract with Strategic Advisers and the sub-advisory agreements with Advisory Research, Inc., Evercore Asset Management LLC, Fred Alger Management, Inc., Invesco Advisers, Inc., Neuberger Berman, Systematic Financial Management, L.P. and Pyramis Global Advisors, LLC, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Sub-Advisory Contract should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Evercore Asset Management, LLC

Invesco Advisers, Inc.

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SMC-USAN-1011
1.926368.100

Strategic Advisers® U.S. Opportunity Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.02%	$ 1,000.00	$ 921.50	$ .10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.04	$ .10

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Energy Portfolio	5.5	3.8
Fidelity Advisor Consumer Staples Fund Institutional Class	5.2	5.5
Fidelity Advisor Diversified Stock Fund Institutional Class	5.2	2.4
BlackRock Equity Dividend Fund Investor A Class	4.7	3.9
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	4.6	4.8
The Yacktman Fund	4.1	2.0
Fidelity Mega Cap Stock Fund Institutional Class	3.8	4.1
Fidelity Telecom and Utilities Fund	3.7	3.3
Fidelity Pharmaceuticals Portfolio	3.3	2.1
Fidelity Banking Portfolio	3.2	2.8
	43.3
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Large Blend Funds 12.6%	Large Blend Funds 10.3%
Large Growth Funds 5.3%	Large Growth Funds 6.0%
Large Value Funds 13.8%	Large Value Funds 16.4%
Mid-Cap Blend Funds 0.8%	Mid-Cap Blend Funds 0.0%
Mid-Cap Growth Funds 5.7%	Mid-Cap Growth Funds 5.6%
Mid-Cap Value Funds 0.2%	Mid-Cap Value Funds 0.7%
Small Blend Funds 0.3%	Small Blend Funds 0.0%†
Small Growth Funds 0.4%	Small Growth Funds 1.0%
Small Value Funds 1.0%	Small Value Funds 0.0%†
Sector Funds 59.9%	Sector Funds 60.0%
Net Other Assets 0.0%†	Net Other Assets 0.0%†

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 12.6%
American Century Equity Growth Fund	221,337	$ 4,579,460
BNY Mellon Large Capital Stock Fund	44,794	365,070
Clipper Fund	491,070	30,711,536
Dreyfus Appreciation Fund, Inc.	1,504,789	59,424,120
Dreyfus Disciplined Stock Fund	5,866	169,527
Fidelity Advisor Diversified Stock Fund Institutional Class (b)	9,645,924	143,338,434
Fidelity Dividend Growth Fund (b)	13,116	346,786
Fidelity Mega Cap Stock Fund Institutional Class (b)	10,749,887	104,058,906
Oakmark Fund Class I	8,390	339,862
Oakmark Select Fund Class I	132,028	3,624,173
Oppenheimer Main Street Fund Class A	9,559	295,649
TOTAL LARGE BLEND FUNDS		347,253,523
Large Growth Funds - 5.3%
Fidelity Advisor Large Cap Fund Institutional Class (b)	357,190	6,386,553
Fidelity Contrafund (b)	776,719	52,350,877
Fidelity Growth Company Fund (b)	51,073	4,307,999
Fidelity OTC Portfolio (a)(b)	1,514,924	82,472,456
T. Rowe Price Growth Stock Fund Advisor Class (a)	12,083	379,780
TOTAL LARGE GROWTH FUNDS		145,897,665
Large Value Funds - 13.8%
Allianz NFJ Dividend Value Fund Class D	2,373,231	26,319,130
American Beacon Large Cap Value Fund Plan Ahead Class	12,924	224,755
American Century Equity Income Fund Investor Class	3,814,154	26,775,364
American Century Income & Growth Fund Investor Class	1,437,308	33,834,223
Artisan Opportunistic Value Fund Investor Shares	2,153,512	21,104,414
BlackRock Basic Value Fund, Inc. Investor A Class	18,642	450,384
BlackRock Equity Dividend Fund Investor A Class	7,453,922	130,518,173
Franklin Equity Income Fund - A Class	20,783	336,481
Franklin Mutual Shares Fund Class A	9,087	179,372
Hotchkis and Wiley Diversified Value Fund	33,504	297,185
Hotchkis and Wiley Large Cap Value Fund Class A	184,059	2,757,209
Oppenheimer Equity Income Fund, Inc. Class A	79,122	1,793,699
T. Rowe Price Value Fund Advisor Class	13,737	301,795
The Yacktman Fund	6,550,305	113,058,272
Yacktman Focused Fund	1,271,962	23,518,572
TOTAL LARGE VALUE FUNDS		381,469,028
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.8%
Royce Value Fund Service Class	1,775,277	$ 21,516,356
Mid-Cap Growth Funds - 5.7%
Janus Enterprise Fund (a)	5,988	340,363
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	3,395,542	126,823,486
Munder Mid-Cap Core Growth Fund Class A (a)	1,080,414	30,003,109
TOTAL MID-CAP GROWTH FUNDS		157,166,958
Mid-Cap Value Funds - 0.2%
American Century Mid Cap Value Fund Investor Class	483,959	5,778,471
JPMorgan Value Advantage Fund Select Class	10,748	187,338
RidgeWorth Mid-Cap Value Equity I Shares	11,825	126,051
TOTAL MID-CAP VALUE FUNDS		6,091,860
Sector Funds - 59.9%
Allianz RCM Technology Fund - Administrative Class (a)	5,970	278,658
Fidelity Advisor Consumer Staples Fund Institutional Class (b)	2,019,855	143,934,881
Fidelity Advisor Materials Fund Institutional Class (b)	13,216	851,884
Fidelity Air Transportation Portfolio (b)	8,619	299,667
Fidelity Automotive Portfolio (b)	9,296	326,564
Fidelity Banking Portfolio (a)(b)	5,865,771	88,397,167
Fidelity Biotechnology Portfolio (a)(b)	113,887	8,917,391
Fidelity Brokerage & Investment Management Portfolio (b)	1,040,082	43,891,444
Fidelity Chemicals Portfolio (b)	647,609	63,051,206
Fidelity Communications Equipment Portfolio (a)(b)	654,227	14,798,619
Fidelity Computers Portfolio (a)(b)	1,254,604	65,051,206
Fidelity Consumer Discretionary Portfolio (b)	2,465,602	55,697,959
Fidelity Consumer Finance Portfolio (b)	2,809,105	31,546,245
Fidelity Defense & Aerospace Portfolio (b)	371,573	27,388,622
Fidelity Electronics Portfolio (b)	338,815	14,765,562
Fidelity Energy Portfolio (b)	2,933,029	151,256,291
Fidelity Energy Service Portfolio (a)(b)	3,590	263,257
Fidelity Financial Services Portfolio (b)	7,089	360,139
Fidelity Gold Portfolio (b)	835,490	44,063,756
Fidelity Health Care Portfolio (b)	391,654	50,934,587
Fidelity Industrial Equipment Portfolio (b)	1,343,597	40,912,544
Fidelity Industrials Portfolio (b)	2,788,560	59,507,881
Fidelity Insurance Portfolio (b)	1,173,737	49,473,005
Fidelity IT Services Portfolio (b)	2,824,766	57,738,211
Fidelity Leisure Portfolio (b)	513,726	47,231,962
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Medical Delivery Portfolio (a)(b)	411,649	$ 22,052,050
Fidelity Medical Equipment & Systems Portfolio (b)	635,624	17,988,149
Fidelity Multimedia Portfolio (b)	455,531	19,068,531
Fidelity Natural Gas Portfolio (b)	768,645	24,419,845
Fidelity Natural Resources Portfolio (b)	779,160	26,507,024
Fidelity Pharmaceuticals Portfolio (b)	7,079,312	91,889,467
Fidelity Real Estate Investment Portfolio (b)	707,173	19,086,603
Fidelity Retailing Portfolio (b)	500,618	26,137,279
Fidelity Software & Computer Services Portfolio (b)	7,553	605,713
Fidelity Technology Portfolio (a)(b)	914,436	81,220,180
Fidelity Telecom and Utilities Fund (b)	6,180,073	102,527,410
Fidelity Telecommunications Portfolio (b)	242,982	11,160,151
Fidelity Transportation Portfolio (b)	4,227	209,364
Fidelity Utilities Portfolio (b)	405,839	20,864,175
Franklin Gold and Precious Metals Fund Class A	2,895	139,219
iShares Dow Jones U.S. Energy Sector Index ETF	997,040	39,004,205
Prudential Financial Services Fund Class A	23,855	278,145
SPDR Financial Select Sector ETF	1,070,000	14,316,600
T Rowe Price Science & Tech Fund - Advisor Class (a)	358,680	9,329,268
T. Rowe Price Real Estate Fund Advisor Class	3,360,916	61,840,849
TOTAL SECTOR FUNDS		1,649,582,935
Small Blend Funds - 0.3%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class (b)	438,213	7,699,401
Natixis Vaughan Nelson Small Cap Value Fund Class A	8,614	178,573
TOTAL SMALL BLEND FUNDS		7,877,974
Small Growth Funds - 0.4%
Fidelity Small Cap Growth Fund (b)	620,591	9,432,987
Janus Triton Fund	10,221	166,195
TOTAL SMALL GROWTH FUNDS		9,599,182
Equity Funds - continued
	Shares	Value
Small Value Funds - 1.0%
Northern Small Cap Value Fund	1,960,270	$ 28,227,895
TOTAL EQUITY FUNDS (Cost $2,609,294,500)		2,754,683,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,609,294,500)		2,754,683,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,307)
NET ASSETS - 100%		$ 2,754,626,069
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 153,324,760	$ 91,137,224	$ 108,144,577	$ 351,976	$ 143,934,881
Fidelity Advisor Diversified Stock Fund Institutional Class	66,155,594	89,070,896	10,400,000	-	143,338,434
Fidelity Advisor Large Cap Fund Institutional Class	42,685,422	-	34,500,000	-	6,386,553
Fidelity Advisor Materials Fund Institutional Class	4,696,733	-	4,000,000	-	851,884
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	$ 3,240,673	$ 15,000,000	$ 10,000,000	$ -	$ 7,699,401
Fidelity Air Transportation Portfolio	615,182	46,871	250,000	715	299,667
Fidelity Automotive Portfolio	4,619,113	6,070,972	8,615,870	-	326,564
Fidelity Banking Portfolio	78,092,437	78,900,000	52,800,000	-	88,397,167
Fidelity Biotechnology Portfolio	549,752	9,000,000	-	-	8,917,391
Fidelity Brokerage & Investment Management Portfolio	36,554,810	46,760,403	33,500,000	-	43,891,444
Fidelity Chemicals Portfolio	51,219,863	49,235,700	35,000,000	13,525	63,051,206
Fidelity Communica- tions Equipment Portfolio	69,390,581	10,000,000	53,400,000	-	14,798,619
Fidelity Computers Portfolio	36,104,621	68,000,000	28,500,000	-	65,051,206
Fidelity Consumer Discretionary Portfolio	37,519,550	26,539,646	3,000,000	-	55,697,959
Fidelity Consumer Finance Portfolio	12,874,903	20,348,383	-	6,881	31,546,245
Fidelity Contrafund	67,886,922	-	12,200,000	-	52,350,877
Fidelity Defense & Aerospace Portfolio	-	30,434,903	-	-	27,388,622
Fidelity Dividend Growth Fund	-	16,000,000	13,000,000	-	346,786
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Electronics Portfolio	$ 38,437,482	$ 3,963	$ 19,000,576	$ 3,388	$ 14,765,562
Fidelity Energy Portfolio	105,586,091	70,127,544	-	110,965	151,256,291
Fidelity Energy Service Portfolio	57,851,511	-	54,261,355	-	263,257
Fidelity Financial Services Portfolio	51,546,427	-	49,200,000	-	360,139
Fidelity Gold Portfolio	10,286,039	31,005,723	-	-	44,063,756
Fidelity Growth Company Fund	4,501,054	-	-	-	4,307,999
Fidelity Health Care Portfolio	79,550,510	36,112,637	68,989,152	-	50,934,587
Fidelity Industrial Equipment Portfolio	55,961,276	14,108,280	19,400,000	125,239	40,912,544
Fidelity Industrials Portfolio	88,446,633	23,369,664	38,605,130	152,180	59,507,881
Fidelity Insurance Portfolio	58,698,548	35,191	-	35,191	49,473,005
Fidelity IT Services Portfolio	8,953,341	54,340,460	-	-	57,738,211
Fidelity Leisure Portfolio	21,757,467	30,810,944	5,200,000	21,455	47,231,962
Fidelity Medical Delivery Portfolio	23,634,667	16,600,000	17,885,929	-	22,052,050
Fidelity Medical Equipment & Systems Portfolio	-	61,924,293	38,500,000	-	17,988,149
Fidelity Mega Cap Stock Fund Institutional Class	115,037,725	27,674,388	32,296,575	403,642	104,058,906
Fidelity Multimedia Portfolio	40,512,823	220,409	16,792,977	8,478	19,068,531
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Natural Gas Portfolio	$ -	$ 28,038,380	$ -	$ 38,380	$ 24,419,845
Fidelity Natural Resources Portfolio	74,910,355	14,961,521	58,108,811	23,074	26,507,024
Fidelity OTC Portfolio	-	89,968,615	-	-	82,472,456
Fidelity Pharmaceu-ticals Portfolio	57,531,863	34,474,120	-	158,055	91,889,467
Fidelity Real Estate Investment Portfolio	40,556,787	2,000,000	21,500,000	-	19,086,603
Fidelity Retailing Portfolio	4,947,468	21,305,529	-	6,450	26,137,279
Fidelity Small Cap Growth Fund	-	11,000,000	-	-	9,432,987
Fidelity Software & Computer Services Portfolio	43,560,054	1,535,259	43,000,000	-	605,713
Fidelity Technology Portfolio	109,663,231	-	15,500,000	-	81,220,180
Fidelity Telecom and Utilities Fund	91,360,586	45,225,131	34,350,000	1,717,878	102,527,410
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Telecomm-unications Portfolio	$ 14,423,835	$ 13,909,468	$ 17,900,000	$ 9,468	$ 11,160,151
Fidelity Transpor-tation Portfolio	43,993,793	88,799	43,682,192	7,333	209,364
Fidelity Utilities Portfolio	227,282	20,200,497	-	497	20,864,175
Total	$ 1,907,467,764	$ 1,205,585,813	$ 1,001,483,144	$ 3,194,770	$ 1,934,790,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $781,462,612)	$ 819,892,986
Affiliated issuers (cost $1,827,831,888)	1,934,790,390
Total Investments (cost $2,609,294,500)		$ 2,754,683,376
Receivable for investments sold		16,200,000
Receivable for fund shares sold		2,454,919
Prepaid expenses		13,353
Other receivables		73
Total assets		2,773,351,721

Liabilities
Payable for investments purchased	$ 17,352,633
Payable for fund shares redeemed	1,302,286
Other affiliated payables	33,386
Other payables and accrued expenses	37,347
Total liabilities		18,725,652

Net Assets		$ 2,754,626,069
Net Assets consist of:
Paid in capital		$ 2,493,012,524
Undistributed net investment income		5,988,349
Accumulated undistributed net realized gain (loss) on investments		110,236,320
Net unrealized appreciation (depreciation) on investments		145,388,876
Net Assets, for 288,590,637 shares outstanding		$ 2,754,626,069
Net Asset Value, offering price and redemption price per share ($2,754,626,069 ÷ 288,590,637 shares)		$ 9.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 3,095,556
Affiliated issuers		3,194,770
Total income		6,290,326

Expenses
Management fee	$ 3,483,909
Transfer agent fees	55,606
Accounting fees and expenses	116,258
Custodian fees and expenses	3,719
Independent trustees' compensation	7,980
Registration fees	76,504
Audit	4,150
Legal	23,089
Miscellaneous	16,797
Total expenses before reductions	3,788,012
Expense reductions	(3,486,035)	301,977
Net investment income (loss)		5,988,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,060,874
Affiliated issuers	80,633,014
Realized gain distributions from underlying funds:
Unaffiliated issuers	7,655
Affiliated issuers	8,386,765
Total net realized gain (loss)		111,088,308
Change in net unrealized appreciation (depreciation) on underlying funds		(336,013,320)
Net gain (loss)		(224,925,012)
Net increase (decrease) in net assets resulting from operations		$ (218,936,663)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,988,349	$ 17,347,693
Net realized gain (loss)	111,088,308	91,833,893
Change in net unrealized appreciation (depreciation)	(336,013,320)	388,590,387
Net increase (decrease) in net assets resulting from operations	(218,936,663)	497,771,973
Distributions to shareholders from net investment income	-	(17,315,231)
Distributions to shareholders from net realized gain	(26,056,133)	(5,125,767)
Total distributions	(26,056,133)	(22,440,998)
Share transactions Proceeds from sales of shares	503,166,342	1,810,513,508
Reinvestment of distributions	26,005,544	22,384,350
Cost of shares redeemed	(319,200,138)	(385,296,279)
Net increase (decrease) in net assets resulting from share transactions	209,971,748	1,447,601,579
Total increase (decrease) in net assets	(35,021,048)	1,922,932,554

Net Assets
Beginning of period	2,789,647,117	866,714,563
End of period (including undistributed net investment income of $5,988,349 and $0, respectively)	$ 2,754,626,069	$ 2,789,647,117
Other Information Shares
Sold	50,533,599	203,931,340
Issued in reinvestment of distributions	2,493,340	2,261,807
Redeemed	(31,250,401)	(42,328,143)
Net increase (decrease)	21,776,538	163,865,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 8.42	$ 5.35	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02	.08	.07	.09	.08	- I
Net realized and unrealized gain (loss)	(.83)	2.05	3.07	(4.16)	(.37)	.06
Total from investment operations	(.81)	2.13	3.14	(4.07)	(.29)	.06
Distributions from net investment income	-	(.07)	(.06)	(.10)	(.04)	-
Distributions from net realized gain	(.10)	(.02)	(.01)	(.03)	(.19)	-
Total distributions	(.10)	(.09)	(.07)	(.12) J	(.23)	-
Net asset value, end of period	$ 9.55	$ 10.46	$ 8.42	$ 5.35	$ 9.54	$ 10.06
Total Return B,C	(7.85)%	25.36%	58.71%	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.27% A	.26%	.25%	.25%	.26%	.27% A
Expenses net of fee waivers, if any	.02% A	.01%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.02% A	.01%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.43% A	.91%	.91%	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,754,626	$ 2,789,647	$ 866,715	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	110% A	70%	45%	35%	82%	274% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F For the period December 29, 2006 (commencement of operations) to February 28, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers U.S. Opportunity Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 239,805,392
Gross unrealized depreciation	(94,525,104)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,280,288

Tax cost	$ 2,609,403,088

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,750,295,537 and $1,552,026,419, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,304 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,091 for the period. In addition to Strategic Advisers waiving a portion of its management fee, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash

Semiannual Report

6. Expense Reductions - continued

balances were used to reduce the Fund's expenses. During the period, this waiver and credits reduced the Fund's expenses by $3,483,909 and $35, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity IT Services Portfolio	28%
Fidelity Consumer Discretionary Portfolio	27%
Fidelity Consumer Finance Portfolio	25%
Fidelity Insurance Portfolio	23%
Fidelity Banking Portfolio	22%
Fidelity Industrial Equipment Portfolio	16%
Fidelity Pharmaceuticals Portfolio	16%
Fidelity Industrials Portfolio	13%
Fidelity Computers Portfolio	13%
Fidelity Leisure Portfolio	13%
Fidelity Multimedia Portfolio	12%
Fidelity Telecom and Utilities Fund	12%
Fidelity Retailing Portfolio	12%
Fidelity Brokerage & Investment Management Portfolio	11%
Fidelity Mega Cap Stock Fund	10%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SUO-USAN-1011
1.926372.100

Strategic Advisers® U.S. Opportunity II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.02%	$ 1,000.00	$ 924.50	$ .10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.04	$ .10

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Mega Cap Stock Fund Institutional Class	10.1	9.1
Fidelity Advisor Diversified Stock Fund Institutional Class	9.1	5.0
Fidelity Advisor Consumer Staples Fund Institutional Class	7.1	8.8
Fidelity Energy Portfolio	5.0	3.9
Fidelity Large Cap Core Enhanced Index Fund	4.6	0.0
Fidelity Telecom and Utilities Fund	4.2	5.3
Fidelity Natural Resources Portfolio	4.1	7.0
Fidelity Industrials Portfolio	4.0	6.6
Fidelity Pharmaceuticals Portfolio	3.5	2.7
Fidelity Retailing Portfolio	3.3	2.1
	55.0
Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Large Blend Funds 23.8%	Large Blend Funds 14.1%
Large Growth Funds 8.2%	Large Growth Funds 3.5%
Small Growth Funds 0.0%	Small Growth Funds 0.8%
Small Blend Funds 0.0%†	Small Blend Funds 0.0%
Sector Funds 68.0%	Sector Funds 81.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above. † Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 98.8%
	Shares	Value
Large Blend Funds - 23.8%
Fidelity Advisor Diversified Stock Fund Institutional Class	3,466,076	$ 51,505,888
Fidelity Large Cap Core Enhanced Index Fund	3,048,393	26,033,274
Fidelity Mega Cap Stock Fund Institutional Class	5,932,209	57,423,783
TOTAL LARGE BLEND FUNDS		134,962,945
Large Growth Funds - 8.2%
Fidelity Advisor Growth & Income Fund Institutional Class	63,980	1,073,576
Fidelity Advisor Large Cap Fund Institutional Class	159,328	2,848,782
Fidelity Blue Chip Growth Fund	175,979	7,913,755
Fidelity Contrafund	2,270	152,990
Fidelity Growth Discovery Fund	500,428	6,825,832
Fidelity New Millennium Fund	209,550	6,148,209
Fidelity OTC Portfolio (a)	298,192	16,233,577
Fidelity Trend Fund	74,109	4,997,151
TOTAL LARGE GROWTH FUNDS		46,193,872
Sector Funds - 66.8%
Fidelity Advisor Consumer Staples Fund Institutional Class	563,760	40,173,535
Fidelity Advisor Materials Fund Institutional Class	73,218	4,719,643
Fidelity Advisor Real Estate Fund Institutional Class	3,309	56,591
Fidelity Air Transportation Portfolio	3,546	123,306
Fidelity Automotive Portfolio	4,391	154,238
Fidelity Banking Portfolio (a)	645,446	9,726,866
Fidelity Biotechnology Portfolio (a)	57,640	4,513,194
Fidelity Brokerage & Investment Management Portfolio	163,896	6,916,416
Fidelity Chemicals Portfolio	110,429	10,751,405
Fidelity Communications Equipment Portfolio (a)	2,470	55,872
Fidelity Computers Portfolio (a)	235,920	12,232,441
Fidelity Consumer Discretionary Portfolio	531,374	12,003,737
Fidelity Consumer Finance Portfolio	722,408	8,112,647
Fidelity Defense & Aerospace Portfolio	138,737	10,226,319
Fidelity Electronics Portfolio	87,289	3,804,042
Fidelity Energy Portfolio	553,387	28,538,191
Fidelity Energy Service Portfolio (a)	1,468	107,684
Fidelity Environmental & Alternative Energy Portfolio	6,436	103,742
Fidelity Financial Services Portfolio	17,632	895,692
Fidelity Gold Portfolio	95,175	5,019,556
Fidelity Health Care Portfolio	90,291	11,742,368
Fidelity Industrial Equipment Portfolio	62,950	1,916,823
Fidelity Industrials Portfolio	1,074,554	22,930,990
Fidelity Insurance Portfolio	338,964	14,287,318
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity IT Services Portfolio	577,428	$ 11,802,628
Fidelity Leisure Portfolio	53,319	4,902,173
Fidelity Medical Delivery Portfolio (a)	1,009	54,077
Fidelity Medical Equipment & Systems Portfolio	43,487	1,230,672
Fidelity Multimedia Portfolio	169,583	7,098,734
Fidelity Natural Gas Portfolio	191,698	6,090,236
Fidelity Natural Resources Portfolio	674,654	22,951,737
Fidelity Pharmaceuticals Portfolio	1,542,849	20,026,177
Fidelity Real Estate Investment Portfolio	656,948	17,731,023
Fidelity Retailing Portfolio	360,676	18,830,883
Fidelity Software & Computer Services Portfolio	75,397	6,046,816
Fidelity Technology Portfolio (a)	137,955	12,253,195
Fidelity Telecom and Utilities Fund	1,428,605	23,700,551
Fidelity Telecommunications Portfolio	2,786	127,939
Fidelity Transportation Portfolio	394	19,505
Fidelity Utilities Portfolio	137,931	7,091,018
Fidelity Wireless Portfolio	1,209,272	9,432,320
TOTAL SECTOR FUNDS		378,502,300
Small Blend Funds - 0.0%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	14,167	248,913
TOTAL EQUITY FUNDS (Cost $555,320,434)		559,908,030
Fixed-Income Funds - 1.2%

Sector Funds - 1.2%
Fidelity Real Estate Income Fund (Cost $7,106,465)	672,764	6,990,018
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $562,426,899)		566,898,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,789)
NET ASSETS - 100%		$ 566,884,259
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $32,825,100 of which $1,775,252 and $31,049,848 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investments in affiliated securities, at value (cost $562,426,899) - See accompanying schedule		$ 566,898,048
Receivable for investments sold		3,310,836
Receivable for fund shares sold		98,073
Prepaid expenses		2,846
Total assets		570,309,803

Liabilities
Payable for investments purchased	$ 3,100,001
Payable for fund shares redeemed	308,908
Other affiliated payables	4,502
Other payables and accrued expenses	12,133
Total liabilities		3,425,544

Net Assets		$ 566,884,259
Net Assets consist of:
Paid in capital		$ 559,978,507
Undistributed net investment income		1,017,531
Accumulated undistributed net realized gain (loss) on investments		1,417,072
Net unrealized appreciation (depreciation) on investments		4,471,149
Net Assets, for 59,364,431 shares outstanding		$ 566,884,259
Net Asset Value, offering price and redemption price per share ($566,884,259 ÷ 59,364,431 shares)		$ 9.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$ 1,073,809

Expenses
Management fee	$ 715,027
Accounting fees and expenses	28,225
Custodian fees and expenses	3,187
Independent trustees' compensation	1,634
Registration fees	11,774
Audit	2,977
Legal	4,919
Miscellaneous	3,562
Total expenses before reductions	771,305
Expense reductions	(715,027)	56,278
Net investment income (loss)		1,017,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Affiliated issuers	31,205,081
Realized gain distributions from underlying funds:
Affiliated issuers	3,708,417
Total net realized gain (loss)		34,913,498
Change in net unrealized appreciation (depreciation) on underlying funds		(77,720,289)
Net gain (loss)		(42,806,791)
Net increase (decrease) in net assets resulting from operations		$ (41,789,260)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,017,531	$ 3,953,668
Net realized gain (loss)	34,913,498	61,994,984
Change in net unrealized appreciation (depreciation)	(77,720,289)	64,730,459
Net increase (decrease) in net assets resulting from operations	(41,789,260)	130,679,111
Distributions to shareholders from net investment income	-	(4,046,589)
Distributions to shareholders from net realized gain	-	(1,213,977)
Total distributions	-	(5,260,566)
Share transactions Proceeds from sales of shares	75,761,507	83,592,921
Reinvestment of distributions	-	5,236,693
Cost of shares redeemed	(51,877,790)	(136,560,795)
Net increase (decrease) in net assets resulting from share transactions	23,883,717	(47,731,181)
Total increase (decrease) in net assets	(17,905,543)	77,687,364

Net Assets
Beginning of period	584,789,802	507,102,438
End of period (including undistributed net investment income of $1,017,531 and undistributed net investment income of $0, respectively)	$ 566,884,259	$ 584,789,802
Other Information Shares
Sold	7,875,377	9,425,276
Issued in reinvestment of distributions	-	533,812
Redeemed	(5,122,222)	(14,854,560)
Net increase (decrease)	2,753,155	(4,895,472)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31,2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.24	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.06	.07	.10	.09
Net realized and unrealized gain (loss)	(.80)	2.12	2.99	(4.27)	(.20)
Total from investment operations	(.78)	2.18	3.06	(4.17)	(.11)
Distributions from net investment income	-	(.07)	(.06)	(.10)	(.06)
Distributions from net realized gain	-	(.02)	(.01)	(.01)	(.28)
Tax return of capital	-	-	-	-	(.02)
Total distributions	-	(.09)	(.07)	(.11)	(.36)
Net asset value, end of period	$ 9.55	$ 10.33	$ 8.24	$ 5.25	$ 9.53
Total Return B,C	(7.55)%	26.53%	58.31%	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before reductions	.27% A	.27%	.25%	.25%	.26% A
Expenses net of fee waivers, if any	.02% A	.02%	.00%	.00%	.00% A
Expenses net of all reductions	.02% A	.02%	.00%	.00%	.00% A
Net investment income (loss)	.36% A	.72%	.94%	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,884	$ 584,790	$ 507,102	$ 271,774	$ 387,625
Portfolio turnover rate E	107% A	91%	48%	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Strategic Advisers U.S. Opportunity II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 30,860,948
Gross unrealized depreciation	(26,457,179)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,403,769

Tax cost	$ 562,494,279

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $341,274,809 and $312,677,580, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 0.95% of the Fund's average daily net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

Strategic Advisers has contractually agreed to waive .25% of its management fee until September 30, 2013. In September 2011 the Board of Trustees approved an extension of the management fee waiver until September 30, 2014.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Expense Reductions. Strategic Advisers waived a portion of its management fee. During the period, this waiver reduced the Fund's expenses by $715,027.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 32% of the total outstanding shares of Fidelity Large Cap Core Enhanced Index Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

SUI-USAN-1011
1.926366.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 27, 2011